As filed with the Securities and Exchange             Registration No. 333-56297
Commission on February 7, 2000                        Registration No. 811-2512

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
--------------------------------------------------------------------------------

                       POST-EFFECTIVE AMENDMENT NO. 13 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)


--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule 485
     --------
        X         on February 10, 2000 pursuant to paragraph (b) of Rule 485
     --------

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET


                                                                             LOCATION - PROSPECTUS DATED MAY 3, 1999, AND AS
                                                                            AMENDED BY SUPPLEMENTS DATED MAY 5, 1999, JUNE 1,
                                                                                        1999, SEPTEMBER 1, 1999,
                                                                                 DECEMBER 1, 1999 AND FEBRUARY 10, 2000
    FORM N-4
    ITEM NO.                        PART A (PROSPECTUS)

        1          Cover Page...........................................   Cover Page

        2          Definitions..........................................   Not Applicable

        3          Synopsis.............................................   Contract Overview; Fee Table, and as amended

        4          Condensed Financial Information......................   Condensed Financial Information; Appendix IV  -
                                                                           Condensed Financial Information, and as amended

        5          General Description of Registrant, Depositor, and       Other Topics - The Company; Variable Annuity
                   Portfolio Companies..................................   Account B; Appendix III - The Funds, and as amended

        6          Deductions and Expenses..............................   Fees, and as amended

        7          General Description of Variable Annuity Contracts....   Contract Overview, and as amended

        8          Annuity Period.......................................   The Income Phase

        9          Death Benefit........................................   Death Benefit, and as amended

       10          Purchases and Contract Value.........................   Purchase and Rights; Your Account Value

       11          Redemptions..........................................   Your Right to Cancel; Systematic Distribution Options

       12          Taxes................................................   Taxation

       13          Legal Proceedings....................................   Other Topics - Legal Matters and Proceedings

       14          Table of Contents of the Statement of Additional
                   Information..........................................   Contents of the Statement of Additional Information

                                                                               LOCATION - STATEMENT OF ADDITIONAL INFORMATION
     FORM N-4                         PART B (STATEMENT OF                                DATED FEBRUARY 10, 2000
     ITEM NO.                        ADDITIONAL INFORMATION)

        15           Cover Page...........................................    Cover page

        16           Table of Contents....................................    Table of Contents

        17           General Information and History......................    General Information and History

        18           Services.............................................    General Information and History; Independent
                                                                              Auditors

        19           Purchase of Securities Being Offered.................    Offering and Purchase of Contract

        20           Underwriters.........................................    Offering and Purchase of Contract

        21           Calculation of Performance Data......................    Performance Data; Average Annual Total Return
                                                                              Quotations

        22           Annuity Payments.....................................    Income Phase Payments

        23           Financial Statements.................................    Financial Statements

                           Part C (Other Information)
                           --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus dated May 3, 1999 is incorporated in Part A of this Post-Effective Amendment No. 13 by reference to Registrant's filing under Rule 497(c), as filed on May 6, 1999 (File No. 333-56297) and by reference to Prospectus Supplement dated May 5, 1999, as filed in Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-56297), as filed on and declared effective on May 5, 1999, and by reference to Prospectus Supplement dated June 1, 1999, as filed in Registrant's filing under Rule 497(c), on June 1, 1999, by reference to three Prospectus Supplements each dated September 1, 1999 as filed in Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-56297), as filed on August 24, 1999 and declared effective on September 1, 1999, and by reference to three Prospectus Supplements each dated December 1, 1999 as filed in Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 333-56297) and declared effective on December 1, 1999.

A Prospectus Supplement dated February 10, 2000 and a Statement of Additional Information dated February 10, 2000 are included in Parts A and B, respectively, of this Post-Effective Amendment No. 13.

                          VARIABLE ANNUITY ACCOUNT B
                   Aetna Life Insurance and Annuity Company


                      Supplement Dated February 10, 2000
                           to May 3, 1999 Prospectus



GENERAL DESCRIPTION OF GET I

Series I of the Aetna GET Fund (GET I) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET I. Aeltus Investment Management, Inc. serves as investment adviser to GET I.

We will offer GET I shares only during its offering period, which is scheduled to run from March 15, 2000 through the close of business on June 14, 2000. GET I may not be available under your contract, your plan or in your state. Please read the GET I prospectus for a more complete description of GET I, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET I

GET I seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.

GET I's guarantee period runs from June 15, 2000 through June 14, 2005. During the offering period, all GET I assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET I will end on June 14, 2005 which is GET I's maturity date. The Company guarantees that the value of an accumulation unit of the GET I subaccount under the contract on the maturity date (as valued after the close of business on June 14, 2005) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET I subaccount to make up the difference. This means that if you remain invested in GET I until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET I as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET I subaccount. The value of dividends and distributions made by GET I throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET I investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET I before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.



MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET I. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET I amounts. If you do not make a choice, on the maturity date we will transfer your GET I amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET I amounts to the fund or funds designated by the Company.

INCOME PHASE

GET I is not available during the income phase. You should not select this option if you wish to begin income payments or to make other withdrawals or transfers before the maturity date. You must transfer your GET I account value to another available investment option before you may elect an income phase payment option. As stated above, the Company's guarantee will not apply to amounts you withdraw or transfer before the maturity date.


X.GETI56297-00                                              February 2000

REINVESTMENT

Some contracts allow you to reinvest all or a portion of the proceeds after a full withdrawal. If you withdraw amounts from GET I and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET I amounts among the other investment options in which you were invested, on a pro rata basis.

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET I Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET I investment option:

 GET I Guarantee Charge (deducted daily during the Guarantee Period) .....  0.50%
Maximum Total Separate Account Expenses ..................................  1.90%(1)

(1) The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.

The following information supplements the "Fund Expense Table" contained in the prospectus:


Aetna GET Fund Series I Annual Expenses
(As a percentage of the average net assets)

                               Investment                             Total Fund Annual Expenses
                            Advisory Fees(2)   Other Expenses(3)   (after expense reimbursement)(4)
                            ----------------   -----------------   --------------------------------
Aetna GET Fund Series I            0.60%              0.15%                     0.75%

For more information regarding expenses paid out of assets of the fund, see the GET I prospectus.



-----------------------

(2) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

(3) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET I and any additional direct fund expenses.

(4) The investment adviser is contractually obligated through GET I's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET I's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET I's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus.


HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES I
Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET I investment option under the contract (until GET I's maturity date) and assume a 5% annual return on the investment.(5)

---------------------------------         Example A                      Example B
> THESE EXAMPLES ARE PURELY
  HYPOTHETICAL.                    If you withdraw your entire     If at the end of the periods
> THEY SHOULD NOT BE               account value at the end of     shown you (1) leave your
  CONSIDERED A REPRESENTATION      the periods shown, you would    entire account value invested
  OF PAST OR FUTURE EXPENSES       pay the following expenses,     or (2) select an income phase
  OR EXPECTED RETURNS.             including any applicable        payment option, you would
> ACTUAL EXPENSES AND/OR           early withdrawal charge:        pay the following expenses
  RETURNS MAY BE MORE OR LESS                                      (no early withdrawal charge
  THAN THOSE SHOWN BELOW.                                          is reflected):
---------------------------------
                                   1 Year   3 Years   5 Years      1 Year   3 Years   5 Years
                                   ------   -------   -------      ------   -------   -------
Aetna GET Fund Series I              $90      $137      $177         $27      $83      $142

-----------------------

(5) The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.15%, an annual GET I guarantee charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to 0.022%, and all charges and expenses of the GET I Fund. Example A reflects an early withdrawal charge of 7% of the purchase payments at the end of year 1, 6% at the end of year 3, and 4% at the end of year 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

The following information supplements "Appendix III--Description of Underlying Funds" contained in the prospectus:


Aetna GET Fund (Series I)

INVESTMENT OBJECTIVE

Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from June 15, 2000 through June 14, 2005, the maturity date.

POLICIES

Prior to June 15, 2000, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS

The principal risks of investing in Series I are those generally attributable to stock and bond investing. The success of Series I's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series I invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series I assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series I would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series I assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series I's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Investment Adviser: Aeltus Investment Management, Inc.


The following information supplements Appendix IV--"Condensed Financial Information" contained in the prospectus:

Appendix IV--"Condensed Financial Information", is amended to include financial data for the nine-month period ending September 30, 1999, as follows.


                        Condensed Financial Information
--------------------------------------------------------------------------------
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for the nine month period ended September 30, 1999 is derived from the unaudited interim financial statements of the separate account. The financial statements for the nine month period ended September 30, 1999 are included in the February 10, 2000 Statement of Additional Information.

                                                           0.95% Total Charges   1.25% Total Charges  1.40% Total Charges
                                                           -------------------   -------------------  -------------------
AETNA BALANCED VP, INC
Value at beginning of period                                       $10.377             $10.323              $10.316
Value at end of period                                             $10.600             $10.562              $10.542
Number of accumulation units outstanding at end of period          324,905             267,914              207,494
AETNA BOND VP
Value at beginning of period                                       $10.319             $10.305              $10.298
Value at end of period                                             $10.215             $10.178              $10.160
Number of accumulation units outstanding at end of period          542,358             634,009              234,313
AETNA GROWTH VP
Value at beginning of period                                       $10.489             $10.475              $10.468
Value at end of period                                             $11.399             $11.358              $11.338
Number of accumulation units outstanding at end of period          383,863             417,650               85,882
AETNA GROWTH AND INCOME VP
Value at beginning of period                                        $9.886              $9.872               $9.866
Value at end of period                                             $10.252             $10.215              $10.197
Number of accumulation units outstanding at end of period          979,134           1,072,390              331,130
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                       $10.716             $10.702              $10.694
Value at end of period                                             $11.292             $11.251              $11.231
Number of accumulation units outstanding at end of period        1,711,165           1,964,215              678,728
AETNA INTERNATIONAL VP
Value at beginning of period                                        $9.149              $9.137               $9.131
Value at end of period                                             $10.470             $10.432              $10.413
Number of accumulation units outstanding at end of period           47,360              54,933               18,743
AETNA MONEY MARKET VP
Value at beginning of period                                       $10.199             $10.186              $10.179
Value at end of period                                             $10.493             $10.455              $10.436
Number of accumulation units outstanding at end of period        1,723,253           1,048,453              528,162
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                        $8.903              $8.891               $8.885
Value at end of period                                              $8.686              $8.655               $8.639
Number of accumulation units outstanding at end of period           42,965              30,454                5,672
AETNA SMALL COMPANY VP
Value at beginning of period                                        $9.357              $9.345               $9.338
Value at end of period                                              $9.760              $9.725               $9.707
Number of accumulation units outstanding at end of period          132,877              90,306               32,744
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                       $10.245             $10.231              $10.224
Value at end of period                                             $10.834             $10.795              $10.776
Number of accumulation units outstanding at end of period          129,569             217,488              102,811
AIM V.I. GROWTH FUND
Value at beginning of period                                       $10.779             $10.764              $10.757
Value at end of period                                             $11.811             $11.768              $11.747
Number of accumulation units outstanding at end of period          230,795             560,274              141,942
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                       $10.663             $10.649              $10.641
Value at end of period                                             $11.528             $11.486              $11.465
Number of accumulation units outstanding at end of period          247,509             699,721              179,082
AIM V.I. VALUE FUND
Value at beginning of period                                       $10.616             $10.601              $10.594
Value at end of period                                             $11.628             $11.586              $11.565
Number of accumulation units outstanding at end of period          628,651           1,091,276              322,713
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                        $9.911              $9.897               $9.891
Value at end of period                                             $10.125             $10.089              $10.070
Number of accumulation units outstanding at end of period          557,396           1,334,011              354,773
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                       $10.265(1)          $10.231(1)
Value at end of period                                             $10.265             $10.256
Number of accumulation units outstanding at end of period            1,926               1,347
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                        $8.949              $8.936               $8.930
Value at end of period                                              $9.244              $9.211               $9.194
Number of accumulation units outstanding at end of period          400,177             564,033              205,426

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                                            0.95% Total Charges   1.25% Total Charges  1.40% Total Charges
                                                            -------------------   -------------------  -------------------
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                       $10.535             $10.521              $10.514
Value at end of period                                             $11.076             $11.036              $11.016
Number of accumulation units outstanding at end of period          911,513           1,267,633              475,850
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                       $11.042             $11.027              $11.020
Value at end of period                                             $15.509             $15.453              $15.425
Number of accumulation units outstanding at end of period          631,425             637,464              243,523
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                       $10.945             $10.930              $10.923
Value at end of period                                             $11.841             $11.798              $11.777
Number of accumulation units outstanding at end of period        1,260,294           1,615,845              572,022
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                       $10.938             $10.923              $10.915
Value at end of period                                             $12.656             $12.610              $12.587
Number of accumulation units outstanding at end of period        1,208,271           1,686,221              461,935
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                        $9.576              $9.563               $9.557
Value at end of period                                             $10.993             $10.953              $10.933
Number of accumulation units outstanding at end of period        1,297,387           1,489,511              426,309
MFS TOTAL RETURN SERIES
Value at beginning of period                                       $10.171             $10.157              $10.150
Value at end of period                                             $10.123             $10.086              $10.068
Number of accumulation units outstanding at end of period          231,064             536,006              217,885
[MITCHELL HUTCHINS SERIES TRUST
 GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                        $9.816(2)          $10.189(2)           $10.056(2)
Value at end of period                                              $9.743              $9.730               $9.724
Number of accumulation units outstanding at end of period           10,141              45,385                1,356]
[MITCHELL HUTCHINS SERIES TRUST
 SMALL CAP PORTFOLIO
Value at beginning of period                                                           $11.067(3)
Value at end of period                                                                 $10.190
Number of accumulation units outstanding at end of period                               10,760]
[MITCHELL HUTCHINS SERIES TRUST
 TACTICAL ALLOCATION PORTFOLIO
Value at beginning of period                                        $9.451(2)           $9.852(2)            $9.567(4)
Value at end of period                                              $9.441              $9.428               $9.422
Number of accumulation units outstanding at end of period           73,280             292,311               27,804]
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
Value at beginning of period                                        $9.362              $9.350               $9.343
Value at end of period                                             $11.703             $11.661              $11.640
Number of accumulation units outstanding at end of period           65,848              97,940               46,191
OPPENHEIMER MAIN STREET GROWTH &
 INCOME FUND/VA
Value at beginning of period                                        $9.080              $9.067               $9.061
Value at end of period                                              $9.818              $9.783               $9.765
Number of accumulation units outstanding at end of period          243,319             544,526              176,513
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                        $9.823              $9.810               $9.803
Value at end of period                                              $9.787              $9.751               $9.734
Number of accumulation units outstanding at end of period          188,667             250,481               79,808
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                       $10.371             $10.357              $10.350
Value at end of period                                             $11.565             $11.523              $11.502
Number of accumulation units outstanding at end of period          269,649             274,545              125,570
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                       $10.113             $10.099              $10.092
Value at end of period                                             $10.213             $10.176              $10.157
Number of accumulation units outstanding at end of period          171,374             340,379              119,579
PPI MFS VALUE EQUITY PORTFOLIO
Value at beginning of period                                       $10.193             $10.180              $10.173
Value at end of period                                             $11.650             $11.607              $11.586
Number of accumulation units outstanding at end of period          142,384             279,582               75,344
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                        $9.248              $9.236               $9.229
Value at end of period                                             $11.111             $11.070              $11.050
Number of accumulation units outstanding at end of period          233,214             124,224               82,591

-------------------
(1) Funds were first received in this option during September 1999.
(2) Funds were first received in this option during May 1999.
(3) Funds were first received in this option during July 1999.
(4) Funds were first received in this option during June 1999.



X.GETI56297-00                                              February 2000

-------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
-------------------------------------------------------------------------------



           Statement of Additional Information dated February 10, 2000



                             AETNA VARIABLE ANNUITY



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "separate account") dated May 3, 1999, and as amended by supplements dated May 5, 1999, June 1, 1999, September 1, 1999, December 1, 1999 and February 10, 2000.


A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                            Aetna Retirement Services
                                Annuity Services
                              151 Farmington Avenue
                        Hartford, Connecticut 06156-1277
                                 1-800-531-4547

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                          Page
General Information and History..........................................   2
Variable Annuity Account B...............................................   2
Offering and Purchase of Contract........................................   3
Performance Data.........................................................   3
     General.............................................................   3
     Average Annual Total Return Quotations..............................   3
Income Phase Payments....................................................   6
Sales Material and Advertising...........................................   6
Independent Auditors.....................................................   7
Financial Statements of the Separate Account.............................   S-1
Financial Statements of Aetna Life Insurance and Annuity Company.........   F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the Company, we, us, our) issues the contract described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of Aetna Inc. Through a merger, our assets include the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


As of December 31, 1998, the Company and its subsidiary life company had $43 billion invested through its products, including $29 billion in its separate accounts (of which the Company or an affiliate oversees the management of $21 billion). The Company is ranked among the top 2% of all U.S. life insurance companies rated by A.M. Best Company based on assets as of December 31, 1997.


In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. See "Fees" in the prospectus. We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

The funds currently available under the contract are as follows:

Aetna Balanced VP, Inc.                                      Janus Aspen Aggressive Growth Portfolio
Aetna Income Shares d/b/a Aetna Bond VP                      Janus Aspen Balanced Portfolio
Aetna Growth VP                                              Janus Aspen Growth Portfolio
Aetna Variable Fund d/b/a Aetna Growth and Income VP         Janus Aspen Worldwide Growth Portfolio
Aetna Index Plus Large Cap VP                                MFS Total Return Series
Aetna International VP                                       Mitchell Hutchins Series Trust Growth and Income Portfolio
Aetna Variable Encore Fund d/b/a Aetna Money Market VP       Mitchell Hutchins Series Trust Tactical Allocation Portfolio
Aetna Real Estate Securities VP                              Mitchell Hutchins Series Trust Small Cap Portfolio
Aetna Small Company VP                                       Oppenheimer Aggressive Growth Fund/VA
AIM V.I. Capital Appreciation Fund                           Oppenheimer Main Street Growth & Income Fund/VA
AIM V.I. Growth Fund                                         Oppenheimer Strategic Bond Fund/VA
AIM V.I Growth and Income Fund                               Portfolio Partners (PPI) MFS Emerging Equities Portfolio
AIM V.I. Value Fund                                          Portfolio Partners (PPI) MFS Research Growth Portfolio
Fidelity Variable Insurance Products Fund (VIP)              Portfolio Partners (PPI) MFS Value Equity Portfolio
  Equity-Income Portfolio                                    Portfolio Partners (PPI) Scudder International Growth Portfolio
Fidelity Variable Insurance Products Fund (VIP)
  Growth Portfolio
Fidelity Variable Insurance Products Fund (VIP)
  High Income Portfolio
Fidelity Variable Insurance Products Fund II (VIP II)
  Contrafund Portfolio


Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                        OFFERING AND PURCHASE OF CONTRACT


The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. We offer the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the contracts is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections titled "Purchase and Rights" and "Your Account Value."


                                PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contracts during each period (i.e., Option Package III: 1.25% mortality and expense risk charge, $30 annual maintenance fee, 0.15% administrative charge, and early withdrawal charge of 7% of purchase payments grading down to 0% after 7 years). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below will be lower than the standardized figures for Option Packages I and II because of the lower mortality and expense risk charge under those Option Packages (0.80% and 1.10% respectively). We may also advertise standardized returns and non-standardized returns using the fees and charges applicable to Option Packages I and II.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the annual maintenance fee. The deduction of the early withdrawal charge and the annual maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of the maximum recurring charges under the contract except the early withdrawal charge (i.e., Option Package III: 1.25% mortality and expense risk charge, $30 annual maintenance fee, and 0.15% administrative charge). We may also advertise returns based on lower charges that may apply to contracts under Option Packages I and II.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized


The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended September 30, 1999 for the subaccounts under the contracts. The standardized returns assume the maximum charges under the contract (i.e., Option Package III) as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges. We may also advertise returns based on lower charges that may apply to particular contracts under Option Packages I and II.


For the subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many contracts and (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception". For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.


                                                         ---------------------------------------------------------------------
                                                                                                                  Date
                                                                                                              Contributions
                                                                           STANDARDIZED                      First Received
                                                                                                                Under the
                                                                                                            Separate Account
------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Since
                             SUBACCOUNT                   1 Year       5 Year       10 Year     Inception*
------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                 7.05%        14.72%       10.85%
------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                          (7.46%)        5.36%        6.56%
------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                           24.82%                                  25.42%       05/30/1997
------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                             14.99%        18.64%       12.93%
------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                             19.51%                                  23.08%       10/31/1996
------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                    22.33%                                   2.37%       05/05/1998
------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                               (3.77%)        3.35%        3.91%
------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                          (11.73%)                                (15.51%)      05/06/1998
------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                    12.74%                                   7.96%       05/30/1997
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                                26.64%       10/02/1998
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                                                              34.57%       10/02/1998
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                                                   30.38%       10/02/1998
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                                               32.92%       10/02/1998
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                       8.90%                                  16.71%       12/30/1994
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                             26.80%                                  23.68%       12/30/1994
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                        (0.20%)                                  6.56%       06/30/1995
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                      19.95%                                  19.61%       06/30/1995
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                   74.65%                                  22.15%       10/31/1994
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                            20.20%                                  20.03%       01/31/1995
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                              36.46%        22.54%                    21.92%       07/29/1994
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                    28.12%                                  25.29%       04/28/1995
------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                   (0.77%)                                 10.03%       05/31/1996
------------------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Growth & Income Portfolio                                                      (10.09%)      05/05/1999
------------------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Small Cap Portfolio                                                            (14.43%)      07/02/1999
------------------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Tactical Allocation Portfolio                                                  (11.07%)      05/17/1999
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA                     43.94%                                  17.68%       05/30/1997
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA           19.10%                                  10.64%       05/30/1997
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                        (6.36%)                                  0.29%       05/30/1997
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                       32.67%                                  17.37%       11/28/1997
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging Equities(3)     32.67%        17.74%                    13.39%       09/30/1993
------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                         14.43%                                   7.12%       11/28/1997
------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI
    MFS Research Growth(3)                                14.43%         7.00%                     7.37%       08/31/1992
------------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio                            31.57%                                  19.31%       11/28/1997
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Value Equity(3)       31.57%        19.14%                    14.09%       11/30/1992
------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio                27.79%                                  18.34%       11/28/1997
------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/PPI
    Scudder International Growth(3)                       27.79%        11.97%                    12.86%       08/31/1992
------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

 * Reflects performance from the date contributions were first received in the fund under the separate account.

(1) These funds have been available through the separate account for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended September 30, 1999 (on an annualized basis) was 3.61%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 7% early withdrawal charge.

(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund.

                                                       ------------------------------------------------------------------------
                                                                                                                      Fund
                                                                               NON-STANDARDIZED                    Inception
                                                                                                                      Date
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Since
                            SUBACCOUNT                  1 Year      3 Years    5 Years    10 Years   Inception**
-------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                              15.11%      13.94%      15.09%     10.85%
-------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                        (0.50%)      4.72%       5.92%      6.56%
-------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                         34.21%                                          27.11%     12/13/1996
-------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                           23.65%      17.41%      18.94%     12.93%
-------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                           28.51%      24.95%                              24.87%     09/16/1996
-------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                  31.54%                                          19.55%     12/22/1997
-------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                              3.48%       3.82%       3.96%      3.91%
-------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                         (5.08%)                                        (7.78%)     12/15/1997
-------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                  21.23%                                          12.68%     12/27/1996
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      30.24%      11.77%      16.49%                  15.91%     05/05/1993
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                    39.05%      23.29%      22.55%                  18.37%     05/05/1993
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                         35.77%      21.06%      20.73%                  19.30%     05/02/1994
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                     38.17%      22.94%      21.22%                  19.26%     05/05/1993
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                 17.10%      14.56%      15.94%     11.99%
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                        36.34%      23.29%      23.20%     15.90%
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(1)                    7.31%       4.64%       8.18%      9.91%
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                    28.98%      21.14%                              23.36%     01/03/1995
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                 87.79%      25.85%      23.68%                  24.21%     09/13/1993
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                          29.25%      20.93%      19.01%                  16.89%     09/13/1993
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                            46.73%      23.98%      22.79%                  19.39%     09/13/1993
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                  37.77%      22.44%      22.50%                  21.95%     09/13/1993
-------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                  6.71%      11.46%                              13.98%     01/03/1995
-------------------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Growth & Income Portfolio                                                             (2.40%)    01/04/1999
-------------------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Small Cap Portfolio                                                                   (0.48%)    05/03/1999
-------------------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Tactical Allocation Portfolio                                                          3.71%     01/04/1999
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA(1)                54.78%      13.64%      18.56%     13.70%
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA         28.07%      15.71%                              22.46%     07/06/1995
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                       0.69%       3.66%       5.81%                   4.52%     05/03/1993
-------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                     42.66%                                          20.20%     11/28/1997
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging Equities(3)   42.66%      13.67%      18.06%     14.49%
-------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                       23.05%                                          10.24%     11/28/1997
-------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS
    Research Growth(3)                                  23.05%       1.95%      7.51%        6.98%
-------------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio                          41.47%                                          21.99%     11/28/1997
-------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Value Equity(3)     41.47%      22.67%      19.44%     11.40%
-------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio              37.41%                                          21.29%     11/28/1997
-------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/PPI
    Scudder International Growth(3)                     37.41%      16.50%      12.38%      9.69%
-------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.

(1)  These funds have been in operation for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended September 30, 1999 (on an annualized basis) was 3.61%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% early withdrawal charge is not reflected.

(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS


When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using the accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the payment option and investment options elected.


The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and
(b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second payment is due. The second monthly payment is then determined by multiplying the number of annuity units by the current annuity unit value, or
20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the examination of the separate account's financial statements and the review of filings made with the SEC.

                           VARIABLE ANNUITY ACCOUNT B

                                      Index

                                                                     Page
                                                                     ----
Statement of Assets and Liabilities ...............................  S-2
Statements of Operations and Changes in Net Assets ................  S-7
Condensed Financial Information ...................................  S-8
Notes to Financial Statements .....................................  S-16
Independent Auditors' Report ......................................  S-36

Variable Annuity Account B

Statement of Assets and Liabilities - December 31, 1998


ASSETS:
Investments, at net asset value: (Note 1)

                                                                                                          Net
                                                                   Shares             Cost             Assets
                                                                   ------             ----             ------
 Aetna Ascent VP:                                               1,775,905    $  25,102,742      $  24,898,190
 Aetna Balanced VP:                                            12,391,167      181,255,533        194,913,051
 Aetna Bond VP:                                                 6,915,310       90,585,384         90,313,945
 Aetna Crossroads VP:                                           2,222,763       29,151,210         29,607,202
 Aetna Get Fund, Series B:                                      1,328,751       16,114,148         19,399,768
 Aetna Get Fund, Series C:                                        641,495        6,843,405          9,276,019
 Aetna Get Fund, Series D:                                      8,945,182       89,971,949         89,907,126
 Aetna Growth and Income VP:                                   34,864,532    1,125,170,574      1,110,783,981
 Aetna Growth VP:                                               2,192,686       25,612,305         29,667,044
 Aetna High Yield VP:                                              25,485          269,013            230,386
 Aetna Index Plus Large Cap VP:                                 4,950,434       77,533,729         87,078,142
 Aetna Index Plus Mid Cap VP:                                      30,799          350,678            375,745
 Aetna Index Plus Small Cap VP:                                    98,357          961,535            969,800
 Aetna International VP:                                          132,091        1,535,380          1,530,933
 Aetna Legacy VP:                                               2,841,936       34,924,355         35,154,748
 Aetna Money Market VP:                                        11,204,743      148,567,676        150,002,380
 Aetna Real Estate Securities VP:                                 115,069        1,060,043            981,537
 Aetna Small Company VP:                                        1,445,875       17,304,318         18,492,740
 Aetna Value Opportunity VP:                                    1,296,961       16,956,181         18,689,212
 AIM V.I. Funds:
  Capital Appreciation Fund:                                       11,857          279,072            298,792
  Growth and Income Fund:                                           9,329          203,793            221,558
  Growth Fund:                                                     11,970          284,519            296,860
  Value Fund:                                                      26,818          681,416            703,970
 Alger American Funds:
  Balanced Portfolio:                                             476,550        4,602,622          6,185,618
  Income & Growth Portfolio:                                    1,178,638       11,247,924         15,463,737
  Leveraged AllCap Portfolio:                                     486,301       10,438,458         16,971,895
 American Century Investments:
  Balanced Fund:                                                  567,422        4,244,446          4,732,298
  International Fund:                                             760,004        5,048,080          5,791,227
 Calvert Social Balanced Portfolio:                               916,276        1,943,153          1,958,082
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                                      6,927,959      153,249,176        176,108,721
  Growth Portfolio:                                             3,087,069      104,576,368        138,516,768
  High Income Portfolio:                                        4,321,896       54,257,145         49,831,459
  Overseas Portfolio:                                             892,112       17,216,864         17,886,843
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                                      1,124,160       18,781,312         20,414,738
  Contrafund Portfolio:                                         6,668,348      127,772,939        162,974,413
  Index 500 Portfolio:                                          1,003,440      116,197,819        141,735,838
  Investment Grade Bond Portfolio:                                439,478        5,217,593          5,695,641
 Insurance Management Series:
  American Leaders Fund II:                                     6,201,568       97,218,342        134,450,002
  Equity Income Fund II:                                        2,025,727       24,690,902         28,664,036
  Growth Strategies Fund II:                                    1,532,692       22,205,952         27,450,515
  High Income Bond Fund II:                                     4,568,474       47,172,964         49,887,731
  International Equity Fund II:                                 1,138,497       13,701,931         17,521,464
  Prime Money Fund II:                                          8,067,320        8,065,097          8,067,320

Variable Annuity Account B

                                                                                                Net
                                                      Shares               Cost              Assets
                                                      ------               ----              ------
  U.S. Government Securities II:                   1,439,895     $   15,041,447      $   16,054,824
  Utility Fund II:                                 1,986,746         23,284,347          30,337,604
 Janus Aspen Series:
  Aggressive Growth Portfolio:                     2,079,332         49,261,924          57,368,774
  Balanced Portfolio:                              3,210,155         56,987,418          72,228,489
  Flexible Income Portfolio:                       1,710,899         20,378,246          20,633,439
  Growth Portfolio:                                2,958,516         57,362,313          69,643,462
  Worldwide Growth Portfolio:                      8,512,439        210,385,419         247,626,862
 Lexington Emerging Markets Fund:                    266,212          2,706,082           1,509,423
 Lexington Natural Resources Trust Fund:             358,558          5,221,161           3,954,893
 MFS Funds:
  Total Return Series:                             2,104,731         34,302,993          38,137,728
  Worldwide Government Series:                       185,123          1,911,846           2,014,138
 Oppenheimer Funds:
  Aggressive Growth Fund:                            265,843         10,674,495          11,917,723
  Global Securities Fund:                            346,765          6,867,095           7,653,101
  Growth & Income Fund:                            1,718,418         35,629,032          35,193,209
  Strategic Bond Fund:                             2,558,320         13,050,936          13,098,600
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:             2,382,266        112,648,846         132,072,829
  PPI MFS Research Growth Portfolio:               7,421,331         77,594,206          88,610,687
  PPI MFS Value Equity Portfolio:                    738,878         24,196,477          27,966,529
  PPI Scudder International Growth Portfolio:      1,049,896         16,732,753          17,596,256
  PPI T. Rowe Price Growth Equity Portfolio:       2,148,768         93,956,758         118,848,377
                                                                 --------------      --------------
NET ASSETS                                                       $3,606,761,839      $3,956,568,422
                                                                 ==============      ==============

Net assets represented by:
Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
5)


Aetna Ascent VP:
   Annuity contracts in accumulation ...........  $   24,898,190
Aetna Balanced VP:
   Annuity contracts in accumulation ...........     176,154,146
   Annuity contracts in payment period .........      18,758,905
Aetna Bond VP:
   Annuity contracts in accumulation ...........      85,100,187
   Annuity contracts in payment period .........       5,213,758
Aetna Crossroads VP:
   Annuity contracts in accumulation ...........      28,289,880
   Annuity contracts in payment period .........       1,317,322
Aetna Get Fund, Series B:
   Annuity contracts in accumulation ...........      19,399,768
Aetna Get Fund, Series C:
   Annuity contracts in accumulation ...........       9,276,019
Aetna Get Fund, Series D:
   Annuity contracts in accumulation ...........      89,907,126
Aetna Growth and Income VP:
   Annuity contracts in accumulation ...........     955,586,320
   Annuity contracts in payment period .........     155,197,661
Aetna Growth VP:
   Annuity contracts in accumulation ...........      28,467,187
   Annuity contracts in payment period .........       1,199,857

Variable Annuity Account B

Aetna High Yield VP:
   Annuity contracts in accumulation ...........  $     230,386
Aetna Index Plus Large Cap VP:
   Annuity contracts in accumulation ...........     85,248,495
   Annuity contracts in payment period .........      1,829,647
Aetna Index Plus Mid Cap VP:
   Annuity contracts in accumulation ...........        375,745
Aetna Index Plus Small Cap VP:
   Annuity contracts in accumulation ...........        969,800
Aetna International VP:
   Annuity contracts in accumulation ...........      1,528,847
   Annuity contracts in payment period .........          2,086
Aetna Legacy VP:
   Annuity contracts in accumulation ...........     32,331,905
   Annuity contracts in payment period .........      2,822,843
Aetna Money Market VP:
   Annuity contracts in accumulation ...........    149,772,871
   Annuity contracts in payment period .........        229,509
Aetna Real Estate Securities VP:
   Annuity contracts in accumulation ...........        965,259
   Annuity contracts in payment period .........         16,278
Aetna Small Company VP:
   Annuity contracts in accumulation ...........     18,295,242
   Annuity contracts in payment period .........        197,498
Aetna Value Opportunity VP:
   Annuity contracts in accumulation ...........     18,689,212
AIM V.I. Funds:
 Capital Appreciation Fund:
   Annuity contracts in accumulation ...........        298,792
 Growth and Income Fund:
   Annuity contracts in accumulation ...........        221,558
 Growth Fund:
   Annuity contracts in accumulation ...........        296,860
 Value Fund:
   Annuity contracts in accumulation ...........        703,970
Alger American Funds:
 Balanced Portfolio:
   Annuity contracts in accumulation ...........      6,185,618
 Income & Growth Portfolio:
   Annuity contracts in accumulation ...........     15,463,737
 Leveraged AllCap Portfolio:
   Annuity contracts in accumulation ...........     16,971,895
American Century Investments:
 Balanced Fund:
   Annuity contracts in accumulation ...........      4,732,298
International Fund:
   Annuity contracts in accumulation ...........      5,791,227
Calvert Social Balanced Portfolio:
   Annuity contracts in accumulation ...........      1,958,082

Variable Annuity Account B

Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
   Annuity contracts in accumulation ....................  $  176,108,721
 Growth Portfolio:
   Annuity contracts in accumulation ....................     138,516,768
 High Income Portfolio:
   Annuity contracts in accumulation ....................      49,328,098
   Annuity contracts in payment period ..................         503,361
 Overseas Portfolio:
   Annuity contracts in accumulation ....................      17,886,843
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
   Annuity contracts in accumulation ....................      20,414,738
 Contrafund Portfolio:
   Annuity contracts in accumulation ....................     162,974,413
 Index 500 Portfolio:
   Annuity contracts in accumulation ....................     141,735,838
 Investment Grade Bond Portfolio:
   Annuity contracts in accumulation ....................       5,695,641
Insurance Management Series:
 American Leaders Fund II:
   Annuity contracts in accumulation ....................     134,398,144
   Annuity contracts in payment period ..................          51,858
 Equity Income Fund II:
   Annuity contracts in accumulation ....................      28,656,460
   Annuity contracts in payment period ..................           7,576
 Growth Strategies Fund II:
   Annuity contracts in accumulation ....................      27,450,515
 High Income Bond Fund II:
   Annuity contracts in accumulation ....................      49,887,731
 International Equity Fund II:
   Annuity contracts in accumulation ....................      17,521,464
 Prime Money Fund II:
   Annuity contracts in accumulation ....................       8,067,320
 U.S. Government Securities II:
   Annuity contracts in accumulation ....................      16,054,824
 Utility Fund II:
   Annuity contracts in accumulation ....................      30,329,937
   Annuity contracts in payment period ..................           7,667
Janus Aspen Series:
 Aggressive Growth Portfolio:
   Annuity contracts in accumulation ....................      57,368,774
 Balanced Portfolio:
   Annuity contracts in accumulation ....................      72,228,489
 Flexible Income Portfolio:
   Annuity contracts in accumulation ....................      20,633,439
 Growth Portfolio:
   Annuity contracts in accumulation ....................      68,058,273
   Annuity contracts in payment period ..................       1,585,189
 Worldwide Growth Portfolio:
   Annuity contracts in accumulation ....................     243,902,115
   Annuity contracts in payment period ..................       3,724,747

Variable Annuity Account B

Lexington Emerging Markets Fund:
   Annuity contracts in accumulation ...........  $    1,509,423
Lexington Natural Resources Trust Fund:
   Annuity contracts in accumulation ...........       3,954,893
MFS Funds:
 Total Return Series:
   Annuity contracts in accumulation ...........      38,137,728
 Worldwide Government Series:
   Annuity contracts in accumulation ...........       2,014,138
Oppenheimer Funds:
 Aggressive Growth Fund:
   Annuity contracts in accumulation ...........      11,917,723
 Global Securities Fund:
   Annuity contracts in accumulation ...........       7,653,101
 Growth & Income Fund:
   Annuity contracts in accumulation ...........      35,193,209
 Strategic Bond Fund:
   Annuity contracts in accumulation ...........      12,897,019
   Annuity contracts in payment period .........         201,581
Portfolio Partners, Inc (PPI):
 PPI MFS Emerging Equities Portfolio:
   Annuity contracts in accumulation ...........     131,150,274
   Annuity contracts in payment period .........         922,555
 PPI MFS Research Growth Portfolio:
   Annuity contracts in accumulation ...........      88,610,687
 PPI MFS Value Equity Portfolio:
   Annuity contracts in accumulation ...........      27,062,849
   Annuity contracts in payment period .........         903,680
 PPI Scudder International Growth Portfolio:
   Annuity contracts in accumulation ...........      17,577,310
   Annuity contracts in payment period .........          18,946
 PPI T. Rowe Price Growth Equity Portfolio:
   Annuity contracts in accumulation ...........     118,791,854
   Annuity contracts in payment period .........          56,523
                                                  --------------
                                                  $3,956,568,422
                                                  ==============


See Notes to Financial Statements

Variable Annuity Account B

Statements of Operations and Changes in Net Assets


                                                                                  Year Ended December 31,
                                                                                  1998                1997
                                                                                  ----                ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends .............................................................    $  325,794,651      $  278,833,116
Expenses: (Notes 2 and 5)
 Valuation period deductions ...........................................       (42,285,760)        (29,243,851)
                                                                            --------------      --------------
Net investment income ..................................................       283,508,891         249,589,265
                                                                            --------------      --------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ...................................................     1,555,519,398       1,004,789,371
 Cost of investments sold ..............................................     1,412,108,865         933,728,508
                                                                            --------------      --------------
  Net realized gain ....................................................       143,410,533          71,060,863
                                                                            --------------      --------------
Net unrealized gain on investments: (Note 5)
 Beginning of year .....................................................       255,524,506         122,191,053
 End of year ...........................................................       349,806,583         255,524,506
                                                                            --------------      --------------
  Net change in unrealized gain ........................................        94,282,077         133,333,453
                                                                            --------------      --------------
Net realized and unrealized gain on investments ........................       237,692,610         204,394,316
                                                                            --------------      --------------
Net increase in net assets resulting from operations ...................       521,201,501         453,983,581
                                                                            --------------      --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ............................       489,286,251         571,501,505
Transfers from the Company for mortality guarantee adjustments .........          (906,373)            371,835
Transfers from the Company's fixed account options .....................       212,914,994         144,526,667
Redemptions by contract holders ........................................      (167,845,102)        (82,942,177)
Annuity payments .......................................................       (22,421,712)        (16,137,431)
Other ..................................................................         1,896,006           2,327,153
                                                                            --------------      --------------
  Net increase in net assets from unit transactions (Note 5) ...........       512,924,064         619,647,552
                                                                            --------------      --------------
Change in net assets ...................................................     1,034,125,565       1,073,631,133
NET ASSETS:
Beginning of year ......................................................     2,922,442,857       1,848,811,724
                                                                            --------------      --------------
End of year ............................................................    $3,956,568,422      $2,922,442,857
                                                                            ==============      ==============


See Notes to Financial Statements

Variable Annuity Account B

Condensed Financial Information - Year Ended December 31, 1998


--------------------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit               Increase (Decrease)           Units
                                                 --------                   in Value of            Outstanding        Reserves
                                         Beginning       End of             Accumulation              at End           at End
                                          of Year         Year                  Unit                 of Year          of Year
--------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Non-Qualified V                          $  15.392     $  15.855                3.01%                 274,115.2     $ 4,346,011
Non-Qualified V (0.75)                      15.535        16.082                3.52%                 104,608.3       1,682,346
Non-Qualified VII                           15.333        15.769                2.84%               1,027,839.2      16,207,554
Non-Qualified VIII                          14.947        14.012               (6.26%)  (4)           160,746.0       2,252,334
Non-Qualified IX                            15.364        15.786                2.75%                   1,717.5          27,113
Non-Qualified X                             15.422        15.942                3.37%                  24,014.0         382,832
--------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP:
Non-Qualified V                             18.989        21.929               15.48%               2,929,719.6      64,245,891
Non-Qualified V (0.75)                      19.166        22.244               16.06%               1,798,424.8      40,003,913
Non-Qualified VI                            15.962        18.445               15.56%                  43,363.3         799,818
Non-Qualified VII                           18.653        21.507               15.30%               2,533,501.2      54,487,004
Non-Qualified VIII                          14.392        15.212                5.70%  (4)            363,744.6       5,533,430
Non-Qualified IX                            18.954        21.834               15.19%                  30,063.5         656,418
Non-Qualified X                             19.016        22.015               15.77%                 452,763.7       9,967,686
Non-Qualified XI                            15.985        18.517               15.84%                   6,799.7         125,910
Non-Qualified XIII                           9.555        10.337                8.18%  (10)             5,234.6          54,109
Non-Qualified XIV                            9.276        10.323               11.29%  (8)             17,680.9         182,516
Non-Qualified XV                             9.581        10.316                7.67%  (10)             9,446.8          97,451
Annuity contracts in payment period                                                                                  18,758,905
--------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Non-Qualified V                             13.361        14.270                6.80%               1,129,588.7      16,119,085
Non-Qualified V (0.75)                      13.486        14.475                7.33%               2,012,308.2      29,127,850
Non-Qualified VI                            12.204        13.041                6.86%                  51,406.2         670,396
Non-Qualified VII                           13.128        13.998                6.63%               1,948,372.8      27,273,239
Non-Qualified VIII                          11.367        11.910                4.78%  (4)            387,994.7       4,620,903
Non-Qualified IX                            13.337        14.208                6.53%                  18,429.1         261,845
Non-Qualified X                             13.373        14.304                6.96%                 452,992.2       6,479,375
Non-Qualified XI                            12.214        13.072                7.02%                   1,301.4          17,012
Non-Qualified XIII                          10.157        10.319                1.59%  (9)             16,581.5         171,096
Non-Qualified XIV                           10.119        10.305                1.84%  (9)             30,948.7         318,914
Non-Qualified XV                            10.188        10.298                1.08%  (10)             3,930.2          40,472
Annuity contracts in payment period                                                                                   5,213,758
--------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Non-Qualified V                             14.432        15.095                4.59%                 218,648.6       3,300,593
Non-Qualified V (0.75)                      14.566        15.312                5.12%                 119,245.6       1,825,908
Non-Qualified VII                           14.377        15.013                4.42%               1,316,579.2      19,766,357
Non-Qualified VIII                          14.044        13.588               (3.25%)  (4)           237,468.1       3,226,692
Non-Qualified IX                            14.406        15.030                4.33%                     457.5           6,876
Non-Qualified X                             14.461        15.179                4.97%                  10,768.7         163,454
Annuity contracts in payment period                                                                                   1,317,322
--------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:
Non-Qualified V                             20.717        24.373               17.65%                 737,172.7      17,966,894
Non-Qualified X                             20.717        24.373               17.65%                  58,790.1       1,432,874
--------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Non-Qualified V                             12.636        15.904               25.86%                  92,330.0       1,468,418
Non-Qualified V (0.75)                      12.718        16.087               26.49%                 468,819.8       7,541,894
Non-Qualified IX                            12.613        15.835               25.55%                   9,144.7         144,810
Non-Qualified X                             12.636        15.904               25.86%                   7,601.7         120,897
--------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Non-Qualified V                              9.997        10.062                0.65%  (9)          1,577,071.0      15,867,744
Non-Qualified V (0.75)                       9.997        10.073                0.76%  (9)            614,759.8       6,192,546
Non-Qualified VII                            9.997        10.058                0.61%  (9)          3,322,479.7      33,416,640
Non-Qualified VIII                           9.998        10.067                0.69%  (9)          1,277,188.8      12,857,641
Non-Qualified X                             10.023        10.062                0.39%  (10)            65,946.9         663,527
Non-Qualified XIII                          10.004        10.072                0.68%  (9)            931,827.7       9,385,656
Non-Qualified XIV                           10.000        10.066                0.66%  (9)            884,851.1       8,907,146
Non-Qualified XV                            10.009        10.063                0.54%  (9)            259,978.3       2,616,226
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

--------------------------------------------------------------------------------------------------------------------------------
                                                 Value
                                               Per Unit              Increase (Decrease)         Units
                                               --------                  in Value of          Outstanding      Reserves
                                        Beginning       End of           Accumulation            at End         at End
                                         of Year         Year                Unit               of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Non-Qualified 1964                     $  236.446    $  267.347              13.07%                   958.7   $    256,298
Non-Qualified V                            22.028        24.907              13.07%             9,491,618.9    236,409,291
Non-Qualified V (0.75)                     22.233        25.265              13.64%            12,975,484.3    327,821,341
Non-Qualified VI                           20.614        23.322              13.14%             1,842,162.9     42,963,821
Non-Qualified VII                          22.004        24.839              12.88%             8,999,335.5    223,538,139
Non-Qualified VIII                         16.554        16.604               0.30%  (4)        1,327,156.5     22,036,585
Non-Qualified IX                           21.988        24.800              12.79%               148,050.5      3,671,604
Non-Qualified X                            22.060        25.005              13.35%             3,821,349.4     95,552,990
Non-Qualified XI                           20.644        23.414              13.42%                46,205.4      1,081,861
Non-Qualified XIII                          7.862         9.886              25.74%  (9)          125,488.2      1,240,545
Non-Qualified XIV                           7.672         9.872              28.68%  (9)           55,706.9        549,962
Non-Qualified XV                            8.961         9.866              10.10%  (10)          47,019.7        463,883
Annuity contracts in payment period                                                                            155,197,661
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Non-Qualified V                            13.173        17.912              35.98%               140,521.9      2,516,985
Non-Qualified V (0.75)                     13.239        18.067              36.47%  (1)          428,697.2      7,745,376
Non-Qualified VII                          13.158        17.862              35.75%               738,448.8     13,190,361
Non-Qualified VIII                         15.809        17.909              13.28%  (4)          266,761.0      4,777,514
Non-Qualified IX                           15.727        17.834              13.40%  (4)            2,088.8         37,253
Non-Qualified XIII                          8.387        10.489              25.06%  (9)            8,459.9         88,734
Non-Qualified XIV                           8.359        10.475              25.31%  (9)            8,297.4         86,912
Non-Qualified XV                            8.899        10.468              17.63%  (10)           2,297.8         24,052
Annuity contracts in payment period                                                                              1,199,857
--------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Non-Qualified V                             9.954         9.212              (7.45%) (4)              604.9          5,573
Non-Qualified V (0.75)                      9.941         9.244              (7.01%) (5)           24,320.0        224,813
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Non-Qualified V                            14.444        18.772              29.96%               527,155.0      9,895,905
Non-Qualified V (0.75)                     14.538        18.989              30.62%             1,060,363.0     20,135,153
Non-Qualified VII                          14.414        18.704              29.76%             2,252,763.4     42,134,590
Non-Qualified VIII                         16.421        18.449              12.35%  (4)          609,863.4     11,251,627
Non-Qualified IX                           14.418        18.691              29.64%                23,366.8        436,755
Non-Qualified XIII                          8.469        10.716              26.53%  (9)           31,054.3        332,779
Non-Qualified XIV                           8.964        10.702              19.39%  (8)           94,255.0      1,008,675
Non-Qualified XV                            9.134        10.694              17.08%  (9)            4,956.9         53,011
Annuity contracts in payment period                                                                              1,829,647
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Non-Qualified V                            10.107        10.891               7.76%  (4)           17,010.7        185,258
Non-Qualified V (0.75)                      9.950        10.928               9.83%  (6)           16,206.7        177,112
Non-Qualified IX                            8.579        10.872              26.73%  (9)            1,230.2         13,375
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Non-Qualified V                             9.996         8.815             (11.81%) (4)           55,563.7        489,810
Non-Qualified V (0.75)                      9.407         8.846              (5.96%) (5)           53,459.5        472,892
Non-Qualified IX                            7.685         8.800              14.51%  (8)              806.6          7,098
--------------------------------------------------------------------------------------------------------------------------------
Aetna International VP:
Non-Qualified V                            10.149         9.765              (3.78%) (4)           35,872.2        350,278
Non-Qualified V (0.75)                     10.288         9.798              (4.76%) (5)           28,999.8        284,152
Non-Qualified VII                          10.169         9.754              (4.08%) (5)           45,143.4        440,322
Non-Qualified VIII                         10.100         9.764              (3.33%) (4)           41,046.6        400,784
Non-Qualified XIII                          8.583         9.149               6.59%  (10)             587.0          5,371
Non-Qualified XIV                           8.497         9.137               7.53%  (10)           4,529.2         41,383
Non-Qualified XV                            8.663         9.131               5.40%  (11)             718.1          6,557
Annuity contracts in payment period                                                                                  2,086
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Non-Qualified V                            13.317        14.064               5.61%               197,741.5      2,781,008
Non-Qualified V (0.75)                     13.441        14.266               6.14%               120,311.5      1,716,341
Non-Qualified VII                          13.267        13.989               5.44%             1,551,324.4     21,701,727
Non-Qualified VIII                         13.073        13.037              (0.28%) (4)          467,027.3      6,088,503

Variable Annuity Account B
Condensed Financial Information - Year Ended December 31, 1998 (continued):


--------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit             Increase (Decrease)         Units
                                              --------                 in Value of          Outstanding      Reserves
                                       Beginning     End of           Accumulation             at End         at End
                                        of Year       Year                Unit                of Year        of Year
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP (continued):
Non-Qualified IX                         $13.292     $14.003               5.35%                 1,187.8   $    16,633
Non-Qualified X                           13.343      14.141               5.98%                 1,958.3        27,693
Annuity contracts in payment period                                                                          2,822,843
--------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Non-Qualified V                           11.930      12.425               4.15%             1,146,661.0    14,247,696
Non-Qualified V (0.75)                    12.041      12.604               4.68%             2,102,275.4    26,496,757
Non-Qualified VI                          11.642      12.132               4.21%                67,991.9       824,888
Non-Qualified VII                         11.850      12.322               3.98%             6,973,165.3    85,923,420
Non-Qualified VIII                        10.847      11.141               2.71%  (4)        1,221,158.5    13,605,259
Non-Qualified IX                          11.908      12.372               3.90%                32,766.7       405,379
Non-Qualified X                           11.930      12.425               4.15%               505,775.1     6,284,447
Non-Qualified XI                          11.642      12.132               4.21%                    49.6           602
Non-Qualified XIII                        10.122      10.199               0.76%  (9)          103,625.5     1,056,910
Non-Qualified XIV                         10.086      10.186               0.99%  (8)           44,014.2       448,309
Non-Qualified XV                          10.120      10.179               0.58%  (10)          47,079.4       479,204
Annuity contracts in payment period                                                                            229,509
--------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Non-Qualified V                           10.095       8.873             (12.11%) (4)           17,925.8       159,052
Non-Qualified V (0.75)                     9.678       8.903              (8.01%) (5)           23,760.3       211,549
Non-Qualified VII                         10.043       8.863             (11.75%) (4)           40,811.5       361,711
Non-Qualified VIII                        10.033       8.872             (11.57%) (4)           13,789.3       122,343
Non-Qualified XIII                         8.690       8.903               2.45%  (10)          10,325.4        91,925
Non-Qualified XIV                          8.833       8.891               0.66%  (10)           2,081.8        18,509
Non-Qualified XV                           8.648       8.885               2.74%  (10)              19.2           170
Annuity contracts in payment period                                                                             16,278
--------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Non-Qualified V                           13.654      13.633              (0.15%)               91,991.6     1,254,115
Non-Qualified V (0.75)                    13.704      13.751               0.34%                90,091.7     1,238,889
Non-Qualified VII                         13.638      13.595              (0.32%)              873,315.8    11,872,953
Non-Qualified VIII                        15.596      13.631             (12.60%) (4)          272,561.7     3,715,319
Non-Qualified IX                          13.320      13.574               1.91%  (1)              797.4        10,824
Non-Qualified XIII                         8.799       9.357               6.34%  (10)          13,537.9       126,679
Non-Qualified XIV                          7.219       9.345              29.45%  (9)            7,786.6        72,764
Non-Qualified XV                           8.739       9.338               6.85%  (11)             396.1         3,699
Annuity contracts in payment period                                                                            197,498
--------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Non-Qualified V                           13.261      16.030              20.88%                60,870.3       975,730
Non-Qualified V (0.75)                    12.632      16.169              28.00%  (1)           91,721.6     1,483,031
Non-Qualified VII                         13.246      15.985              20.68%               841,077.5    13,444,950
Non-Qualified VIII                        15.274      16.028               4.94%  (4)          173,741.4     2,784,641
Non-Qualified IX                          14.467      15.960              10.32%  (3)               53.9           860
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Funds:
Capital Appreciation Fund:
Non-Qualified XIII                         7.522      10.245               36.20% (9)           10,912.8       111,802
Non-Qualified XIV                          7.914      10.231               29.28% (9)           17,420.4       178,233
Non-Qualified XV                           9.078      10.224               12.62% (10)             856.5         8,757
--------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund:
Non-Qualified XIII                         7.948      10.663               34.16% (9)            3,665.9        39,090
Non-Qualified XIV                          8.179      10.649               30.20% (9)            9,967.9       106,146
Non-Qualified XV                           8.830      10.641               20.51% (9)            7,172.1        76,322
--------------------------------------------------------------------------------------------------------------------------------
Growth Fund:
Non-Qualified XIII                         7.856      10.779               37.21% (9)           11,162.9       120,321
Non-Qualified XIV                          8.120      10.764               32.56% (9)           14,904.3       160,430
Non-Qualified XV                           9.702      10.757               10.87% (11)           1,497.6        16,109
--------------------------------------------------------------------------------------------------------------------------------
Value Fund:
Non-Qualified XIII                         7.820      10.616               35.75% (9)           27,667.7       293,713
Non-Qualified XIV                          8.093      10.601               30.99% (9)           29,485.9       312,592
Non-Qualified XV                           9.664      10.594                9.62% (11)           9,218.7        97,665
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Condensed Financial Information - Year Ended December 31, 1998 (continued):


--------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit              Increase (Decrease)          Units
                                              --------                  in Value of           Outstanding       Reserves
                                       Beginning     End of            Accumulation              at End          at End
                                        of Year       Year                 Unit                 of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:
Non-Qualified VII                        $16.153     $20.946               29.67%                295,306.5   $   6,185,618
--------------------------------------------------------------------------------------------------------------------------------
Income & Growth Portfolio:
Non-Qualified VII                         16.902      22.064               30.54%                700,861.1      15,463,737
--------------------------------------------------------------------------------------------------------------------------------
Leveraged AllCap Portfolio:
Non-Qualified VII                         15.988      24.881               55.62%                682,007.2      16,968,827
Non-Qualified VIII                        13.551      18.206               34.35%  (4)               168.5           3,068
--------------------------------------------------------------------------------------------------------------------------------
American Century Investments:
Balanced Fund:
Non-Qualified VII                         15.312      17.479               14.15%                270,740.7       4,732,298
--------------------------------------------------------------------------------------------------------------------------------
International Fund:
Non-Qualified VII                         13.782      16.139               17.10%                358,674.4       5,788,553
Non-Qualified VIII                        15.241      14.599               (4.21%) (4)               183.2           2,674
--------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Non-Qualified V                           17.779      20.415               14.83%                  8,742.2         178,470
Non-Qualified V (0.75)                    17.944      20.708               15.40%                 35,543.7         736,032
Non-Qualified VII                          9.976      11.437               14.65%                 34,437.7         393,873
Non-Qualified VIII                        10.882      11.456                5.27%  (4)            56,713.4         649,707
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Non-Qualified V                           15.784      17.400               10.24%                298,921.1       5,201,225
Non-Qualified V (0.75)                    15.930      17.650               10.80%                630,681.6      11,131,403
Non-Qualified VII                         18.963      20.872               10.07%              6,923,691.7     144,511,703
Non-Qualified VIII                        15.151      14.942               (1.38%) (4)           919,970.0      13,746,143
Non-Qualified IX                          15.755      17.325                9.97%                  6,719.9         116,422
Non-Qualified X                           15.784      17.400               10.24%                 13,539.3         235,583
Non-Qualified XIII                         8.459       9.911               17.17%  (9)            48,259.6         478,287
Non-Qualified XIV                          8.314       9.897               19.04%  (9)            59,608.6         589,966
Non-Qualified XV                           9.412       9.891                5.09%  (11)            9,907.3          97,989
--------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Non-Qualified V                           13.904      19.155               37.77%                324,557.7       6,216,774
Non-Qualified V (0.75)                    14.034      19.430               38.45%                595,859.4      11,577,298
Non-Qualified VII                         19.157      26.348               37.54%              4,154,249.8     109,456,984
Non-Qualified VIII                        14.533      17.420               19.87%  (4)           600,814.2      10,466,173
Non-Qualified IX                          13.879      19.072               37.42%                 17,622.0         336,085
Non-Qualified X                           13.904      19.155               37.77%                 24,195.4         463,454
--------------------------------------------------------------------------------------------------------------------------------
High Income Portfolio:
Non-Qualified VII                         13.959      13.168               (5.67%)             3,196,920.6      42,096,053
Non-Qualified VIII                        13.167      11.798              (10.40%) (4)           530,361.7       6,257,364
Non-Qualified XIII                         8.626       8.949                3.74%  (10)           40,909.1         366,076
Non-Qualified XIV                          8.411       8.936                6.24%  (10)           19,660.9         175,698
Non-Qualified XV                           8.987       8.930              (0.63%)  (11)           48,475.9         432,907
Annuity contracts in payment period                                                                                503,361
--------------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Non-Qualified V                           12.381      13.786               11.35%                 54,225.5         747,571
Non-Qualified V (0.75)                    12.496      13.984               11.91%                141,714.4       1,981,774
Non-Qualified VII                         13.682      15.210               11.17%                929,309.5      14,135,208
Non-Qualified VIII                        13.796      12.879               (6.65%) (4)            77,430.9         997,217
Non-Qualified IX                          12.358      13.727               11.08%                  1,826.6          25,073
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:
Non-Qualified VII                         15.679      17.786               13.44%              1,019,122.4      18,126,177
Non-Qualified VIII                        13.995      14.783                5.63%  (4)           154,808.5       2,288,561
--------------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Non-Qualified V                           15.374      19.735               28.37%                488,102.2       9,632,520
Non-Qualified V (0.75)                    15.517      20.018               29.01%                779,941.7      15,612,818
Non-Qualified VII                         17.066      21.872               28.16%              5,718,965.7     125,086,950


Variable Annuity Account B

--------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit            Increase (Decrease)         Units
                                              --------                 in Value of          Outstanding      Reserves
                                       Beginning     End of           Accumulation            at End         at End
                                        of Year       Year                Unit               of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio (continued):
Non-Qualified VIII                       $15.503     $17.492             12.83%  (4)          637,258.2   $ 11,146,870
Non-Qualified IX                          15.346      19.649             28.04%                20,906.9        410,809
Non-Qualified X                           15.374      19.735             28.37%                14,618.4        288,488
Non-Qualified XIII                         8.083      10.535             30.34%  (9)           42,196.2        444,543
Non-Qualified XIV                          8.746      10.521             20.29%  (8)           29,543.1        310,821
Non-Qualified XV                           8.946      10.514             17.53%  (10)           3,861.0         40,594
--------------------------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:
Non-Qualified VII                         17.961      22.727             26.54%             5,533,320.3    125,753,551
Non-Qualified VIII                        17.227      18.925              9.86%  (4)          844,489.5     15,982,287
--------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:
Non-Qualified VII                         11.597      12.446              7.32%               457,640.6      5,695,641
--------------------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
American Leaders Fund II:
Non-Qualified VII                         20.287      23.528             15.98%             5,705,447.4    134,238,634
Non-Qualified VIII                        16.597      16.869              1.64%  (5)            9,455.9        159,510
Annuity contracts in payment period                                                                             51,858
--------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund II:
Non-Qualified VII                         12.305      14.013             13.88%             2,043,618.6     28,656,460
Annuity contracts in payment period                                                                              7,576
--------------------------------------------------------------------------------------------------------------------------------
Growth Strategies Fund II:
Non-Qualified VII                         15.777      18.269             15.80%             1,502,535.0     27,450,515
--------------------------------------------------------------------------------------------------------------------------------
High Income Bond Fund II:
Non-Qualified VII                         14.724      14.910              1.26%             3,345,668.5     49,883,928
Non-Qualified VIII                        12.832      12.629             (1.58%) (4)              301.1          3,803
--------------------------------------------------------------------------------------------------------------------------------
International Equity Fund II:
Non-Qualified VII                         11.888      14.719             23.81%             1,190,289.9     17,519,674
Non-Qualified VIII                        13.748      13.523             (1.64%) (7)              132.3          1,790
--------------------------------------------------------------------------------------------------------------------------------
Prime Money Fund II:
Non-Qualified VII                         11.119      11.503              3.45%               701,312.8      8,067,320
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:
Non-Qualified VII                         11.883      12.614              6.15%             1,272,804.3     16,054,824
--------------------------------------------------------------------------------------------------------------------------------
Utility Fund II:
Non-Qualified VII                         16.611      18.663             12.35%             1,625,061.9     30,328,887
Non-Qualified VIII                        13.786      15.472             12.23%  (7)               67.9          1,050
Annuity contracts in payment period                                                                              7,667
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Non-Qualified V                           15.410      20.433             32.60%               512,154.4     10,464,741
Non-Qualified V (0.75)                    15.554      20.726             33.25%               459,709.5      9,528,051
Non-Qualified VII                         15.418      20.410             32.38%             1,622,088.6     33,106,814
Non-Qualified VIII                        12.108      14.162             16.96%  (4)          216,957.5      3,072,646
Non-Qualified IX                          15.382      20.345             32.26%                12,305.4        250,348
Non-Qualified X                           15.410      20.433             32.60%                24,372.9        498,007
Non-Qualified XIII                         7.183      11.042             53.72%  (9)           18,317.8        202,268
Non-Qualified XIV                          6.858      11.027             60.79%  (9)           21,356.2        235,501
Non-Qualified XV                           9.497      11.020             16.04%  (11)             943.6         10,398
--------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Non-Qualified V                           14.990      19.880             32.62%               334,507.8      6,649,987
Non-Qualified V (0.75)                    15.130      20.165             33.28%               241,070.0      4,861,245
Non-Qualified VII                         16.692      22.101             32.40%             2,277,803.6     50,341,553
Non-Qualified VIII                        15.156      17.569             15.92%  (4)          480,187.2      8,436,522
Non-Qualified IX                          14.963      19.794             32.29%                 7,705.0        152,514
Non-Qualified X                           14.990      19.880             32.62%                 6,712.2        133,439
Non-Qualified XIII                         9.175      10.945             19.29%  (9)          114,602.5      1,254,291
Non-Qualified XIV                          8.301      10.930             31.67%  (9)           27,397.4        299,452
Non-Qualified XV                           9.275      10.923             17.77%  (8             9,108.3         99,486
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

--------------------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit             Increase (Decrease)         Units
                                                 --------                 in Value of          Outstanding      Reserves
                                          Beginning     End of           Accumulation             at End         at End
                                           of Year       Year                Unit                of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Non-Qualified V                             $14.393     $15.509               7.75%                85,516.5   $  1,326,243
Non-Qualified V (0.75)                       14.527      15.731               8.29%               199,466.7      3,137,882
Non-Qualified VII                            14.320      15.405               7.58%               855,509.7     13,179,344
Non-Qualified VIII                           12.363      12.873               4.13%  (4)          221,988.1      2,857,737
Non-Qualified IX                             14.367      15.442               7.48%                 3,382.6         52,233
Non-Qualified X                              14.630      15.509               6.01%  (2)            5,158.4         80,000
--------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Non-Qualified V                              15.414      20.651              33.98%               217,309.5      4,487,701
Non-Qualified V (0.75)                       15.558      20.948              34.64%               244,106.5      5,113,454
Non-Qualified VII                            18.340      24.532              33.76%             2,097,548.1     51,456,280
Non-Qualified VIII                           15.094      17.461              15.68%  (4)          281,233.5      4,910,658
Non-Qualified IX                             15.386      20.562              33.64%                 4,444.5         91,388
Non-Qualified X                              15.414      20.651              33.98%                 1,027.9         21,226
Non-Qualified XIII                            7.907      10.938              38.33%  (9)          138,459.2      1,514,405
Non-Qualified XIV                             7.596      10.923              43.80%  (9)           35,759.3        390,592
Non-Qualified XV                              9.157      10.915              19.20%  (10)           6,648.3         72,569
Annuity contracts in payment period                                                                              1,585,189
--------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Non-Qualified V                              16.745      21.320              27.32%             1,069,704.4     22,805,969
Non-Qualified V (0.75)                       16.901      21.626              27.96%             1,346,456.7     29,118,282
Non-Qualified VII                            18.910      24.039              27.12%             7,196,142.1    172,985,648
Non-Qualified VIII                           16.509      17.358               5.14%  (4)          941,812.3     16,347,812
Non-Qualified IX                             16.714      21.228              27.01%                28,229.7        599,257
Non-Qualified X                              16.745      21.320              27.32%                45,970.7        980,091
Non-Qualified XIII                            7.245       9.576              32.17%  (9)           63,712.4        610,124
Non-Qualified XIV                             8.027       9.563              19.14%  (8)           39,601.7        378,723
Non-Qualified XV                              8.519       9.557              12.18%  (10)           7,974.3         76,209
Annuity contracts in payment period                                                                              3,724,747
--------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Non-Qualified VII                             8.572       6.068             (29.21%)              247,857.1      1,509,423
--------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Non-Qualified V                              13.896      11.030             (20.62%)               89,735.0        989,787
Non-Qualified V (0.75)                       14.025      11.189             (20.22%)               92,175.0      1,031,313
Non-Qualified VII                            13.794      10.932             (20.75%)              174,370.9      1,906,192
Non-Qualified IX                             13.870      10.982             (20.82%)                  752.5          8,264
Non-Qualified X                              13.896      11.030             (20.62%)                1,753.1         19,337
--------------------------------------------------------------------------------------------------------------------------------
MFS Funds:
Total Return Series:
Non-Qualified VII                            13.030      14.432              10.76%             2,203,926.5     31,807,542
Non-Qualified VIII                           14.096      14.491               2.80%  (4)          400,395.8      5,802,076
Non-Qualified XIII                            9.712      10.171               4.73%  (10)          11,625.0        118,235
Non-Qualified XIV                             9.772      10.157               3.94%  (10)          12,838.2        130,398
Non-Qualified XV                              9.737      10.150               4.24%  (10)          27,534.1        279,477
--------------------------------------------------------------------------------------------------------------------------------
Worldwide Government Series:
Non-Qualified VII                            10.207      10.860               6.40%               156,298.4      1,697,332
Non-Qualified VIII                           10.312      10.904               5.74%  (4)           29,054.9        316,806
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund:
Non-Qualified VII                            12.204      13.520              10.78%               659,693.3      8,919,034
Non-Qualified VIII                           14.076      13.556              (3.69%) (4)          211,732.4      2,870,164
Non-Qualified XIII                            7.289       9.362              28.44%  (9)              730.2          6,837
Non-Qualified XIV                             6.300       9.350              48.41%  (9)           12,608.6        117,886
Non-Qualified XV                              8.309       9.343              12.44%  (11)             406.9          3,802
--------------------------------------------------------------------------------------------------------------------------------
Global Securities Fund:
Non-Qualified V                              10.027      10.018              (0.09%) (4)            3,998.3         40,057
Non-Qualified V (0.75)                       10.004      10.053               0.49%  (6)            9,360.1         94,099
Non-Qualified VII                            11.539      12.982              12.51%               465,279.3      6,040,369
Non-Qualified VIII                           13.007      13.016               0.07%  (4)          113,574.5      1,478,339
Non-Qualified IX                              9.378      10.001               6.64%  (11)              23.7            237
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

--------------------------------------------------------------------------------------------------------------------------------
                                                   Value
                                                  Per Unit             Increase (Decrease)           Units
                                                  --------                 in Value of            Outstanding      Reserves
                                             Beginning     End of         Accumulation              at End          at End
                                              of Year       Year              Unit                  of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund:
Non-Qualified VII                         $  12.785   $  13.199                3.24%               2,014,343.2   $26,587,287
Non-Qualified VIII                           14.890      13.234              (11.12%) (4)            602,061.1     7,967,561
Non-Qualified XIII                            6.913       9.080               31.35%  (9)             27,241.3       247,342
Non-Qualified XIV                             6.647       9.067               36.41%  (9)             41,656.3       377,715
Non-Qualified XV                              8.449       9.061                7.24%  (10)             1,468.2        13,304
--------------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund:
Non-Qualified V                               9.952       9.895               (0.57%) (4)              3,006.1        29,745
Non-Qualified V (0.75)                       10.098       9.929               (1.67%) (6)                625.2         6,208
Non-Qualified VII                            10.764      10.921                1.46%                 890,900.1     9,729,448
Non-Qualified VIII                           11.084      10.950               (1.21%) (4)            254,861.2     2,790,663
Non-Qualified IX                              9.889       9.878               (0.11%) (11)                67.2           664
Non-Qualified XIII                            9.550       9.823                2.86%  (10)            21,480.1       211,003
Non-Qualified XIV                             9.566       9.810                2.55%  (9)             13,169.1       129,188
Non-Qualified XV                              9.768       9.803                0.36%  (11)                10.2           100
Annuity contracts in payment period                                                                                  201,581
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Non-Qualified V                              15.219      19.489               28.06%                 695,812.6    13,560,945
Non-Qualified V (0.75)                       15.361      19.769               28.70%                 562,096.7    11,112,279
Non-Qualified VII                            14.707      18.803               27.85%               5,270,772.3    99,108,417
Non-Qualified VIII                           12.011      12.761                6.24%  (4)            509,943.9     6,507,181
Non-Qualified IX                             15.192      19.405               27.73%                  13,060.2       253,436
Non-Qualified X                              15.219      19.489               28.06%                  11,330.3       220,821
Non-Qualified XIII                            7.999      10.371               29.65%  (9)             11,390.8       118,131
Non-Qualified XIV                             6.702      10.357               54.54%  (9)             13,509.1       139,910
Non-Qualified XV                              8.599      10.350               20.36%  (10)            12,479.0       129,154
Annuity contracts in payment period                                                                                  922,555
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Non-Qualified V                              12.744      15.481               21.48%                 605,270.9     9,370,125
Non-Qualified V (0.75)                       12.863      15.703               22.08%                 428,785.0     6,733,360
Non-Qualified VI                             10.761      13.080               21.55%                   8,187.8       107,093
Non-Qualified VII                            12.641      15.331               21.28%               4,136,850.6    63,421,168
Non-Qualified VIII                           10.102      10.532                4.26%  (4)            554,094.8     5,835,838
Non-Qualified IX                             12.721      15.414               21.17%                  21,363.0       329,290
Non-Qualified X                              12.744      15.481               21.48%                 148,963.1     2,306,080
Non-Qualified XI                             11.698      13.080               11.81%  (10)             2,353.6        30,784
Non-Qualified XIII                            8.805      10.113               14.86%  (10)             4,603.7        46,556
Non-Qualified XIV                             9.089      10.099               11.11%  (10)            36,362.5       367,223
Non-Qualified XV                              8.886      10.092               13.57%  (10)             6,259.4        63,170
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Non-Qualified V                              21.343      26.713               25.16%                 303,746.3     8,114,121
Non-Qualified V (0.75)                       21.541      27.097               25.79%                 167,064.5     4,526,964
Non-Qualified VII                            10.152      12.686               24.96%                 881,252.1    11,179,905
Non-Qualified VIII                           12.147      12.708                4.62%  (4)            214,289.8     2,723,123
Non-Qualified IX                             21.304      26.598               24.85%                   1,925.9        51,224
Non-Qualified X                              21.343      26.713               25.16%                   9,947.4       265,731
Non-Qualified XIII                            9.507      10.193                7.22%  (10)            10,086.1       102,811
Non-Qualified XIV                             9.302      10.180                9.44%  (10)             9,561.3        97,330
Non-Qualified XV                              9.421      10.173                7.98%  (11)               161.2         1,640
Annuity contracts in payment period                                                                                  903,680
--------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Non-Qualified V                              17.903      21.057               17.62%                 360,392.4     7,588,700
Non-Qualified V (0.75)                       18.070      21.359               18.20%                 257,953.3     5,509,651
Non-Qualified VII                             9.912      11.640               17.43%                 199,291.3     2,319,696
Non-Qualified VIII                           11.775      11.659               (0.99%) (4)            107,008.6     1,247,585
Non-Qualified IX                             17.870      20.966               17.33%                   5,411.2       113,451
Non-Qualified X                              17.903      21.057               17.62%                   5,244.9       110,442
Non-Qualified XIII                            8.553       9.248                8.13%  (10)            46,182.0       427,101
Non-Qualified XIV                             8.395       9.236               10.02%  (9)             25,859.7       238,833


Variable Annuity Account B

--------------------------------------------------------------------------------------------------------------------------------
                                                     Value
                                                   Per Unit          Increase (Decrease)       Units
                                                   --------              in Value of        Outstanding      Reserves
                                             Beginning     End of        Accumulation          at End         at End
                                              of Year       Year             Unit             of Year         of Year
---------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio (continued):
Non-Qualified XV                             $  8.841    $  9.229           4.39%  (10)          2,367.5   $     21,851
Annuity contracts in payment period                                                                              18,946
---------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Non-Qualified V                                14.400      18.146          26.01%              287,914.4      5,224,616
Non-Qualified V (0.75)                         14.534      18.407          26.65%              335,509.9      6,175,728
Non-Qualified VII                              18.343      23.078          25.81%            4,440,082.5    102,469,170
Non-Qualified VIII                             15.327      16.682           8.84%  (4)         272,321.4      4,542,742
Non-Qualified IX                               14.374      18.068          25.70%               16,259.0        293,769
Non-Qualified X                                14.400      18.146          26.01%                4,729.8         85,829
Annuity contracts in payment period                                                                              56,523
---------------------------------------------------------------------------------------------------------------------------------


Non-Qualified 1964        Individual contracts issued from December 1, 1964 to March 14, 1967.

Non-Qualified V           Group Aetna Plus contracts issued in connection with Deferred
                          Compensation Plans issued since August 28, 1992.

Non-Qualified VI          Certain existing contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).

Non-Qualified VII         Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since
                          May 4, 1994.

Non-Qualified VIII        Certain individual Retirement Annuity contracts issued since May 1, 1998.

Non-Qualified IX          Group Aetna Plus contracts issued in connection with Deferred
                          Compensation Plans having contract modifications effective April 7, 1997.

Non-Qualified X           Group Aetna Plus contracts issued in connection with Deferred
                          Compensation Plans having contract modifications effective May 29, 1997.

Non-Qualified XI          Certain contracts previously valued under Non-Qualified VI having contract modifications effective May 29, 1997.

Non-Qualified XIII        Certain individual Retirement Annuity contracts issued since October 1, 1998.

Non-Qualified XIV         Certain individual Retirement Annuity contracts issued since September 1, 1998.

Non-Qualified XV          Certain individual Retirement Annuity contracts issued since September 1, 1998.

Notes to Condensed Financial Information:


 (1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 1998.

 (2) - Reflects less than a full year of performance activity. Funds were first received in this option during February 1998.

 (3) - Reflects less than a full year of performance activity. Funds were first received in this option during March 1998.

 (4) - Reflects less than a full year of performance activity. Funds were first received in this option during May 1998.

 (5) - Reflects less than a full year of performance activity. Funds were first received in this option during June 1998.

 (6) - Reflects less than a full year of performance activity. Funds were first received in this option during July 1998.

 (7) - Reflects less than a full year of performance activity. Funds were first received in this option during August 1998.

 (8) - Reflects less than a full year of performance activity. Funds were first received in this option during September 1998.

 (9) - Reflects less than a full year of performance activity. Funds were first received in this option during October 1998.

(10) - Reflects less than a full year of performance activity. Funds were first received in this option during November 1998.

(11) - Reflects less than a full year of performance activity. Funds were first received in this option during December 1998.

See Notes to Financial Statements

Variable Annuity Account B

Notes to Financial Statements - December 31, 1998

1. Summary of Significant Accounting Policies

   Variable Annuity Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments

   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1998:

      Aetna Ascent VP                                          Fidelity Investments Variable Insurance
      Aetna Balanced VP                                        Products Fund II:
      Aetna Bond VP                                            o Asset Manager Portfolio
      Aetna Crossroads VP                                      o Contrafund Portfolio
      Aetna GET Fund, Series B                                 o Index 500 Portfolio
      Aetna GET Fund, Series C                                 o Investment Grade Bond Portfolio
      Aetna GET Fund, Series D                                 Insurance Management Series:
      Aetna Growth and Income VP                               o American Leaders Fund II
      Aetna Growth VP                                          o Equity Income Fund II
      Aetna High Yield VP                                      o Growth Strategies Fund II
      Aetna Index Plus Large Cap VP                            o High Income Bond Fund II
      Aetna Index Plus Mid Cap VP                              o International Equity Fund II
      Aetna Index Plus Small Cap VP                            o Prime Money Fund II
      Aetna International VP                                   o U.S. Government Securities Fund II
      Aetna Legacy VP                                          o Utility Fund II
      Aetna Money Market VP                                    Janus Aspen Series:
      Aetna Real Estate Securities VP                          o Aggressive Growth Portfolio
      Aetna Small Company VP                                   o Balanced Portfolio
      Aetna Value Opportunity VP                               o Flexible Income Portfolio
      AIM V.I. Funds:                                          o Growth Portfolio
      o Capital Appreciation Fund                              o Worldwide Growth Portfolio
      o Growth and Income Fund                                 Lexington Emerging Markets Fund
      o Growth Fund                                            Lexington Natural Resources Trust Fund
      o Value Fund                                             MFS Funds:
      Alger American Funds:                                    o Total Return Series
      o Balanced Portfolio                                     o Worldwide Government Series
      o Income & Growth Portfolio                              Oppenheimer Funds:
      o Leveraged AllCap Portfolio                             o Aggressive Growth Fund
      American Century Investments:                            o Global Securities Fund
      o Balanced Fund                                          o Growth & Income Fund
      o International Fund                                     o Strategic Bond Fund
      Calvert Social Balanced Portfolio                        Portfolio Partners, Inc. (PPI):
      Fidelity Investments Variable Insurance                  o PPI MFS Emerging Equities Portfolio
      Products Fund:                                           o PPI MFS Research Growth Portfolio
      o Equity-Income Portfolio                                o PPI MFS Value Equity Portfolio
      o Growth Portfolio                                       o PPI Scudder International Growth Portfolio
      o High Income Portfolio                                  o PPI T. Rowe Price Growth Equity Portfolio
      o Overseas Portfolio

Variable Annuity Account B

   b. Other

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. Annuity Reserves

   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.


2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.


3. Dividend Income

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statements of Operations and Changes in Net Assets.


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1998 and December 31, 1997 aggregated $2,351,952,353 and $1,555,519,398; $1,874,026,188 and
   $1,004,789,371, respectively.

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net
   Assets


------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                Valuation         Proceeds          Cost of            Net
                                                                 Period             from          Investments       Realized
                                              Dividends        Deductions           Sales            Sold          Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Ascent VP: (1)                       $1,192,999         ($314,522)       $6,202,187       $5,330,213         $871,974
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Balanced VP: (2)                     31,081,246        (2,098,681)       22,863,897       18,450,097        4,413,800
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Bond VP: (3)                          5,276,463          (891,202)       45,551,245       43,538,269        2,012,976
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Crossroads VP: (4)                    1,150,096          (357,408)        3,956,923        3,518,415          438,508
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Get Fund, Series B:                   5,018,284          (317,102)        5,046,075        3,579,372        1,466,703
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Get Fund, Series C:                   1,099,683          (125,657)        4,593,631        3,264,351        1,329,280
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Get Fund, Series D:                     375,948           (91,506)            9,290            9,230               60
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
   Aetna Growth and Income VP: (5)           194,648,930       (11,627,716)      149,305,243      120,221,169       29,084,074
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
   Aetna Growth VP: (6)                           57,222          (185,058)       12,683,460       13,031,327         (347,867)
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
   Aetna High Yield VP: (7)                       22,406              (865)           33,710           33,668               42
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
   Aetna Index Plus Large Cap VP: (8)          3,829,668          (635,743)       17,517,599       14,396,635        3,120,964
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
   Aetna Index Plus Mid Cap VP: (9)               18,437            (1,287)           73,979           81,147           (7,168)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
   Aetna Index Plus Small Cap VP: (10)            38,562            (2,372)          124,787          157,822          (33,035)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
   Aetna International VP: (11)                   78,439            (5,821)        5,370,639        5,420,699          (50,060)
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
   Aetna Legacy VP: (12)                       1,516,017          (403,303)        5,625,929        5,116,001          509,928
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
   Aetna Money Market VP: (13)                 6,326,910        (1,717,493)      386,526,442      385,568,048          958,394
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
   Aetna Real Estate Securities VP: (14)          49,524            (4,403)          197,598          223,098          (25,500)
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
   Aetna Small Company VP: (15)                  162,321          (180,527)       17,373,472       19,128,504       (1,755,032)
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
   Aetna Value Opportunity VP: (16)              205,253          (172,485)        6,514,348        6,609,710          (95,362)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
          Net Unrealized                                        Net
            Gain (Loss)                     Net          Increase (Decrease)               Net Assets
            -----------                  Change in          In Net Assets                  ----------
   Beginning             End            Unrealized            from Unit           Beginning           End
    of Year            of Year          Gain (Loss)         Transactions           of Year          of Year
---------------------------------------------------------------------------------------------------------------------

    $1,034,430         ($204,552)       ($1,238,982)          $3,942,985
                                                                                $ 20,443,736     $ 24,898,190
---------------------------------------------------------------------------------------------------------------------
    21,131,758        13,657,518         (7,474,240)           6,148,805
                                                                                 150,761,384      176,154,146
                                                                                  12,080,737       18,758,905
---------------------------------------------------------------------------------------------------------------------
       781,718          (271,440)        (1,053,158)          12,050,394
                                                                                  69,236,488       85,100,187
                                                                                   3,681,984        5,213,758
---------------------------------------------------------------------------------------------------------------------
       704,161           455,992           (248,169)           8,303,550
                                                                                  20,250,904       28,289,880
                                                                                      69,721        1,317,322
---------------------------------------------------------------------------------------------------------------------
     6,194,743         3,285,620         (2,909,123)          (4,718,918)
                                                                                  20,859,924       19,399,768
---------------------------------------------------------------------------------------------------------------------
     2,144,550         2,432,614            288,064           (4,244,458)
                                                                                  10,929,107        9,276,019
---------------------------------------------------------------------------------------------------------------------
            0           (64,824)            (64,824)          89,687,448
                                                                                           0       89,907,126
---------------------------------------------------------------------------------------------------------------------
    67,675,837       (14,386,593)       (82,062,430)         (42,142,027)
                                                                                 892,006,381      955,586,320
                                                                                 130,876,769      155,197,661
---------------------------------------------------------------------------------------------------------------------
      (945,071)        4,054,739          4,999,810           21,924,027
                                                                                   3,210,344       28,467,187
                                                                                       8,566        1,199,857
---------------------------------------------------------------------------------------------------------------------
             0           (38,627)           (38,627)             247,430
                                                                                           0          230,386
---------------------------------------------------------------------------------------------------------------------
     1,342,384         9,544,413          8,202,029           44,321,436
                                                                                  28,074,705       85,248,495
                                                                                     165,083        1,829,647
---------------------------------------------------------------------------------------------------------------------
             0            25,068             25,068              340,695
                                                                                           0          375,745
---------------------------------------------------------------------------------------------------------------------
             0             8,264              8,264              958,381
                                                                                           0          969,800
---------------------------------------------------------------------------------------------------------------------
             0            (4,447)            (4,447)           1,512,822
                                                                                           0        1,528,847
                                                                                           0            2,086
---------------------------------------------------------------------------------------------------------------------
       556,022           230,393           (325,629)          13,863,127
                                                                                  18,710,015       32,331,905
                                                                                   1,284,593        2,822,843
---------------------------------------------------------------------------------------------------------------------
     1,429,868         1,434,703              4,835           19,490,597
                                                                                 124,939,137      149,772,871
                                                                                           0          229,509
---------------------------------------------------------------------------------------------------------------------
             0           (78,505)           (78,505)           1,040,421
                                                                                           0          965,259
                                                                                           0           16,278
---------------------------------------------------------------------------------------------------------------------
      (299,676)        1,188,423          1,488,099           12,670,750
                                                                                   6,059,783       18,295,242
                                                                                      47,346          197,498
---------------------------------------------------------------------------------------------------------------------
      (545,082)        1,733,031          2,278,113           12,561,099
                                                                                   3,912,594       18,689,212
---------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information of Statements of Operations and Changes in Net Assets (continued):


----------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                          Valuation       Proceeds        Cost of          Net
                                                                            Period          from        Investments     Realized
                                                             Dividends    Deductions        Sales          Sold        Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Funds:
   Capital Appreciation Fund:                                    $4,806         ($202)       $14,985        $12,643        $2,342
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Growth and Income Fund:                                        2,713          (267)        23,669         19,935         3,734
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Growth Fund:                                                   9,742          (211)        23,394         19,680         3,714
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Value Fund:                                                   25,024          (535)        56,171         51,027         5,144
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Alger American Funds:
   Balanced Portfolio:                                          486,973       (82,216)     1,110,574        897,864       212,710
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Income & Growth Portfolio:                                 1,467,662      (206,029)     3,272,978      2,151,013     1,121,965
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                  631,832      (203,365)     4,222,156      3,043,959     1,178,197
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   American Century Investments:
   Balanced Fund:                                               593,854       (65,789)       611,313        550,274        61,039
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   International Fund:                                          390,912       (86,065)     1,137,750        894,619       243,131
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:                           142,097       (14,682)       869,863        750,607       119,256
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                   8,906,937    (2,144,267)    25,370,915     20,727,569     4,643,346
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                         11,278,163    (1,400,091)    22,592,809     17,208,859     5,383,950
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                     4,692,207      (673,883)    14,109,054     14,587,749      (478,695)
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                        1,031,834      (210,954)    48,431,460     47,643,577       787,883
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                   1,595,388      (233,627)     3,024,858      2,760,267       264,591
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                      6,614,609    (1,728,721)    42,738,053     30,874,729    11,863,324
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                       3,204,277    (1,496,826)    30,685,587     22,118,189     8,567,398
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                             342,576       (87,927)     1,725,694      1,635,019        90,675
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
         Net Unrealized                                     Net
          Gain (Loss)                   Net          Increase (Decrease)               Net Assets
          -----------                Change in          in Net Assets                  ----------
  Beginning           End            Unrealized           from Unit           Beginning           End
   of Year          of Year         Gain (Loss)         Transactions           of Year          of Year
--------------------------------------------------------------------------------------------------------------

          $0          $19,720           $19,720             $272,126
                                                                                      $0         $298,792
--------------------------------------------------------------------------------------------------------------
           0           17,765            17,765              197,613
                                                                                       0          221,558
--------------------------------------------------------------------------------------------------------------
           0           12,342            12,342              271,273
                                                                                       0          296,860
--------------------------------------------------------------------------------------------------------------
           0           22,553            22,553              651,784
                                                                                       0          703,970
--------------------------------------------------------------------------------------------------------------

     691,602        1,582,996           891,394             (979,394)
                                                                               5,656,151        6,185,618
--------------------------------------------------------------------------------------------------------------
   2,709,055        4,215,812         1,506,757           (2,575,078)
                                                                              14,148,460       15,463,737
--------------------------------------------------------------------------------------------------------------
   1,540,243        6,533,437         4,993,194           (3,907,972)
                                                                              14,280,009       16,971,895
--------------------------------------------------------------------------------------------------------------

     462,379          487,853            25,474             (525,510)
                                                                               4,643,230        4,732,298
--------------------------------------------------------------------------------------------------------------
     361,821          743,148           381,327             (991,033)
                                                                               5,852,955        5,791,227
--------------------------------------------------------------------------------------------------------------
      59,286           14,930           (44,356)             784,430
                                                                                 971,337        1,958,082
--------------------------------------------------------------------------------------------------------------

  19,807,673       22,859,546         3,051,873           22,941,092
                                                                             138,709,740      176,108,721
--------------------------------------------------------------------------------------------------------------
  14,584,513       33,940,400        19,355,887           23,497,310
                                                                              80,401,549      138,516,768
--------------------------------------------------------------------------------------------------------------
   2,722,687       (4,425,686)       (7,148,373)          18,153,824
                                                                              35,217,837       49,328,098
                                                                                  68,542          503,361
--------------------------------------------------------------------------------------------------------------
     460,930          669,980           209,050            3,064,387
                                                                              13,004,643       17,886,843
--------------------------------------------------------------------------------------------------------------

   1,137,702        1,633,427           495,725            6,549,586
                                                                              11,743,075       20,414,738
--------------------------------------------------------------------------------------------------------------
  18,201,832       35,201,475        16,999,643           21,398,116
                                                                             107,827,442      162,974,413
--------------------------------------------------------------------------------------------------------------
  10,882,841       25,538,020        14,655,179           39,819,038
                                                                              76,986,772      141,735,838
--------------------------------------------------------------------------------------------------------------
     387,160          478,048            90,888           (1,318,753)
                                                                               6,578,182        5,695,641
--------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


--------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                               Valuation       Proceeds       Cost of          Net
                                                                Period           from       Investments     Realized
                                               Dividends      Deductions         Sales          Sold       Gain (Loss)
--------------------------------------------------------------------------------------------------------------------------

   Insurance Management Series:
   American Leaders Fund II:                  $7,998,351      ($1,792,801)    $11,978,535    $7,178,957    $4,799,578
   Annuity contracts in accumulation
   Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------
   Equity Income Fund II:                        129,452         (351,981)      2,362,630     1,928,603       434,027
   Annuity contracts in accumulation
   Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                  1,440,579         (346,704)      2,791,762     2,071,376       720,386
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                   1,568,969         (734,892)      9,316,278     8,463,432       852,846
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   International Equity Fund II:                  19,289         (235,997)      1,956,908     1,482,907       474,001
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                          373,803         (110,555)      7,641,997     7,641,997             0
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:           228,386         (196,668)      3,851,945     3,576,274       275,671
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   Utility Fund II:                            1,743,305         (392,083)      2,677,845     1,942,231       735,614
   Annuity contracts in accumulation
   Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                        0         (548,576)    107,425,514    96,362,874    11,062,640
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                         2,261,301         (641,284)      6,017,873     4,527,218     1,490,655
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                  1,033,461         (191,305)      3,727,543     3,410,925       316,618
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                           3,293,173         (683,049)     26,018,237    18,985,226     7,033,011
   Annuity contracts in accumulation
   Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                 8,111,689       (2,748,458)     78,479,604    56,933,615    21,545,989
   Annuity contracts in accumulation
   Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:              161,811          (28,458)        724,351     1,074,950      (350,599)
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:       340,539          (62,444)      2,112,416     2,109,389         3,027
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   MFS Funds:
   Total Return Series:                          778,001         (405,501)      3,009,737     2,396,400       613,337
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   Worldwide Government Series:                   17,379          (22,917)        739,420       740,555        (1,135)
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Funds:
   Aggressive Growth Fund:                       152,035         (112,671)     86,439,393    86,664,887      (225,494)
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   Global Securities Fund:                       387,530          (69,872)     10,919,054    11,293,037      (373,983)
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   Growth & Income Fund:                       1,054,695         (356,726)      4,266,733     4,140,441       126,292
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
         Net Unrealized                                      Net
           Gain (Loss)                   Net          Increase (Decrease)             Net Assets
           -----------                Change in          in Net Assets                ----------
   Beginning            End           Unrealized           from Unit           Beginning           End
    of Year           of Year        Gain (Loss)         Transactions           of Year          of Year
--------------------------------------------------------------------------------------------------------------

  $30,111,589       $37,231,660       $7,120,071            ($524,859)
                                                                              $16,800,911     $134,398,144
                                                                                   48,751           51,858
--------------------------------------------------------------------------------------------------------------
      911,406         3,973,133        3,061,727            5,452,240
                                                                               19,938,571       28,656,460
                                                                                        0            7,576
--------------------------------------------------------------------------------------------------------------
    3,558,451         5,244,563        1,686,112            1,241,036
                                                                               22,709,106       27,450,515
--------------------------------------------------------------------------------------------------------------
    3,763,082         2,714,767       (1,048,315)          (3,963,730)
                                                                               53,212,853       49,887,731
--------------------------------------------------------------------------------------------------------------
      938,501         3,819,534        2,881,033              437,110
                                                                               13,946,028       17,521,464
--------------------------------------------------------------------------------------------------------------
            0             2,223            2,223              271,362
                                                                                7,530,487        8,067,320
--------------------------------------------------------------------------------------------------------------
      513,199         1,013,377          500,178            2,050,473
                                                                               13,196,784       16,054,824
--------------------------------------------------------------------------------------------------------------
    5,801,015         7,053,257        1,252,242              695,668
                                                                               26,302,858       30,329,937
                                                                                        0            7,667
--------------------------------------------------------------------------------------------------------------
    4,594,517         8,106,849        3,512,332            4,958,453
                                                                               38,383,925       57,368,774
--------------------------------------------------------------------------------------------------------------
    3,462,858        15,241,071       11,778,213           26,193,826
                                                                               31,145,778       72,228,489
--------------------------------------------------------------------------------------------------------------
      367,565           255,193         (112,372)           9,052,449
                                                                               10,534,588       20,633,439
--------------------------------------------------------------------------------------------------------------
    5,764,208        12,281,148        6,516,940           12,764,560
                                                                               40,072,928       68,058,273
                                                                                  645,899        1,585,189
--------------------------------------------------------------------------------------------------------------
   18,210,266        37,241,442       19,031,176           39,032,925
                                                                              160,658,096      243,902,115
                                                                                1,995,445        3,724,747
--------------------------------------------------------------------------------------------------------------
     (709,548)       (1,196,659)        (487,111)            (619,636)
                                                                                2,833,416        1,509,423
 -------------------------------------------------------------------------------------------------------------
     177,872        (1,266,269)      (1,444,141)          (1,812,452)
                                                                                6,930,364        3,954,893
--------------------------------------------------------------------------------------------------------------
    1,975,149         3,834,735        1,859,586           16,318,427
                                                                               18,973,878       38,137,728
--------------------------------------------------------------------------------------------------------------
       (5,937)          102,292          108,229              588,288
                                                                                1,324,295        2,014,138
--------------------------------------------------------------------------------------------------------------
      133,786         1,243,228        1,109,442            7,306,211
                                                                                3,688,200       11,917,723
--------------------------------------------------------------------------------------------------------------
         (846)          786,005          786,851            4,241,638
                                                                                2,680,937        7,653,101
--------------------------------------------------------------------------------------------------------------
      465,927          (435,824)        (901,751)          22,581,792
                                                                               12,688,907       35,193,209
--------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                 Valuation          Proceeds          Cost of              Net
                                                                   Period             from          Investments          Realized
                                                Dividends        Deductions          Sales             Sold             Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------

   Strategic Bond Fund:                            $150,955        ($113,793)        $1,981,154        $2,006,416         ($25,262)
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc. (PPI):
   PPI MFS Emerging Equities Portfolio:             321,152       (1,493,640)        87,290,554        78,385,480        8,905,074
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                18,247       (1,021,049)        37,548,653        34,203,994        3,344,659
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                   34,159         (276,002)        13,051,497        11,621,475        1,430,022
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:       29,626         (167,735)       136,940,032       134,230,073        2,709,959
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Equity Portfolio:       576,750       (1,411,791)        16,657,996        15,110,779        1,547,217
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account B            $325,794,651     ($42,285,760)    $1,555,519,398    $1,412,108,865     $143,410,533
===================================================================================================================================


(1) - Effective May 1, 1998, Aetna Ascent Variable Portfolio's name changed to Aetna Ascent VP.

(2) - Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced VP.

(3) - Effective May 1, 1998, Aetna Income Shares' name changed to Aetna Bond VP.

(4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.

(5) - Effective May 1, 1998, Aetna Variable Fund's name changed to Aetna Growth and Income VP.

(6) - Effective May 1, 1998, Aetna Variable Growth Portfolio's name changed to Aetna Growth VP.

(7) - Effective May 1, 1998, Aetna High Yield Portfolio's name changed to Aetna High Yield VP.

(8) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.

(9) - Effective May 1, 1998, Aetna Index Plus Mid Cap Portfolio's name changed to Aetna Index Plus Mid Cap VP.

(10) -Effective May 1, 1998, Aetna Index Plus Small Cap Portfolio's name changed to Aetna Index Plus Small Cap VP.

(11) -Effective May 1, 1998, Aetna International Portfolio's name changed to Aetna International VP.

(12) -Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.

(13) -Effective May 1, 1998, Aetna Variable Encore Fund's name changed to Aetna Money Market VP.

(14) -Effective May 1, 1998, Aetna Real Estate Securities Portfolio's name changed to Aetna Real Estate Securities VP.

(15) -Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.

(16) -Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

-----------------------------------------------------------------------------------------------------------------
          Net Unrealized                                    Net
           Gain (Loss)                   Net         Increase (Decrease)                  Net Assets
           -----------                Change in         in Net Assets                     ----------
   Beginning            End           Unrealized          from Unit            Beginning              End
    of Year           of Year        Gain (Loss)        Transactions            of Year             of Year
-----------------------------------------------------------------------------------------------------------------

     ($21,173)          $47,663          $68,836          $9,925,163
                                                                                $3,092,701         $12,897,019
                                                                                         0             201,581
-----------------------------------------------------------------------------------------------------------------
     (753,832)       19,423,983       20,177,815           8,869,734
                                                                                94,796,247         131,150,274
                                                                                   496,447             922,555
-----------------------------------------------------------------------------------------------------------------
   (1,162,926)       11,016,482       12,179,408           8,222,292
                                                                                65,867,130          88,610,687
-----------------------------------------------------------------------------------------------------------------
      220,662         3,770,053        3,549,391           7,801,278
                                                                                15,049,606          27,062,849
                                                                                   378,075             903,680
-----------------------------------------------------------------------------------------------------------------
      195,427           863,502          668,075           1,706,168
                                                                                12,650,163          17,577,310
                                                                                         0              18,946
-----------------------------------------------------------------------------------------------------------------
    1,797,922        24,891,619       23,093,697           4,872,245
                                                                                90,170,258         118,791,854
                                                                                         0              56,523
-----------------------------------------------------------------------------------------------------------------
  $255,524,506     $349,806,583      $94,282,077        $512,924,064        $2,922,442,857      $3,956,568,422
=================================================================================================================

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


---------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                               Valuation       Proceeds        Cost of          Net
                                                                Period           from        Investments     Realized
                                              Dividends       Deductions         Sales          Sold        Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------

   Aetna Variable Fund:                     $206,171,606      ($9,508,053)    $64,103,032    $51,274,099   $12,828,933
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------
   Aetna Income Shares:                        4,333,850         (737,718)     12,717,950     11,951,670       766,280
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                 4,149,350       (1,373,114)    187,177,845    187,281,193      (103,348)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:      20,983,218       (1,660,805)     12,262,658      9,696,803     2,565,855
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series B:                   3,422,687         (286,592)      1,109,194        713,521       395,673
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series C:                     169,021         (119,214)        963,591        833,090       130,501
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:            1,293,085         (171,542)      2,422,808      2,093,544       329,264
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:        1,366,067         (170,121)      1,119,794        921,119       198,675
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:            1,122,530         (176,596)      1,280,095      1,125,823       154,272
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Portfolio, Inc.:
   Capital Appreciation Portfolio:               621,617          (11,486)        125,792        110,176        15,616
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                             848,691           (9,678)        592,546        560,620        31,926
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------
   Index Plus Portfolio:                       1,110,445         (154,416)      2,229,246      1,790,247       438,999
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------
   Small Company Portfolio:                      366,132          (19,387)        261,692        230,152        31,540
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------
   Alger American Funds:
   Balanced Portfolio:                           142,299          (73,798)      1,098,365      1,473,706      (375,341)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
          Net Unrealized                                   Net
           Gain (Loss)                   Net         Increase (Decrease)                Net Assets
           -----------                 Change in         In Net Assets                  -----------
    Beginning            End          Unrealized          from Unit           Beginning            End
     of Year           of Year       Gain (Loss)        Transactions           of Year           of Year
-----------------------------------------------------------------------------------------------------------------

   $59,979,314      $67,675,837      $7,696,523          $71,233,894
                                                                            $644,728,031      $892,006,381
                                                                              89,732,216       130,876,769
-----------------------------------------------------------------------------------------------------------------
       379,633          781,718         402,085           (1,964,060)
                                                                              66,534,546        69,236,488
                                                                               3,583,489         3,681,984
-----------------------------------------------------------------------------------------------------------------
      (540,607)       1,429,868       1,970,475           13,513,776
                                                                             106,781,998       124,939,137
-----------------------------------------------------------------------------------------------------------------
    15,114,435       21,131,758       6,017,323            7,591,834
                                                                             119,402,212       150,761,384
                                                                               7,942,484        12,080,737
-----------------------------------------------------------------------------------------------------------------
     4,487,610        6,194,743       1,707,133             (712,316)
                                                                              16,333,339        20,859,924
-----------------------------------------------------------------------------------------------------------------
       144,834        2,144,550       1,999,716             (532,193)
                                                                               9,281,276        10,929,107
-----------------------------------------------------------------------------------------------------------------
       276,453        1,034,430         757,977           12,596,284
                                                                               5,638,668        20,443,736
-----------------------------------------------------------------------------------------------------------------
       151,493          704,161         552,668           13,077,636
                                                                               5,295,700        20,250,904
                                                                                       0            69,721
-----------------------------------------------------------------------------------------------------------------
        46,576          556,022         509,446           12,197,969
                                                                               6,186,987        18,710,015
                                                                                       0         1,284,593
-----------------------------------------------------------------------------------------------------------------
             0         (545,082)       (545,082)           3,831,929
                                                                                       0         3,912,594
-----------------------------------------------------------------------------------------------------------------
             0         (945,071)       (945,071)           3,293,042
                                                                                       0         3,210,344
                                                                                       0             8,566
-----------------------------------------------------------------------------------------------------------------
        (4,046)       1,342,384       1,346,430           23,512,958
                                                                               1,985,372        28,074,705
                                                                                       0           165,083
-----------------------------------------------------------------------------------------------------------------
             0         (299,676)       (299,676)           6,028,520
                                                                                       0         6,059,783
                                                                                       0            47,346
-----------------------------------------------------------------------------------------------------------------
      (461,380)         691,602       1,152,982            1,032,718
                                                                               3,777,291         5,656,151
-----------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


-----------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                           Valuation       Proceeds        Cost of         Net
                                                                             Period          from        Investments    Realized
                                                              Dividends    Deductions        Sales          Sold       Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------------

   Alger American Funds (continued):
   Growth Portfolio: (1)                                        $506,477     ($685,927)  $ 78,591,434   $ 64,519,617  $ 14,071,817
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
   Income and Growth Portfolio:                                  401,543      (156,768)     2,602,037      3,401,714      (799,677)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                         0      (196,601)     7,570,244      6,461,486     1,108,758
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
   MidCap Growth Portfolio: (1)                                  350,028      (308,858)    49,795,194     45,404,313     4,390,881
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio: (2)                         2,260,717      (722,118)   118,175,863    114,437,088     3,738,775
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
   American Century Investments:
   Balanced Fund:                                                199,265       (58,943)       704,536        619,119        85,417
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
   Capital Appreciation Fund: (3)                                725,963      (365,809)    47,909,593     51,060,683    (3,151,090)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
   International Fund:                                           176,899       (85,324)     4,226,767      3,417,937       808,830
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:                             67,562        (7,128)       212,241        199,799        12,442
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                    7,870,976    (1,400,361)    17,887,517     15,251,625     2,635,892
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                           2,159,319      (938,752)    10,659,015      9,711,716       947,299
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                      1,270,071      (337,944)     4,857,948      4,277,783       580,165
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                           863,493      (164,196)     5,725,552      5,116,905       608,647
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                      761,827      (120,783)     1,009,159        904,890       104,269
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                       1,931,363    (1,125,088)    13,933,668     10,543,199     3,390,469
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                        1,159,193      (771,581)    17,678,295     13,392,232     4,286,063
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                              277,920       (79,205)     1,100,211      1,085,995        14,216
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
         Net Unrealized                                      Net
          Gain (Loss)                    Net          Increase (Decrease)               Net Assets
          -----------                Change in          In Net Assets                   ----------
   Beginning           End           Unrealized            from Unit           Beginning           End
    of Year          of Year         Gain (Loss)         Transactions           of Year          of Year
---------------------------------------------------------------------------------------------------------------

   $2,349,936               $0       ($2,349,936)        ($55,087,434)
                                                                             $43,545,003                $0
---------------------------------------------------------------------------------------------------------------
     (828,912)       2,709,055         3,537,967            4,693,808
                                                                               6,471,587        14,148,460
---------------------------------------------------------------------------------------------------------------
      220,810        1,540,243         1,319,433              628,691
                                                                              11,419,728        14,280,009
---------------------------------------------------------------------------------------------------------------
      682,424                0          (682,424)         (23,592,354)
                                                                              19,842,727                 0
---------------------------------------------------------------------------------------------------------------
     (495,260)               0           495,260          (64,524,063)
                                                                              58,751,429                 0
---------------------------------------------------------------------------------------------------------------
      145,325          462,379           317,054            1,109,081
                                                                               2,991,356         4,643,230
---------------------------------------------------------------------------------------------------------------
   (1,588,390)               0         1,588,390          (43,166,616)
                                                                              44,369,162                 0
---------------------------------------------------------------------------------------------------------------
      375,835          361,821           (14,014)             259,970
                                                                               4,706,594         5,852,955
---------------------------------------------------------------------------------------------------------------
         (881)          59,286            60,167              241,657
                                                                                 596,637           971,337
---------------------------------------------------------------------------------------------------------------
    5,773,475       19,807,673        14,034,198           43,088,538
                                                                              72,480,497       138,709,740
---------------------------------------------------------------------------------------------------------------
    3,258,300       14,584,513        11,326,213            8,978,986
                                                                              57,928,484        80,401,549
---------------------------------------------------------------------------------------------------------------
      814,429        2,722,687         1,908,258           17,156,365
                                                                              14,709,464        35,217,837
                                                                                       0            68,542
---------------------------------------------------------------------------------------------------------------
      743,689          460,930          (282,759)           2,276,187
                                                                               9,703,271        13,004,643
---------------------------------------------------------------------------------------------------------------
      484,182        1,137,702           653,520            4,412,778
                                                                               5,931,464        11,743,075
---------------------------------------------------------------------------------------------------------------
    6,210,754       18,201,832        11,991,078           35,101,002
                                                                              56,538,618       107,827,442
---------------------------------------------------------------------------------------------------------------
    2,241,040       10,882,841         8,641,801           36,290,926
                                                                              27,380,370        76,986,772
---------------------------------------------------------------------------------------------------------------
      175,829          387,160           211,331            1,392,243
                                                                               4,761,677         6,578,182
---------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


--------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                   Valuation         Proceeds        Cost of           Net
                                                                    Period             from        Investments      Realized
                                                 Dividends        Deductions          Sales            Sold        Gain (Loss)
--------------------------------------------------------------------------------------------------------------------------------

   Insurance Management Series:
   American Leaders Fund II:                    $2,033,587        ($1,272,645)      $2,239,581      $1,354,167       $885,414
   Annuity contracts in accumulation
   Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
   Equity Income Fund II:                           52,763           (108,244)         188,614         167,057         21,557
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                       63,162           (214,573)         650,403         461,919        188,484
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                     2,232,254           (576,880)       5,856,816       5,388,542        468,274
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
   International Equity Fund II:                     8,680           (138,835)         787,960         678,156        109,804
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                            365,689           (107,783)       7,931,948       7,931,971            (23)
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:             366,225           (147,271)       3,825,499       3,747,648         77,851
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
   Utility Fund II:                                838,523           (291,277)       1,512,321       1,157,193        355,128
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                          0           (419,040)      19,586,639      19,136,007        450,632
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                             786,909           (294,871)       2,053,281       1,687,149        366,132
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                      528,359            (93,943)       1,111,581       1,079,357         32,224
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                               967,832           (429,682)       2,254,366       1,752,378        501,988
   Annuity contracts in accumulation
   Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (4)                   62,602            (36,643)      13,023,397      12,927,175         96,222
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                   2,077,847         (1,645,928)      21,615,276      15,329,845      6,285,431
   Annuity contracts in accumulation
   Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                  2,717            (53,043)       4,235,697       4,177,632         58,065
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:         209,099            (85,086)       3,246,699       2,653,024        593,675
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
        Net Unrealized                                     Net
          Gain (Loss)                  Net          Increase (Decrease)                Net Assets
          -----------                Change in          In Net Assets                  ----------
  Beginning           End           Unrealized           from Unit           Beginning           End
   of Year          of Year        Gain (Loss)         Transactions           of Year          of Year
-----------------------------------------------------------------------------------------------------------

 $8,810,467      $30,111,589       $21,301,122         $ 32,775,129
                                                                           $61,127,055      $116,800,911
                                                                                     0            48,751
-----------------------------------------------------------------------------------------------------------
          0          911,406           911,406           19,061,089
                                                                                     0        19,938,571
-----------------------------------------------------------------------------------------------------------
    733,393        3,558,451         2,825,058           12,664,797
                                                                             7,182,178        22,709,106
-----------------------------------------------------------------------------------------------------------
  1,022,582        3,763,082         2,740,500           21,197,568
                                                                            27,151,137        53,212,853
-----------------------------------------------------------------------------------------------------------
    307,602          938,501           630,899            7,399,890
                                                                             5,935,590        13,946,028
-----------------------------------------------------------------------------------------------------------
          0                0                 0             (471,714)
                                                                             7,744,318         7,530,487
-----------------------------------------------------------------------------------------------------------
     73,398          513,199           439,801            4,803,969
                                                                             7,656,209        13,196,784
-----------------------------------------------------------------------------------------------------------
  1,730,892        5,801,015         4,070,123            4,555,867
                                                                            16,774,494        26,302,858
-----------------------------------------------------------------------------------------------------------
    534,823        4,594,517         4,059,694            2,750,579
                                                                            31,542,060        38,383,925
-----------------------------------------------------------------------------------------------------------
    373,883        3,462,858         3,088,975           15,424,389
                                                                            11,774,244        31,145,778
-----------------------------------------------------------------------------------------------------------
     73,395          367,565           294,170            4,626,561
                                                                             5,147,217        10,534,588
-----------------------------------------------------------------------------------------------------------
  1,093,423        5,764,208         4,670,785           14,123,750
                                                                            20,884,154        40,072,928
                                                                                     0           645,899
-----------------------------------------------------------------------------------------------------------
    (27,376)               0            27,376           (2,070,168)
                                                                             1,920,611                 0
-----------------------------------------------------------------------------------------------------------
  5,151,123       18,210,266        13,059,143           76,404,357
                                                                            66,472,691       160,658,096
                                                                                     0         1,995,445
-----------------------------------------------------------------------------------------------------------
    (66,591)        (709,548)         (642,957)             952,674
                                                                             2,515,960         2,833,416
-----------------------------------------------------------------------------------------------------------
    538,139          177,872          (360,267)           1,821,159
                                                                             4,751,784         6,930,364
-----------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


----------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                  Valuation      Proceeds       Cost of          Net
                                                                   Period          from       Investments     Realized
                                                    Dividends    Deductions        Sales          Sold       Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------

   MFS Funds:
   Emerging Growth Series: (2)                            $0      ($232,144)   $37,594,997    $34,076,137    $3,518,860
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------
   Research Series: (3)                                    0       (273,185)    37,686,630     34,109,865     3,576,765
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------
   Total Return Series:                                    0       (154,993)       689,861        564,440       125,421
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------
   Value Series: (5)                                       0        (19,996)     4,332,717      3,942,044       390,673
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------
   Worldwide Government Series:                       15,502        (12,983)       124,845        123,607         1,238
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------
   Neuberger & Berman Advisers Management Trust -
   Growth Portfolio: (5)                             741,183        (92,357)    17,383,777     16,347,694     1,036,083
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Funds:
   Capital Appreciation Fund:                              0        (13,374)     8,964,190      9,092,515      (128,325)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------
   Global Securities Fund:                                 0        (12,451)       850,938        802,777        48,161
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------
   Growth & Income Fund:                              37,178        (35,759)       188,084        164,087        23,997
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------
   Strategic Bond Fund:                               84,234        (10,842)       122,739        121,006         1,733
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc. PPI:
   PPI MFS Emerging Equities Portfolio:                    0       (120,211)    43,880,815     44,111,392      (230,577)
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                      0        (82,490)    37,923,531     37,983,794       (60,263)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                         0        (16,913)     4,632,658      4,633,034          (376)
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:             0        (12,760)       259,410        255,379         4,031
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Portfolio:                     0       (115,952)    33,484,569     33,491,822        (7,253)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund -
   International Portfolio: (6)                      275,557       (123,791)    16,445,650     14,417,831     2,027,819
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
         Net Unrealized                                     Net
          Gain (Loss)                   Net          Increase (Decrease)            Net Assets
          -----------                 Change in          In Net Assets              ------------
  Beginning           End            Unrealized           from Unit          Beginning          End
   of Year          of Year         Gain (Loss)         Transactions          of Year         of Year
------------------------------------------------------------------------------------------------------------

   ($85,796)               $0           $85,796         ($12,370,520)
                                                                             $8,998,008              $0
------------------------------------------------------------------------------------------------------------
    204,764                 0          (204,764)          (9,875,328)
                                                                              6,776,512               0
------------------------------------------------------------------------------------------------------------
     72,010         1,975,149         1,903,139           12,883,941
                                                                              4,216,370      18,973,878
------------------------------------------------------------------------------------------------------------
        935                 0              (935)            (578,583)
                                                                                208,841               0
------------------------------------------------------------------------------------------------------------
      9,304            (5,937)          (15,241)             927,866
                                                                                407,913       1,324,295
------------------------------------------------------------------------------------------------------------
     (6,666)                0             6,666           (9,934,149)
                                                                              8,242,574               0
------------------------------------------------------------------------------------------------------------
          0           133,786           133,786            3,696,113
                                                                                      0       3,688,200
------------------------------------------------------------------------------------------------------------
          0              (846)             (846)           2,646,073
                                                                                      0       2,680,937
------------------------------------------------------------------------------------------------------------
          0           465,927           465,927           12,197,564
                                                                                      0      12,688,907
------------------------------------------------------------------------------------------------------------
          0           (21,173)          (21,173)           3,038,749
                                                                                      0       3,092,701
------------------------------------------------------------------------------------------------------------
          0          (753,832)         (753,832)          96,397,314
                                                                                      0      94,796,247
                                                                                      0         496,447
------------------------------------------------------------------------------------------------------------
          0        (1,162,926)       (1,162,926)          67,172,809
                                                                                      0      65,867,130
------------------------------------------------------------------------------------------------------------
          0           220,662           220,662           15,224,308
                                                                                      0      15,049,606
                                                                                      0         378,075
------------------------------------------------------------------------------------------------------------
          0           195,427           195,427           12,463,465
                                                                                      0      12,650,163
------------------------------------------------------------------------------------------------------------
          0         1,797,922         1,797,922           88,495,541
                                                                                      0      90,170,258
------------------------------------------------------------------------------------------------------------
  1,510,449                 0        (1,510,449)         (12,719,263)
                                                                             12,050,127               0
------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


--------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                          Valuation          Proceeds         Cost of           Net
                                                            Period             from         Investments      Realized
                                         Dividends        Deductions          Sales             Sold        Gain (Loss)
--------------------------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account B    $278,833,116     ($29,243,851)    $1,004,789,371    $933,728,508    $71,060,863
==========================================================================================================================

(1) - Effective November 28, 1997, this funds assets were transferred to the PPI
      T. Rowe Price Growth Equity Portfolio.

(2) - Effective November 28, 1997, this funds assets were transferred to the PPI MFS Emerging Equities Portfolio.

(3) - Effective November 28, 1997, this funds assets were transferred to PPI MFS Research Growth Fund.

(4) - Effective November 28, 1997, this funds assets were transferred to the Aetna Variable Encore Fund.

(5) - Effective November 28, 1997, this funds assets were transferred to the PPI MFS Value Equity Portfolio.

(6) - Effective November 28, 1997, this funds assets were transferred to the PPI Scudder International Growth Portfolio.

---------------------------------------------------------------------------------------------------------------------
           Net Unrealized                                       Net
            Gain (Loss)                     Net          Increase (Decrease)                Net Assets
            -----------                  Change in          In Net Assets                   ----------
    Beginning             End            Unrealized           from Unit            Beginning              End
     of Year            of Year         Gain (Loss)         Transactions            of Year             of Year
--------------------------------------------------------------------------------------------------------------------
   $122,191,053      $255,524,506      $133,333,453         $619,647,552        $1,848,811,724      $2,922,442,857
====================================================================================================================

                         Independent Auditors' Report


The Board of Directors of Aetna Life Insurance and Annuity Company and Contract Owners of Variable Annuity Account B:


We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the "Account") as of December 31, 1998, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 1998, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998, in conformity with generally accepted accounting principles.



                    KPMG LLP


Hartford, Connecticut
February 26, 1999

Variable Annuity Account B
Index to Financials for the nine month period ended September 30, 1999


                                                                                          Page
                                                                                          ----
Statement of Assets and Liabilities as of September 30, 1999 (unaudited) ...............  S-38
Statements of Operations and Changes in Net Assets for the Nine Month Periods Ended
 September 30, 1999 and September 30, 1998 (unaudited) .................................  S-44
Condensed Financial Information for the Nine Month Period Ended
 September 30, 1999 (unaudited) ........................................................  S-45
Notes to Financial Statements (unaudited) ..............................................  S-55

Variable Annuity Account B
Statement of Assets and Liabilities - September 30, 1999 (Unaudited)

ASSETS:
Investments, at net asset value: (Note 1)
                                                                                                           Net
                                                                    Shares             Cost             Assets
                                                                    ------             ----             ------
 Aetna Ascent VP:                                                1,322,915    $  19,281,468      $  19,089,664
 Aetna Balanced VP:                                             12,763,844      191,427,597        191,968,218
 Aetna Bond VP:                                                  8,137,456      106,414,876        103,427,064
 Aetna Crossroads VP:                                            1,820,946       24,442,381         24,710,235
 Aetna Get Fund, Series C:                                         518,229        5,850,213          6,141,016
 Aetna Get Fund, Series D:                                      17,865,133      179,788,235        179,365,940
 Aetna Get Fund, Series E:                                      35,873,672      362,475,469        354,790,618
 Aetna Get Fund, Series G:                                         547,412        5,480,689          5,485,016
 Aetna Growth and Income VP:                                    33,179,489    1,093,339,467      1,068,711,350
 Aetna Growth VP:                                                3,919,154       57,741,858         58,042,673
 Aetna High Yield VP:                                               47,936          474,254            445,805
 Aetna Index Plus Large Cap VP:                                 10,272,624      187,982,086        190,351,731
 Aetna Index Plus Mid Cap VP:                                       55,529          690,894            650,804
 Aetna Index Plus Small Cap VP:                                     99,418          958,172            976,283
 Aetna International VP:                                           241,242        3,094,317          3,174,738
 Aetna Legacy VP:                                                2,374,621       29,705,957         29,920,221
 Aetna Money Market VP:                                         15,960,030      209,463,660        211,125,663
 Aetna Real Estate Securities VP:                                  240,782        2,102,650          2,017,757
 Aetna Small Company VP:                                         1,493,264       18,064,649         20,054,536
 Aetna Value Opportunity VP:                                     1,036,492       13,819,940         15,423,003
 AIM V.I. Funds:
  Capital Appreciation Fund:                                       182,524        4,856,560          4,898,948
  Growth and Income Fund:                                          531,755       13,753,461         13,751,194
  Growth Fund:                                                     416,041       11,189,009         11,387,038
  Value Fund:                                                      855,877       24,818,588         24,786,185
 Alger American Funds:
  Balanced Portfolio:                                              413,200        4,159,682          5,565,801
  Income & Growth Portfolio:                                     1,137,492       11,309,140         14,707,774
  Leveraged AllCap Portfolio:                                      454,172       10,468,727         18,784,562
 American Century Investments:
  Balanced Fund:                                                   488,599        3,663,984          3,527,686
  International Fund:                                              632,909        4,271,101          5,360,742
 Calvert Social Balanced Portfolio:                              1,078,850        2,322,062          2,355,129
 Fidelity Investments Variable Insurance Products Funds:
  Equity-Income Portfolio:                                       7,679,847      177,114,507        191,074,587
  Growth Portfolio:                                              3,781,738      138,085,301        168,173,894
  High Income Portfolio:                                         5,300,837       63,556,647         57,673,102
  Overseas Portfolio:                                              768,774       15,416,093         16,905,349
 Fidelity Investments Variable Insurance Products Funds II:
  Asset Manager Portfolio:                                       1,185,257       20,092,020         20,339,005
  Contrafund Portfolio:                                          7,979,192      171,349,233        198,203,134
  Index 500 Portfolio:                                           1,029,798      134,523,187        150,185,695
  Investment Grade Bond Portfolio:                                 373,059        4,447,910          4,540,132
 Insurance Management Series:
  American Leaders Fund II:                                      6,281,726      105,066,399        123,121,823
  Equity Income Fund II:                                         1,947,587       24,314,427         27,792,067
  Growth Strategies Fund II:                                     1,471,155       22,494,229         31,968,206
  High Income Bond Fund II:                                      4,272,914       44,445,688         42,857,328
  International Equity Fund II:                                  1,065,530       13,304,437         18,593,492

Variable Annuity Account B
Statement of Assets and Liabilities - September 30, 1999
(Unaudited & continued):


                                                                                                  Net
                                                       Shares               Cost               Assets
                                                       ------               ----               ------
  Prime Money Fund II:                             10,327,805     $   10,325,583          $10,327,805
  U.S. Government Securities II:                    1,258,117         13,323,670           13,310,874
  Utility Fund II:                                  1,926,858         23,414,010           26,744,795
 Janus Aspen Series:
  Aggressive Growth Portfolio:                      3,674,363        127,321,795          137,641,654
  Balanced Portfolio:                               5,875,547        124,207,331          142,540,775
  Flexible Income Portfolio:                        1,695,733         20,435,709           19,619,632
  Growth Portfolio:                                 5,518,734        130,495,958          150,440,699
  Worldwide Growth Portfolio:                       9,292,243        252,894,170          311,940,611
 Lexington Emerging Markets Fund:                     213,649          2,137,902            1,510,498
 Lexington Natural Resources Trust Fund:              273,725          3,953,372            3,290,176
 MFS Funds:
  Total Return Series:                              2,723,389         46,294,569           47,005,689
  Worldwide Government Series:                        172,930          1,798,767            1,751,778
 Mitchell Hutchins Funds:
  Growth & Income Portfolio:                           38,178            564,280              553,585
  Small Cap Portfolio:                                  8,080            118,602              109,645
  Tactical Allocation Portfolio:                      237,954          3,817,973            3,709,706
 Oppenheimer Funds:
  Aggressive Growth Fund:                             325,790         17,559,813           18,387,591
  Global Securities Fund:                             285,819          5,983,418            6,973,995
  Growth & Income Fund:                             2,116,913         44,771,506           46,656,772
  Strategic Bond Fund:                              3,642,339         18,195,381           17,665,344
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:              2,205,290        115,198,026          135,978,194
  PPI MFS Research Growth Portfolio:                7,071,446         76,550,619           85,705,930
  PPI MFS Value Equity Portfolio:                     946,341         34,390,234           40,096,450
  PPI Scudder International Growth Portfolio:       1,286,739         24,797,626           25,052,805
  PPI T. Rowe Price Growth Equity Portfolio:        2,011,641         89,436,890          111,243,730
                                                                  --------------     ----------------
NET ASSETS                                                        $4,725,608,428     $5,000,683,941
                                                                  ==============     ================

Variable Annuity Account B
Statement of Assets and Liabilities - September 30, 1999
(Unaudited & continued):


Net assets represented by:
Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)
Aetna Ascent VP:
  Annuity contracts in accumulation ..............................................    $   19,089,664
Aetna Balanced VP:
  Annuity contracts in accumulation ..............................................       168,641,263
  Annuity contracts in payment period ............................................        23,326,955
Aetna Bond VP:
  Annuity contracts in accumulation ..............................................        97,224,002
  Annuity contracts in payment period ............................................         6,203,062
Aetna Crossroads VP:
  Annuity contracts in accumulation ..............................................        23,236,593
  Annuity contracts in payment period ............................................         1,473,642
Aetna Get Fund, Series C:
  Annuity contracts in accumulation ..............................................         6,141,016
Aetna Get Fund, Series D:
  Annuity contracts in accumulation ..............................................       179,365,940
Aetna Get Fund, Series E:
  Annuity contracts in accumulation ..............................................       354,790,618
Aetna Get Fund, Series G:
  Annuity contracts in accumulation ..............................................         5,485,016
Aetna Growth and Income VP:
  Annuity contracts in accumulation ..............................................       896,318,518
  Annuity contracts in payment period ............................................       172,392,832
Aetna Growth VP:
  Annuity contracts in accumulation ..............................................        54,746,562
  Annuity contracts in payment period ............................................         3,296,111
Aetna High Yield VP:
  Annuity contracts in accumulation ..............................................           445,805
Aetna Index Plus Large Cap VP:
  Annuity contracts in accumulation ..............................................       158,805,514
  Annuity contracts in payment period ............................................        31,546,217
Aetna Index Plus Mid Cap VP:
  Annuity contracts in accumulation ..............................................           650,804
Aetna Index Plus Small Cap VP:
  Annuity contracts in accumulation ..............................................           976,283
Aetna International VP:
  Annuity contracts in accumulation ..............................................         3,099,771
  Annuity contracts in payment period ............................................            74,967
Aetna Legacy VP:
  Annuity contracts in accumulation ..............................................        26,971,984
  Annuity contracts in payment period ............................................         2,948,237
Aetna Money Market VP:
  Annuity contracts in accumulation ..............................................       209,524,388
  Annuity contracts in payment period ............................................         1,601,275
Aetna Real Estate Securities VP:
  Annuity contracts in accumulation ..............................................         2,002,608
  Annuity contracts in payment period ............................................            15,149
Aetna Small Company VP:
  Annuity contracts in accumulation ..............................................        19,799,564
  Annuity contracts in payment period ............................................           254,972

Variable Annuity Account B
Statement of Assets and Liabilities - September 30, 1999
(Unaudited & continued):


Aetna Value Opportunity VP:
  Annuity contracts in accumulation ......................    $   15,423,003
AIM V.I. Funds:
 Capital Appreciation Fund:
  Annuity contracts in accumulation ......................         4,886,558
  Annuity contracts in payment period ....................            12,390
 Growth and Income Fund:
  Annuity contracts in accumulation ......................        13,071,706
  Annuity contracts in payment period ....................           679,488
 Growth Fund:
  Annuity contracts in accumulation ......................        11,288,879
  Annuity contracts in payment period ....................            98,159
 Value Fund:
  Annuity contracts in accumulation ......................        24,233,706
  Annuity contracts in payment period ....................           552,479
Alger American Funds:
 Balanced Portfolio:
  Annuity contracts in accumulation ......................         5,565,801
 Income & Growth Portfolio:
  Annuity contracts in accumulation ......................        14,707,774
 Leveraged AllCap Portfolio:
  Annuity contracts in accumulation ......................        18,784,562
American Century Investments:
 Balanced Fund:
  Annuity contracts in accumulation ......................         3,527,686
 International Fund:
  Annuity contracts in accumulation ......................         5,360,742
Calvert Social Balanced Portfolio:
  Annuity contracts in accumulation ......................         2,355,129
Fidelity Investments Variable Insurance Products Funds:
 Equity-Income Portfolio:
  Annuity contracts in accumulation ......................       191,074,587
 Growth Portfolio:
  Annuity contracts in accumulation ......................       168,173,894
 High Income Portfolio:
  Annuity contracts in accumulation ......................        57,013,053
  Annuity contracts in payment period ....................           660,049
 Overseas Portfolio:
  Annuity contracts in accumulation ......................        16,905,349
Fidelity Investments Variable Insurance Products Funds II:
 Asset Manager Portfolio:
  Annuity contracts in accumulation ......................        20,339,005
 Contrafund Portfolio:
  Annuity contracts in accumulation ......................       198,203,134
 Index 500 Portfolio:
  Annuity contracts in accumulation ......................       150,185,695
 Investment Grade Bond Portfolio:
  Annuity contracts in accumulation ......................         4,540,132
Insurance Management Series:
 American Leaders Fund II:
  Annuity contracts in accumulation ......................       123,062,336
  Annuity contracts in payment period ....................            59,487

Variable Annuity Account B
Statement of Assets and Liabilities - September 30, 1999
(Unaudited & continued):


 Equity Income Fund II:
  Annuity contracts in accumulation ...........    $   27,784,751
  Annuity contracts in payment period .........             7,316
 Growth Strategies Fund II:
  Annuity contracts in accumulation ...........        31,968,206
 High Income Bond Fund II:
  Annuity contracts in accumulation ...........        42,838,609
  Annuity contracts in payment period .........            18,719
 International Equity Fund II:
  Annuity contracts in accumulation ...........        18,593,492
 Prime Money Fund II:
  Annuity contracts in accumulation ...........        10,327,805
 U.S. Government Securities II:
  Annuity contracts in accumulation ...........        13,310,874
 Utility Fund II:
  Annuity contracts in accumulation ...........        26,682,924
  Annuity contracts in payment period .........            61,871
Janus Aspen Series:
 Aggressive Growth Portfolio:
  Annuity contracts in accumulation ...........       137,641,654
 Balanced Portfolio:
  Annuity contracts in accumulation ...........       142,540,775
 Flexible Income Portfolio:
  Annuity contracts in accumulation ...........        19,619,632
 Growth Portfolio:
  Annuity contracts in accumulation ...........       144,785,433
  Annuity contracts in payment period .........         5,655,266
 Worldwide Growth Portfolio:
  Annuity contracts in accumulation ...........       304,883,846
  Annuity contracts in payment period .........         7,056,765
Lexington Emerging Markets Fund:
  Annuity contracts in accumulation ...........         1,510,498
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation ...........         3,290,176
MFS Funds:
 Total Return Series:
  Annuity contracts in accumulation ...........        47,005,689
 Worldwide Government Series:
  Annuity contracts in accumulation ...........         1,751,778
Mitchell Hutchins Funds:
 Growth & Income Portfolio:
  Annuity contracts in accumulation ...........           553,585
 Small Cap Portfolio:
  Annuity contracts in accumulation ...........           109,645
 Tactical Allocation Portfolio:
  Annuity contracts in accumulation ...........         3,709,706
Oppenheimer Funds:
 Aggressive Growth Fund:
  Annuity contracts in accumulation ...........        18,308,622
  Annuity contracts in payment period .........            78,969
 Global Securities Fund:
  Annuity contracts in accumulation ...........         6,973,995

Variable Annuity Account B
Statement of Assets and Liabilities - September 30, 1999
(Unaudited & continued):


 Growth & Income Fund:
  Annuity contracts in accumulation ...........    $   46,549,709
  Annuity contracts in payment period .........           107,063
 Strategic Bond Fund:
  Annuity contracts in accumulation ...........        17,311,934
  Annuity contracts in payment period .........           353,410
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
  Annuity contracts in accumulation ...........       134,890,446
  Annuity contracts in payment period .........         1,087,748
 PPI MFS Research Growth Portfolio:
  Annuity contracts in accumulation ...........        85,705,930
 PPI MFS Value Equity Portfolio:
  Annuity contracts in accumulation ...........        38,797,379
  Annuity contracts in payment period .........         1,299,071
 PPI Scudder International Growth Portfolio:
  Annuity contracts in accumulation ...........        24,984,617
  Annuity contracts in payment period .........            68,188
 PPI T. Rowe Price Growth Equity Portfolio:
  Annuity contracts in accumulation ...........       110,564,336
  Annuity contracts in payment period .........           679,394
                                                   --------------
                                                   $5,000,683,941
                                                   ==============



See Notes to Financial Statements

Variable Annuity Account B
Statements of Operations and Changes in Net Assets (Unaudited)


                                                                                Period Ended September 30,
                                                                                 1999                1998
                                                                            --------------      --------------
                                                                               Unaudited           Unaudited
                                                                            --------------      --------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends .............................................................    $  155,201,149      $  134,568,725
Expenses: (Notes 2 and 5)
 Valuation period deductions ...........................................       (41,961,833)        (31,107,243)
                                                                            --------------      --------------
Net investment income ..................................................       113,239,316         103,461,482
                                                                            --------------      --------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ...................................................     1,425,865,744       1,014,289,382
 Cost of investments sold ..............................................     1,253,493,572         917,072,592
                                                                            --------------      --------------
  Net realized gain ....................................................       172,372,172          97,216,790
                                                                            --------------      --------------
Net unrealized gain on investments: (Note 5)
 Beginning of year .....................................................       349,806,583         255,524,506
 End of year ...........................................................       275,075,513           7,328,915
                                                                            --------------      --------------
  Net change in unrealized gain ........................................       (74,731,070)       (248,195,591)
                                                                            --------------      --------------
Net realized and unrealized gain on investments ........................        97,641,102        (150,978,801)
                                                                            --------------      --------------
Net increase in net assets resulting from operations ...................       210,880,418         (47,517,319)
                                                                            --------------      --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ............................       511,046,261         377,613,292
Transfers from the Company for mortality guarantee adjustments .........         2,163,712          (1,054,765)
Transfers from the Company's fixed account options .....................       552,681,882         163,143,563
Transfer to the Company's other variable annuity accounts ..............           644,115                   0
Redemptions by contract holders ........................................      (212,182,494)       (121,371,506)
Annuity payments .......................................................       (21,900,510)        (16,969,457)
Other ..................................................................           782,135           1,671,199
                                                                            --------------      --------------
 Net increase in net assets from unit transactions (Note 5) ............       833,235,101         403,032,325
                                                                            --------------      --------------
Change in net assets ...................................................     1,044,115,519         355,515,006
NET ASSETS:
Beginning of year ......................................................     3,956,568,422       2,922,442,857
                                                                            --------------      --------------
End of year ............................................................    $5,000,683,941      $3,277,957,863
                                                                            ==============      ==============



See Notes to Financial Statements

Variable Annuity Account B
Condensed Financial Information - Period Ended September 30, 1999 (Unaudited)


                                               Value
                                              Per Unit           Increase (Decrease)                 Units
                                       ---------------------        in Value of                   Outstanding      Reserves
                                       Beginning     End of         Accumulation                    at End         at End
                                       of Period     Period             Unit                       of Period      of Period
---------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Non-Qualified V                        $  15.855   $  16.203            2.19%                       105,868.3   $ 1,715,411
Non-Qualified V (0.75)                    16.082      16.497            2.58%                       142,353.2     2,348,465
Non-Qualified VII                         15.769      16.096            2.07%                       780,051.3    12,555,683
Non-Qualified VIII                        14.012      14.319            2.19%                       145,663.0     2,085,745
Non-Qualified IX                          15.786      16.103            2.01%                         1,406.2        22,645
Non-Qualified X                           15.942      16.335            2.47%                        21,775.7       355,710
Non-Qualified XII                          9.180       9.881            7.64%     (2)                   607.7         6,005
---------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP:
Non-Qualified V                           21.929      22.438            2.32%                     2,434,340.1    54,621,131
Non-Qualified V (0.75)                    22.244      22.845            2.70%                     1,616,249.7    36,923,459
Non-Qualified VI                          18.445      18.881            2.36%                        38,237.3       721,957
Non-Qualified VII                         21.507      21.979            2.19%                     2,314,925.6    50,880,306
Non-Qualified VIII                        15.212      15.564            2.31%                       452,934.2     7,049,657
Non-Qualified IX                          21.834      22.299            2.13%                        30,357.9       676,955
Non-Qualified X                           22.015      22.568            2.51%                       405,218.8     9,145,013
Non-Qualified XI                          18.517      18.991            2.56%                         5,338.1       101,373
Non-Qualified XII                         10.548      10.842            2.79%     (2)                 5,563.3        60,317
Non-Qualified XIII                        10.337      10.600            2.54%                       324,905.0     3,443,976
Non-Qualified XIV                         10.323      10.562            2.32%                       267,913.6     2,829,614
Non-Qualified XV                          10.316      10.542            2.19%                       207,494.0     2,187,505
Annuity contracts in payment period                                                                              23,326,955
---------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Non-Qualified V                           14.270      14.096           (1.22%)                    1,044,979.9    14,729,783
Non-Qualified V (0.75)                    14.475      14.352           (0.85%)                    1,646,331.0    23,627,831
Non-Qualified VI                          13.041      12.888           (1.17%)                       50,105.9       645,757
Non-Qualified VII                         13.998      13.811           (1.34%)                    2,323,112.6    32,083,646
Non-Qualified VIII                        11.910      11.764           (1.23%)                      493,519.8     5,805,624
Non-Qualified IX                          14.208      14.009           (1.40%)                       21,951.8       307,515
Non-Qualified X                           14.304      14.145           (1.11%)                      395,510.6     5,594,436
Non-Qualified XI                          13.072      12.933           (1.06%)                        4,286.3        55,433
Non-Qualified XIII                        10.319      10.215           (1.01%)                      542,358.2     5,540,292
Non-Qualified XIV                         10.305      10.178           (1.23%)                      634,008.9     6,453,116
Non-Qualified XV                          10.298      10.160           (1.34%)                      234,312.5     2,380,569
Annuity contracts in payment period                                                                               6,203,062
---------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Non-Qualified V                           15.095      15.255            1.06%                       125,170.2     1,909,427
Non-Qualified V (0.75)                    15.312      15.532            1.44%                       133,222.6     2,069,165
Non-Qualified VII                         15.013      15.154            0.94%                     1,018,690.9    15,436,890
Non-Qualified VIII                        13.588      13.730            1.05%                       264,763.7     3,635,319
Non-Qualified IX                          15.030      15.160            0.86%                           469.9         7,124
Non-Qualified X                           15.179      15.379            1.32%                         9,945.5       152,950
Non-Qualified XVII                        15.521      15.284           (1.53%)    (8)                 1,682.7        25,718
Annuity contracts in payment period                                                                               1,473,642
---------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Non-Qualified V                           15.904      16.674            4.84%                        51,635.5       860,978
Non-Qualified V (0.75)                    16.087      16.929            5.23%                       302,940.9     5,128,519
Non-Qualified IX                          15.835      16.571            4.65%                         9,143.5       151,519
---------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Non-Qualified V                           10.062       9.939           (1.22%)                    2,392,888.7    23,782,382
Non-Qualified V (0.75)                    10.073       9.988           (0.84%)                    2,033,884.6    20,313,431
Non-Qualified VII                         10.058       9.923           (1.34%)                    5,978,792.1    59,326,879
Non-Qualified VIII                        10.067       9.952           (1.14%)                    2,685,430.2    26,724,392
Non-Qualified IX                          10.066       9.915           (1.50%)    (1)                   309.5         3,068
Non-Qualified X                           10.062       9.939           (1.22%)                      183,152.7     1,820,313
Non-Qualified XII                          9.997       9.983           (0.14%)    (2)                 3,713.7        37,072

Variable Annuity Account B
Condensed Financial Information - Period Ended September 30, 1999
(Unaudited & continued):


                                                Value
                                              Per Unit          Increase (Decrease)                  Units
                                       -----------------------      in Value of                   Outstanding      Reserves
                                        Beginning     End of        Accumulation                    at End          at End
                                        of Period     Period            Unit                       of Period       of Period
-----------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D (continued):
Non-Qualified XIII                      $  10.072   $  9.971           (1.00%)                     2,017,376.2   $ 20,115,733
Non-Qualified XIV                          10.066      9.943           (1.22%)                     1,978,824.2     19,674,707
Non-Qualified XV                           10.063      9.928           (1.34%)                       762,260.0      7,567,963
-----------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:
Non-Qualified V                            10.001      9.852           (1.49%)    (5)              1,958,516.2     19,295,689
Non-Qualified V (0.75)                     10.015      9.867           (1.48%)    (5)                222,060.4      2,190,992
Non-Qualified VII                          10.012      9.847           (1.65%)    (5)              4,111,440.1     40,487,645
Non-Qualified VIII                         10.012      9.851           (1.61%)    (5)                609,808.6      6,007,808
Non-Qualified X                            10.013      9.858           (1.55%)    (5)                149,637.7      1,475,099
Non-Qualified XIII                         10.012      9.860           (1.52%)    (5)             10,356,971.0    102,127,233
Non-Qualified XIV                          10.012      9.851           (1.61%)    (5)              9,739,164.7     95,949,822
Non-Qualified XV                           10.012      9.847           (1.65%)    (5)              8,860,707.4     87,256,330
Aetna Get Fund, Series G:
Non-Qualified V                             9.999     10.013            0.14%     (8)                  5,910.1         59,176
Non-Qualified V (0.75)                     10.006     10.016            0.10%     (8)                 94,325.5        944,725
Non-Qualified VII                           9.998     10.012            0.14%     (8)                 84,177.0        842,762
Non-Qualified VIII                         10.003     10.013            0.10%     (8)                 76,100.1        761,964
Non-Qualified XIII                          9.998     10.014            0.16%     (8)                 91,005.8        911,369
Non-Qualified XIV                           9.998     10.013            0.15%     (8)                146,529.6      1,467,149
Non-Qualified XV                            9.998     10.012            0.14%     (8)                 49,728.5        497,871
-----------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Non-Qualified 1964                        267.347    276.651            3.48%                            958.7        265,217
Non-Qualified V                            24.907     25.774            3.48%                      7,481,438.1    192,826,376
Non-Qualified V (0.75)                     25.265     26.242            3.87%                     12,166,636.2    319,274,566
Non-Qualified VI                           23.322     24.145            3.53%                      1,717,145.2     41,460,484
Non-Qualified VII                          24.839     25.673            3.36%                      7,861,715.4    201,835,045
Non-Qualified VIII                         16.604     17.181            3.48%                      1,388,748.5     23,860,411
Non-Qualified IX                           24.800     25.615            3.29%                        138,166.7      3,539,116
Non-Qualified X                            25.005     25.924            3.68%                      3,376,564.3     87,532,878
Non-Qualified XI                           23.414     24.285            3.72%                         43,335.7      1,052,418
Non-Qualified XII                          10.246     10.591            3.37%     (2)                 20,336.6        215,380
Non-Qualified XIII                          9.886     10.252            3.70%                        979,134.3     10,038,497
Non-Qualified XIV                           9.872     10.215            3.47%                      1,072,390.0     10,954,884
Non-Qualified XV                            9.866     10.197            3.35%                        331,130.4      3,376,493
Non-Qualified XVII                        263.583    254.381           (3.49%)    (8)                    341.0         86,753
Annuity contracts in payment period                                                                               172,392,832
-----------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Non-Qualified V                            17.912     19.424            8.44%                        177,340.4      3,444,645
Non-Qualified V (0.75)                     18.067     19.666            8.85%                        639,405.2     12,574,510
Non-Qualified VII                          17.862     19.347            8.31%                      1,055,206.1     20,415,258
Non-Qualified VIII                         17.909     19.420            8.44%                        414,015.4      8,040,283
Non-Qualified IX                           17.834     19.304            8.24%                          5,386.7        103,985
Non-Qualified XII                          11.536     12.266            6.33%     (2)                  2,789.4         34,216
Non-Qualified XIII                         10.489     11.399            8.68%                        383,863.2      4,375,832
Non-Qualified XIV                          10.475     11.358            8.43%                        417,649.6      4,743,783
Non-Qualified XV                           10.468     11.338            8.31%                         85,881.6        973,700
Non-Qualified XVII                         15.198     14.749           (2.95%)    (8)                  2,735.8         40,350
Annuity contracts in payment period                                                                                 3,296,111
-----------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Non-Qualified V                             9.212      9.396            2.00%                          2,550.9         23,970
Non-Qualified V (0.75)                      9.244      9.464            2.38%                         43,958.7        416,036
Non-Qualified IX                            9.677      9.363           (3.24%)    (3)                    619.4          5,799
-----------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Non-Qualified V                            18.772     19.738            5.15%                        346,758.3      6,844,180

Variable Annuity Account B
Condensed Financial Information - Period Ended September 30, 1999
(Unaudited & continued):

                                                     Value
                                                    Per Unit
                                             ---------------------
                                             Beginning     End of
                                             of Period     Period
------------------------------------------------------------------
Aetna Index Plus Large Cap VP (continued):
Non-Qualified V (0.75)                       $  18.989   $  20.040
Non-Qualified VII                               18.704      19.642
Non-Qualified VIII                              18.449      19.397
Non-Qualified IX                                18.691      19.616
Non-Qualified XII                               11.411      11.701
Non-Qualified XIII                              10.716      11.292
Non-Qualified XIV                               10.702      11.251
Non-Qualified XV                                10.694      11.231
Annuity contracts in payment period
------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Non-Qualified V                                 10.891      10.459
Non-Qualified V (0.75)                          10.928      10.535
Non-Qualified IX                                10.872      10.422
------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Non-Qualified V                                  8.815       8.698
Non-Qualified V (0.75)                           8.846       8.761
Non-Qualified IX                                 8.800       8.667
------------------------------------------------------------------
Aetna International VP:
Non-Qualified V                                  9.765      11.149
Non-Qualified V (0.75)                           9.798      11.230
Non-Qualified VII                                9.754      11.124
Non-Qualified VIII                               9.764      11.148
Non-Qualified XIII                               9.149      10.470
Non-Qualified XIV                                9.137      10.432
Non-Qualified XV                                 9.131      10.413
Annuity contracts in payment period
------------------------------------------------------------------
Aetna Legacy VP:
Non-Qualified V                                 14.064      14.206
Non-Qualified V (0.75)                          14.266      14.464
Non-Qualified VII                               13.989      14.114
Non-Qualified VIII                              13.037      13.168
Non-Qualified IX                                14.003      14.118
Non-Qualified XII                                9.846      10.220
Annuity contracts in payment period
------------------------------------------------------------------
Aetna Money Market VP:
Non-Qualified V                                 12.425      12.755
Non-Qualified V (0.75)                          12.604      12.986
Non-Qualified VI                                12.132      12.459
Non-Qualified VII                               12.322      12.634
Non-Qualified VIII                              11.141      11.436
Non-Qualified IX                                12.372      12.676
Non-Qualified X                                 12.425      12.755
Non-Qualified XI                                12.132      12.459
Non-Qualified XIII                              10.199      10.493
Non-Qualified XIV                               10.186      10.455
Non-Qualified XV                                10.179      10.436
Annuity contracts in payment period
------------------------------------------------------------------
Aetna Real Estate Securities VP:
Non-Qualified V                                  8.873       8.638
Non-Qualified V (0.75)                           8.903       8.700
Non-Qualified VII                                8.863       8.618
Non-Qualified VIII                               8.872       8.637
Non-Qualified XIII                               8.903       8.686
Non-Qualified XIV                                8.891       8.655



                                              Increase (Decrease)                  Units
                                                  in Value of                   Outstanding      Reserves
                                                  Accumulation                    at End          at End
                                                      Unit                       of Period       of Period
----------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP (continued):
Non-Qualified V (0.75)                               5.53%                       1,515,183.2   $ 30,364,504
Non-Qualified VII                                    5.01%                       2,787,531.9     54,752,198
Non-Qualified VIII                                   5.14%                         878,274.7     17,035,925
Non-Qualified IX                                     4.95%                          31,010.8        608,301
Non-Qualified XII                                    2.54%    (2)                   13,285.6        155,455
Non-Qualified XIII                                   5.38%                       1,711,164.7     19,322,467
Non-Qualified XIV                                    5.13%                       1,964,214.5     22,099,811
Non-Qualified XV                                     5.02%                         678,728.1      7,622,673
Annuity contracts in payment period                                                              31,546,217
-----------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Non-Qualified V                                     (3.97%)                          5,227.3         54,673
Non-Qualified V (0.75)                              (3.60%)                         55,267.5        582,229
Non-Qualified IX                                    (4.14%)                          1,333.9         13,902
-----------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Non-Qualified V                                     (1.33%)                         13,828.7        120,280
Non-Qualified V (0.75)                              (0.96%)                         96,725.6        847,379
Non-Qualified IX                                    (1.51%)                            995.0          8,624
-----------------------------------------------------------------------------------------------------------
Aetna International VP:
Non-Qualified V                                     14.17%                           8,065.7         89,928
Non-Qualified V (0.75)                              14.62%                          52,318.7        587,531
Non-Qualified VII                                   14.05%                          73,601.4        818,729
Non-Qualified VIII                                  14.17%                          30,451.7        339,482
Non-Qualified XIII                                  14.44%                          47,359.9        495,858
Non-Qualified XIV                                   14.17%                          54,932.5        573,066
Non-Qualified XV                                    14.04%                          18,743.1        195,177
Annuity contracts in payment period                                                                  74,967
-----------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Non-Qualified V                                      1.01%                         119,989.6      1,704,556
Non-Qualified V (0.75)                               1.39%                          76,705.3      1,109,455
Non-Qualified VII                                    0.89%                       1,284,581.3     18,129,989
Non-Qualified VIII                                   1.00%                         454,222.5      5,981,023
Non-Qualified IX                                     0.82%                           1,200.7         16,951
Non-Qualified XII                                    3.80%    (2)                    2,936.4         30,010
Annuity contracts in payment period                                                               2,948,237
-----------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Non-Qualified V                                      2.66%                       1,123,239.5     14,326,692
Non-Qualified V (0.75)                               3.03%                       2,546,831.0     33,074,344
Non-Qualified VI                                     2.70%                          59,575.1        742,271
Non-Qualified VII                                    2.53%                       8,208,373.6    103,701,177
Non-Qualified VIII                                   2.65%                       1,383,599.6     15,822,834
Non-Qualified IX                                     2.46%                          20,630.3        261,510
Non-Qualified X                                      2.66%                         548,790.2      6,999,708
Non-Qualified XI                                     2.70%                           3,247.1         40,457
Non-Qualified XIII                                   2.88%                       1,723,253.0     18,081,943
Non-Qualified XIV                                    2.64%                       1,048,453.2     10,961,555
Non-Qualified XV                                     2.52%                         528,161.6      5,511,897
Annuity contracts in payment period                                                               1,601,275
-----------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Non-Qualified V                                     (2.65%)                          6,375.4         55,070
Non-Qualified V (0.75)                              (2.28%)                         52,262.5        454,694
Non-Qualified VII                                   (2.76%)                         63,873.0        550,456
Non-Qualified VIII                                  (2.65%)                         29,711.7        256,616
Non-Qualified XIII                                  (2.44%)                         42,964.5        373,200
Non-Qualified XIV                                   (2.65%)                         30,453.5        263,570

Variable Annuity Account B
Condensed Financial Information - Period Ended September 30, 1999
(Unaudited & continued):


                                                       Value
                                                     Per Unit
                                               --------------------
                                               Beginning    End of
                                               of Period    Period
                                               ---------   --------
Aetna Real Estate Securities VP (continued):
Non-Qualified XV                               $  8.885    $  8.639
Annuity contracts in payment period
-------------------------------------------------------------------
Aetna Small Company VP:
Non-Qualified V                                  13.633      14.188
Non-Qualified V (0.75)                           13.751      14.365
Non-Qualified VII                                13.595      14.132
Non-Qualified VIII                               13.631      14.186
Non-Qualified IX                                 13.574      14.101
Non-Qualified XII                                 8.741       9.937
Non-Qualified XIII                                9.357       9.760
Non-Qualified XIV                                 9.345       9.725
Non-Qualified XV                                  9.338       9.707
Annuity contracts in payment period
-------------------------------------------------------------------
Aetna Value Opportunity VP:
Non-Qualified V                                  16.030      16.400
Non-Qualified V (0.75)                           16.169      16.604
Non-Qualified VII                                15.985      16.335
Non-Qualified VIII                               16.028      16.397
Non-Qualified IX                                 15.960      16.299
Non-Qualified XII                                10.626      11.256
-------------------------------------------------------------------
AIM V.I. Funds:
Capital Appreciation Fund:
Non-Qualified V                                  10.008      10.161
Non-Qualified V (0.75)                            9.979      10.183
Non-Qualified XIII                               10.245      10.834
Non-Qualified XIV                                10.231      10.795
Non-Qualified XV                                 10.224      10.776
Annuity contracts in payment period
-------------------------------------------------------------------
Growth and Income Fund:
Non-Qualified V                                   9.568       9.532
Non-Qualified V (0.75)                           10.215       9.553
Non-Qualified XIII                               10.663      11.528
Non-Qualified XIV                                10.649      11.486
Non-Qualified XV                                 10.641      11.465
Non-Qualified XVII                               10.030       9.832
Annuity contracts in payment period
-------------------------------------------------------------------
Growth Fund:
Non-Qualified V                                   9.663       9.880
Non-Qualified V (0.75)                            9.722       9.902
Non-Qualified XIII                               10.779      11.811
Non-Qualified XIV                                10.764      11.768
Non-Qualified XV                                 10.757      11.747
Annuity contracts in payment period
-------------------------------------------------------------------
Value Fund:
Non-Qualified V (0.75)                            9.764       9.824
Non-Qualified XIII                               10.616      11.628
Non-Qualified XIV                                10.601      11.586
Non-Qualified XV                                 10.594      11.565
Non-Qualified XVII                               10.093      10.050
Annuity contracts in payment period
-------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:
Non-Qualified VII                                20.946      23.169
-------------------------------------------------------------------



                                               Increase (Decrease)                 Units
                                                   in Value of                  Outstanding      Reserves
                                                   Accumulation                    at End         at End
                                                       Unit                      of Period       of Period
-----------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP (continued):
Non-Qualified XV                                      (2.77%)                        5,672.1   $     49,002
Annuity contracts in payment period                                                                  15,149
-----------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Non-Qualified V                                        4.07%                        20,356.1        288,820
Non-Qualified V (0.75)                                 4.47%                       163,111.2      2,343,141
Non-Qualified VII                                      3.95%                       748,264.8     10,574,667
Non-Qualified VIII                                     4.07%                       275,621.2      3,909,871
Non-Qualified IX                                       3.88%                         1,627.2         22,944
Non-Qualified XII                                     13.68%    (2)                 16,822.3        167,159
Non-Qualified XIII                                     4.31%                       132,877.2      1,296,900
Non-Qualified XIV                                      4.07%                        90,305.7        878,209
Non-Qualified XV                                       3.95%                        32,744.0        317,853
Annuity contracts in payment period                                                                 254,972
-----------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Non-Qualified V                                        2.31%                        21,219.0        347,994
Non-Qualified V (0.75)                                 2.69%                        76,246.6      1,266,034
Non-Qualified VII                                      2.19%                       665,920.1     10,877,998
Non-Qualified VIII                                     2.30%                       172,407.2      2,826,957
Non-Qualified IX                                       2.12%                           241.2          3,932
Non-Qualified XII                                      5.93%    (2)                  8,892.0        100,088
-----------------------------------------------------------------------------------------------------------
AIM V.I. Funds:
Capital Appreciation Fund:
Non-Qualified V                                        1.53%    (5)                  2,656.4         26,991
Non-Qualified V (0.75)                                 2.04%    (7)                     13.5            137
Non-Qualified XIII                                     5.75%                       129,569.0      1,403,785
Non-Qualified XIV                                      5.51%                       217,487.6      2,347,803
Non-Qualified XV                                       5.40%                       102,810.9      1,107,842
Annuity contracts in payment period                                                                  12,390
-----------------------------------------------------------------------------------------------------------
Growth and Income Fund:
Non-Qualified V                                       (0.38%)   (5)                  4,198.7         40,022
Non-Qualified V (0.75)                                (6.48%)   (6)                  9,149.7         87,409
Non-Qualified XIII                                     8.11%                       247,509.0      2,853,256
Non-Qualified XIV                                      7.86%                       699,720.8      8,037,172
Non-Qualified XV                                       7.74%                       179,081.6      2,053,247
Non-Qualified XVII                                    (1.97%)   (8)                     61.0            600
Annuity contracts in payment period                                                                 679,488
-----------------------------------------------------------------------------------------------------------
Growth Fund:
Non-Qualified V                                        2.25%    (5)                  1,561.8         15,431
Non-Qualified V (0.75)                                 1.85%    (7)                 28,946.6        286,625
Non-Qualified XIII                                     9.57%                       230,794.8      2,725,920
Non-Qualified XIV                                      9.33%                       560,274.3      6,593,509
Non-Qualified XV                                       9.20%                       141,941.7      1,667,394
Annuity contracts in payment period                                                                  98,159
-----------------------------------------------------------------------------------------------------------
Value Fund:
Non-Qualified V (0.75)                                 0.61%    (4)                 55,587.3        546,117
Non-Qualified XIII                                     9.53%                       628,650.8      7,310,240
Non-Qualified XIV                                      9.29%                     1,091,275.6     12,644,026
Non-Qualified XV                                       9.17%                       322,712.8      3,732,320
Non-Qualified XVII                                    (0.43%)   (8)                     99.8          1,003
Annuity contracts in payment period                                                                 552,479
-----------------------------------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:
Non-Qualified VII                                     10.61%                       240,221.9      5,565,801
-----------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Condensed Financial Information - Period Ended September 30, 1999
(Unaudited & continued):


                                               Value
                                              Per Unit          Increase (Decrease)                 Units
                                       ---------------------      in Value of                  Outstanding      Reserves
                                       Beginning     End of         Accumulation                    at End         at End
                                       of Period     Period             Unit                      of Period       of Period
----------------------------------------------------------------------------------------------------------------------------
Income & Growth Portfolio:
Non-Qualified VII                      $  22.064   $  22.874            3.67%                       642,985.0   $ 14,707,774
----------------------------------------------------------------------------------------------------------------------------
Leveraged AllCap Portfolio:
Non-Qualified VII                         24.881      31.278           25.71%                       600,452.5     18,780,705
Non-Qualified VIII                        18.206      22.913           25.85%                           168.3          3,857
----------------------------------------------------------------------------------------------------------------------------
American Century Investments:
Balanced Fund:
Non-Qualified VII                         17.479      17.642            0.93%                       199,954.3      3,527,686
----------------------------------------------------------------------------------------------------------------------------
International Fund:
Non-Qualified VII                         16.139      17.751            9.99%                       301,829.7      5,357,797
Non-Qualified VIII                        14.599      16.075           10.11%                           183.2          2,945
----------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Non-Qualified V                           20.415      20.660            1.20%                         8,053.0        166,376
Non-Qualified V (0.75)                    20.708      21.035            1.58%                        38,014.7        799,649
Non-Qualified VII                         11.437      11.561            1.08%                        62,028.8        717,111
Non-Qualified VIII                        11.456      11.593            1.20%                        57,965.3        671,993
----------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Funds:
Equity-Income Portfolio:
Non-Qualified V                           17.400      17.738            1.94%                       249,298.4      4,421,935
Non-Qualified V (0.75)                    17.650      18.060            2.32%                       558,862.2     10,092,807
Non-Qualified VII                         20.872      21.252            1.82%                     6,475,769.6    137,619,908
Non-Qualified VIII                        14.942      15.231            1.93%                     1,043,594.8     15,894,903
Non-Qualified IX                          17.325      17.628            1.75%                         8,741.1        154,089
Non-Qualified X                           17.400      17.738            1.94%                        11,369.5        201,667
Non-Qualified XII                         10.184      10.328            1.41%     (2)                   411.8          4,253
Non-Qualified XIII                         9.911      10.125            2.16%                       557,396.2      5,643,815
Non-Qualified XIV                          9.897      10.089            1.94%                     1,334,010.8     13,458,493
Non-Qualified XV                           9.891      10.070            1.81%                       354,772.9      3,572,718
Non-Qualified XVII                        19.484      18.645           (4.31%)    (8)                   536.3          9,999
----------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Non-Qualified V                           19.155      21.114           10.23%                       476,662.6     10,064,359
Non-Qualified V (0.75)                    19.430      21.498           10.64%                       871,383.3     18,732,577
Non-Qualified VII                         26.348      29.009           10.10%                     4,227,919.3    122,648,041
Non-Qualified VIII                        17.420      19.201           10.22%                       808,025.8     15,514,936
Non-Qualified IX                          19.072      20.984           10.03%                        24,777.4        519,926
Non-Qualified X                           19.155      21.114           10.23%                        28,741.7        606,858
Non-Qualified XII                         12.390      12.999            4.92%     (2)                 2,420.3         31,461
Non-Qualified XIII                        10.265      10.265            0.00%     (8)                 1,925.8         19,769
Non-Qualified XIV                         10.231      10.256            0.24%     (8)                 1,346.9         13,814
Non-Qualified XVII                        22.058      21.396           (3.00%)    (8)                 1,035.3         22,153
----------------------------------------------------------------------------------------------------------------------------
High Income Portfolio:
Non-Qualified VII                         13.168      13.556            2.95%                     2,847,803.7     38,605,902
Non-Qualified VIII                        11.798      12.160            3.07%                       626,959.0      7,624,071
Non-Qualified XIII                         8.949       9.244            3.30%                       400,176.5      3,699,270
Non-Qualified XIV                          8.936       9.211            3.08%                       564,033.0      5,195,126
Non-Qualified XV                           8.930       9.194            2.96%                       205,426.4      1,888,684
Annuity contracts in payment period                                                                                  660,049
----------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Non-Qualified V                           13.786      15.611           13.24%                        36,045.2        562,703
Non-Qualified V (0.75)                    13.984      15.894           13.66%                       181,192.4      2,879,954
Non-Qualified VII                         15.210      17.203           13.10%                       733,998.2     12,627,034
Non-Qualified VIII                        12.879      14.583           13.23%                        55,943.2        815,795
Non-Qualified IX                          13.727      15.515           13.03%                         1,280.3         19,863
----------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Condensed Financial Information - Period Ended September 30, 1999
(Unaudited & continued):


                                               Value
                                              Per Unit          Increase (Decrease)                 Units
                                      ------------------------      in Value of                  Outstanding      Reserves
                                       Beginning     End of         Accumulation                    at End         at End
                                       of Period     Period             Unit                      of Period       of Period
----------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Funds II:
Asset Manager Portfolio:
Non-Qualified VII                      $  17.786   $  17.970            1.03%                       980,548.5   $ 17,620,739
Non-Qualified VIII                        14.783      14.953            1.15%                       181,783.5      2,718,266
----------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Non-Qualified V                           19.735      20.701            4.89%                       454,251.9      9,403,514
Non-Qualified V (0.75)                    20.018      21.077            5.29%                       860,746.2     18,141,866
Non-Qualified VII                         21.872      22.916            4.77%                     5,481,361.6    125,611,155
Non-Qualified VIII                        17.492      18.348            4.89%                       808,941.9     14,842,064
Non-Qualified IX                          19.649      20.573            4.70%                        21,617.4        444,740
Non-Qualified X                           19.735      20.701            4.89%                        13,266.9        274,640
Non-Qualified XII                         11.460      11.773            2.73%    (2)                  4,606.1         54,225
Non-Qualified XIII                        10.535      11.076            5.14%                       911,513.1     10,095,512
Non-Qualified XIV                         10.521      11.036            4.89%                     1,267,633.1     13,989,020
Non-Qualified XV                          10.514      11.016            4.77%                       475,849.6      5,241,733
Non-Qualified XVII                        23.549      23.269           (1.19%)   (8)                  4,498.1        104,665
----------------------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:
Non-Qualified VII                         22.727      23.609            3.88%                     5,454,687.1    128,778,878
Non-Qualified VIII                        18.925      19.682            4.00%                     1,087,608.9     21,406,817
----------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:
Non-Qualified VII                         12.446      12.196           (2.01%)                      371,993.2      4,536,781
Non-Qualified VIII                        11.918      11.881           (0.31%)   (2)                    282.1          3,351
----------------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
American Leaders Fund II:
Non-Qualified VII                         23.528      23.379           (0.63%)                    5,256,960.6    122,902,197
Non-Qualified VIII                        16.869      16.781           (0.52%)                        9,542.9        160,139
Annuity contracts in payment period                                                                                   59,487
----------------------------------------------------------------------------------------------------------------------------
Equity Income Fund II:
Non-Qualified VII                         14.013      14.399            2.75%                     1,929,660.8     27,784,751
Annuity contracts in payment period                                                                                    7,316
----------------------------------------------------------------------------------------------------------------------------
Growth Strategies Fund II:
Non-Qualified VII                         18.269      21.934           20.06%                     1,457,475.6     31,968,206
----------------------------------------------------------------------------------------------------------------------------
High Income Bond Fund II:
Non-Qualified VII                         14.910      14.784           (0.85%)                    2,897,343.8     42,834,838
Non-Qualified VIII                        12.629      12.537           (0.73%)                          300.8          3,771
Annuity contracts in payment period                                                                                   18,719
----------------------------------------------------------------------------------------------------------------------------
International Equity Fund II:
Non-Qualified VII                         14.719      17.000           15.50%                     1,093,610.3     18,591,447
Non-Qualified VIII                        13.523      15.637           15.63%                           130.8          2,045
----------------------------------------------------------------------------------------------------------------------------
Prime Money Fund II:
Non-Qualified VII                         11.503      11.762            2.25%                       878,073.6     10,327,805
----------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:
Non-Qualified VII                         12.614      12.430           (1.46%)                    1,070,856.3     13,310,874
----------------------------------------------------------------------------------------------------------------------------
Utility Fund II:
Non-Qualified VII                         18.663      18.165           (2.67%)                    1,468,850.7     26,681,912
Non-Qualified VIII                        15.472      15.076           (2.56%)                           67.1          1,012
Annuity contracts in payment period                                                                                   61,871
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Non-Qualified V                           20.433      28.635           40.14%                       683,134.8     19,561,747
Non-Qualified V (0.75)                    20.726      29.155           40.67%                       795,073.7     23,180,537
Non-Qualified VII                         20.410      28.569           39.98%                     2,152,290.6     61,489,206
Non-Qualified VIII                        14.162      19.847           40.14%                       415,054.5      8,237,433
Non-Qualified IX                          20.345      28.459           39.88%                        26,134.4        743,747

Variable Annuity Account B
Condensed Financial Information - Period Ended September 30, 1999
(Unaudited & continued):


                                                   Value
                                                  Per Unit          Increase (Decrease)                 Units
                                          ------------------------      in Value of                  Outstanding      Reserves
                                           Beginning     End of         Accumulation                    at End         at End
                                           of Period     Period             Unit                      of Period       of Period
--------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio (continued):
Non-Qualified X                            $  20.433   $  28.635           40.14%                        28,013.3   $    802,169
Non-Qualified XII                             12.588      16.406           30.33%   (2)                   8,204.6        134,603
Non-Qualified XIII                            11.042      15.509           40.45%                       631,424.9      9,792,851
Non-Qualified XIV                             11.027      15.453           40.14%                       637,463.6      9,850,822
Non-Qualified XV                              11.020      15.425           39.97%                       243,523.1      3,756,380
Non-Qualified XVII                            32.641      33.780            3.49%   (8)                   2,728.2         92,159
--------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Non-Qualified V                               19.880      21.461            7.95%                       521,207.8     11,185,529
Non-Qual4ified V (0.75)                        20.165      21.850            8.36%                       521,606.6     11,397,296
Non-Qualified VII                             22.101      23.830            7.82%                     2,675,287.1     63,751,815
Non-Qualified VIII                            17.569      18.965            7.95%                       792,698.3     15,033,734
Non-Qualified IX                              19.794      21.328            7.75%                         5,644.9        120,395
Non-Qualified X                               19.880      21.461            7.95%                        11,429.8        245,292
Non-Qualified XII                             12.137      12.472            2.76%   (2)                     379.3          4,730
Non-Qualified XIII                            10.945      11.841            8.19%                     1,260,293.8     14,923,351
Non-Qualified XIV                             10.930      11.798            7.94%                     1,615,844.9     19,064,403
Non-Qualified XV                              10.923      11.777            7.82%                       572,021.9      6,736,717
Non-Qualified XVII                            21.430      21.503            0.34%   (8)                   3,604.8         77,513
--------------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Non-Qualified V                               15.509      15.280           (1.48%)                       78,672.9      1,202,136
Non-Qualified V (0.75)                        15.731      15.558           (1.10%)                      168,535.8      2,622,036
Non-Qualified VII                             15.405      15.160           (1.59%)                      817,412.2     12,392,128
Non-Qualified VIII                            12.873      12.683           (1.48%)                      259,212.6      3,287,602
Non-Qualified IX                              15.442      15.186           (1.66%)                        3,260.1         49,507
Non-Qualified X                               15.509      15.280           (1.48%)                        3,876.4         59,232
Non-Qualified XII                             10.355      10.204           (1.46%)  (2)                     685.1          6,991
--------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Non-Qualified V                               20.651      23.843           15.46%                       372,143.6      8,872,911
Non-Qualified V (0.75)                        20.948      24.275           15.88%                       558,910.8     13,567,820
Non-Qualified VII                             24.532      28.289           15.31%                     2,444,628.8     69,156,188
Non-Qualified VIII                            17.461      20.158           15.45%                       492,318.4      9,924,394
Non-Qualified IX                              20.562      23.696           15.24%                         9,699.1        229,826
Non-Qualified X                               20.651      23.843           15.46%                        25,445.6        606,692
Non-Qualified XII                             12.040      13.230            9.88%   (2)                   2,356.4         31,176
Non-Qualified XIII                            10.938      12.656           15.71%                     1,208,270.6     15,291,643
Non-Qualified XIV                             10.923      12.610           15.44%                     1,686,220.9     21,263,439
Non-Qualified XV                              10.915      12.587           15.32%                       461,934.8      5,814,498
Non-Qualified XVII                            25.578      26.017            1.72%   (8)                   1,031.8         26,846
Annuity contracts in payment period                                                                                    5,655,266
--------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Non-Qualified V                               21.320      24.420           14.54%                       875,130.1     21,370,243
Non-Qualified V (0.75)                        21.626      24.863           14.97%                     1,399,423.6     34,793,380
Non-Qualified VII                             24.039      27.501           14.40%                     6,846,022.3    188,270,499
Non-Qualified VIII                            17.358      19.880           14.53%                     1,166,947.3     23,199,242
Non-Qualified IX                              21.228      24.269           14.33%                        29,441.0        714,496
Non-Qualified X                               21.320      24.420           14.54%                        45,402.3      1,108,701
Non-Qualified XII                             10.532      11.703           11.12%   (2)                  11,954.5        139,904
Non-Qualified XIII                             9.576      10.993           14.80%                     1,297,387.1     14,261,814
Non-Qualified XIV                              9.563      10.953           14.54%                     1,489,511.1     16,314,687
Non-Qualified XV                               9.557      10.933           14.40%                       426,308.7      4,660,916
Non-Qualified XVII                            26.861      27.263            1.50%   (8)                   1,832.7         49,964
Annuity contracts in payment period                                                                                    7,056,765
--------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Non-Qualified VII                              6.068       7.555           24.51%                       199,946.2      1,510,498
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Condensed Financial Information - Period Ended September 30, 1999
(Unaudited & continued):


                                               Value
                                              Per Unit          Increase (Decrease)                 Units
                                      ------------------------      in Value of                  Outstanding      Reserves
                                       Beginning     End of         Accumulation                    at End         at End
                                       of Period     Period             Unit                      of Period      of Period
---------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Non-Qualified V                        $  11.030   $  11.979            8.60%                        59,392.6   $   711,478
Non-Qualified V (0.75)                    11.189      12.197            9.01%                        69,729.7       850,488
Non-Qualified VII                         10.932      11.858            8.47%                       143,775.5     1,704,932
Non-Qualified IX                          10.982      11.905            8.40%                           191.3         2,277
Non-Qualified X                           11.030      11.979            8.60%                         1,753.1        21,001
---------------------------------------------------------------------------------------------------------------------------
MFS Funds:
Total Return Series:
Non-Qualified VII                         14.432      14.315           (0.81%)                    2,100,161.1    30,063,643
Non-Qualified VIII                        14.491      14.389           (0.70%)                      486,698.9     7,003,331
Non-Qualified XIII                        10.171      10.123           (0.47%)                      231,064.2     2,338,965
Non-Qualified XIV                         10.157      10.086           (0.70%)                      536,005.6     5,406,150
Non-Qualified XV                          10.150      10.068           (0.81%)                      217,884.9     2,193,600
---------------------------------------------------------------------------------------------------------------------------
Worldwide Government Series:
Non-Qualified VII                         10.860      10.582           (2.56%)                      146,292.6     1,547,996
Non-Qualified VIII                        10.904      10.637           (2.45%)                       19,158.5       203,782
---------------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Funds:
Growth & Income Portfolio:
Non-Qualified XIII                         9.816       9.743           (0.74%)   (4)                 10,140.8        98,802
Non-Qualified XIV                         10.189       9.730           (4.50%)   (4)                 45,384.7       441,596
Non-Qualified XV                          10.056       9.724           (3.30%)   (4)                  1,356.2        13,187
---------------------------------------------------------------------------------------------------------------------------
Small Cap Portfolio:
Non-Qualified XIV                         11.067      10.190           (7.92%)   (6)                 10,760.4       109,645
---------------------------------------------------------------------------------------------------------------------------
Tactical Allocation Portfolio:
Non-Qualified XIII                         9.451       9.441           (0.11%)   (4)                 73,280.2       691,816
Non-Qualified XIV                          9.852       9.428           (4.30%)   (4)                292,310.7     2,755,925
Non-Qualified XV                           9.567       9.422           (1.52%)   (5)                 27,804.3       261,965
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund:
Non-Qualified VII                         13.520      16.843           24.58%                       671,314.6    11,306,960
Non-Qualified VIII                        13.556      16.907           24.72%                       269,201.7     4,551,297
Non-Qualified XIII                         9.362      11.703           25.01%                        65,848.4       770,636
Non-Qualified XIV                          9.350      11.661           24.72%                        97,940.2     1,142,072
Non-Qualified XV                           9.343      11.640           24.59%                        46,191.3       537,657
Annuity contracts in payment period                                                                                  78,969
---------------------------------------------------------------------------------------------------------------------------
Global Securities Fund:
Non-Qualified V                           10.018      11.488           14.67%                         7,097.3        81,533
Non-Qualified V (0.75)                    10.053      11.571           15.10%                        28,156.2       325,790
Non-Qualified VII                         12.982      14.869           14.54%                       359,010.9     5,338,010
Non-Qualified VIII                        13.016      14.925           14.67%                        82,230.8     1,227,279
Non-Qualified IX                          10.001      11.447           14.46%                           120.8         1,383
---------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund:
Non-Qualified VII                         13.199      14.224            7.77%                     1,928,640.6    27,433,489
Non-Qualified VIII                        13.234      14.278            7.89%                       677,723.4     9,676,546
Non-Qualified XIII                         9.080       9.818            8.13%                       243,319.3     2,388,988
Non-Qualified XIV                          9.067       9.783            7.90%                       544,526.3     5,327,020
Non-Qualified XV                           9.061       9.765            7.77%                       176,512.8     1,723,666
Annuity contracts in payment period                                                                                 107,063
---------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund:
Non-Qualified V                            9.895       9.836           (0.60%)                        5,340.4        52,530
Non-Qualified V (0.75)                     9.929       9.907           (0.22%)                        3,294.5        32,640
Non-Qualified VII                         10.921      10.843           (0.71%)                      820,652.7     8,898,727
Non-Qualified VIII                        10.950      10.884           (0.60%)                      299,609.5     3,261,092
Non-Qualified IX                           9.878       9.801           (0.78%)                          114.5         1,122

Variable Annuity Account B
Condensed Financial Information - Period Ended September 30, 1999
(Unaudited & continued):


                                                     Value
                                                   Per Unit
                                              --------------------
                                              Beginning     End of
                                              of Period     Period
------------------------------------------------------------------
Strategic Bond Fund (continued):
Non-Qualified XIII                            $  9.823    $  9.787
Non-Qualified XIV                                9.810       9.751
Non-Qualified XV                                 9.803       9.734
Annuity contracts in payment period
------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Non-Qualified V                                 19.489      21.686
Non-Qualified V (0.75)                          19.769      22.080
Non-Qualified VII                               18.803      20.898
Non-Qualified VIII                              12.761      14.198
Non-Qualified IX                                19.405      21.552
Non-Qualified X                                 19.489      21.686
Non-Qualified XII                               10.087      12.091
Non-Qualified XIII                              10.371      11.565
Non-Qualified XIV                               10.357      11.523
Non-Qualified XV                                10.350      11.502
Non-Qualified XVII                              21.207      21.445
Annuity contracts in payment period
------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Non-Qualified V                                 15.481      15.600
Non-Qualified V (0.75)                          15.703      15.883
Non-Qualified VI                                13.080      13.186
Non-Qualified VII                               15.331      15.430
Non-Qualified VIII                              10.532      10.612
Non-Qualified IX                                15.414      15.503
Non-Qualified X                                 15.481      15.600
Non-Qualified XIII                              10.113      10.213
Non-Qualified XIV                               10.099      10.176
Non-Qualified XV                                10.092      10.157
Non-Qualified XVII                              15.059      14.643
------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Non-Qualified V                                 26.713      30.462
Non-Qualified V (0.75)                          27.097      31.015
Non-Qualified VII                               12.686      14.449
Non-Qualified VIII                              12.708      14.490
Non-Qualified IX                                26.598      30.274
Non-Qualified X                                 26.713      30.462
Non-Qualified XII                               10.883      12.195
Non-Qualified XIII                              10.193      11.650
Non-Qualified XIV                               10.180      11.607
Non-Qualified XV                                10.173      11.586
Non-Qualified XVII                              33.592      33.464
Annuity contracts in payment period
------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Non-Qualified V                                 21.057      25.241
Non-Qualified V (0.75)                          21.359      25.700
Non-Qualified VII                               11.640      13.936
Non-Qualified VIII                              11.659      13.975
Non-Qualified IX                                20.966      25.086
Non-Qualified X                                 21.057      25.241
Non-Qualified XII                               10.107      11.894
Non-Qualified XIII                               9.248      11.111
Non-Qualified XIV                                9.236      11.070
Non-Qualified XV                                 9.229      11.050



                                              Increase (Decrease)             Units
                                                  in Value of              Outstanding     Reserves
                                                  Accumulation                at End        at End
                                                      Unit                  of Period      of Period
----------------------------------------------------------------------------------------------------
Strategic Bond Fund (continued):
Non-Qualified XIII                                   (0.37%)                 188,666.8   $ 1,846,450
Non-Qualified XIV                                    (0.60%)                 250,480.5     2,442,546
Non-Qualified XV                                     (0.70%)                  79,807.6       776,827
Annuity contracts in payment period                                                          353,410
----------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Non-Qualified V                                      11.27%                  500,980.8    10,864,194
Non-Qualified V (0.75)                               11.69%                  523,368.5    11,555,826
Non-Qualified VII                                    11.14%                4,605,873.7    96,251,681
Non-Qualified VIII                                   11.26%                  553,437.9     7,857,659
Non-Qualified IX                                     11.06%                   12,288.9       264,850
Non-Qualified X                                      11.27%                   11,181.1       242,473
Non-Qualified XII                                    19.87%    (2)             9,560.9       115,605
Non-Qualified XIII                                   11.51%                  269,648.5     3,118,502
Non-Qualified XIV                                    11.26%                  274,544.5     3,163,659
Non-Qualified XV                                     11.13%                  125,570.4     1,444,362
Non-Qualified XVII                                    1.12%    (8)               542.6        11,635
Annuity contracts in payment period                                                        1,087,748
----------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Non-Qualified V                                       0.77%                  432,225.2     6,742,503
Non-Qualified V (0.75)                                1.15%                  392,276.1     6,230,502
Non-Qualified VI                                      0.81%                    8,196.9       108,083
Non-Qualified VII                                     0.65%                3,724,585.7    57,469,688
Non-Qualified VIII                                    0.76%                  596,033.5     6,325,291
Non-Qualified IX                                      0.58%                   21,349.5       330,984
Non-Qualified X                                       0.77%                  132,727.5     2,070,485
Non-Qualified XIII                                    0.99%                  171,373.5     1,750,179
Non-Qualified XIV                                     0.76%                  340,379.1     3,463,614
Non-Qualified XV                                      0.64%                  119,578.6     1,214,595
Non-Qualified XVII                                   (2.76%)   (8)                 0.4             6
----------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Non-Qualified V                                      14.03%                  275,788.3     8,401,135
Non-Qualified V (0.75)                               14.46%                  215,081.9     6,670,846
Non-Qualified VII                                    13.90%                  936,202.0    13,527,593
Non-Qualified VIII                                   14.02%                  275,229.5     3,988,111
Non-Qualified IX                                     13.82%                    3,041.0        92,064
Non-Qualified X                                      14.03%                    9,468.5       288,431
Non-Qualified XII                                    12.06%    (2)               116.5         1,420
Non-Qualified XIII                                   14.29%                  142,384.4     1,658,709
Non-Qualified XIV                                    14.02%                  279,582.2     3,245,235
Non-Qualified XV                                     13.89%                   75,343.6       872,960
Non-Qualified XVII                                   (0.38%)   (8)             1,520.3        50,875
Annuity contracts in payment period                                                        1,299,071
----------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Non-Qualified V                                      19.87%                  308,220.6     7,779,907
Non-Qualified V (0.75)                               20.32%                  336,304.6     8,642,876
Non-Qualified VII                                    19.73%                  165,635.9     2,308,339
Non-Qualified VIII                                   19.86%                   80,322.8     1,122,501
Non-Qualified IX                                     19.65%                    5,395.0       135,335
Non-Qualified X                                      19.87%                    4,515.1       113,967
Non-Qualified XII                                    17.68%    (2)               220.7         2,625
Non-Qualified XIII                                   20.14%                  233,214.0     2,591,151
Non-Qualified XIV                                    19.86%                  124,223.8     1,375,218
Non-Qualified XV                                     19.73%                   82,591.1       912,667

Variable Annuity Account B
Condensed Financial Information - Period Ended September 30, 1999
(Unaudited & continued):


                                                     Value
                                                    Per Unit
                                             ---------------------
                                             Beginning     End of
                                             of Period     Period
------------------------------------------------------------------
PPI Scudder International Growth Portfolio (continued):
Non-Qualified XVII                           $ 25.111    $  24.974
Annuity contracts in payment period
------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Non-Qualified V                                18.146       18.426
Non-Qualified V (0.75)                         18.407       18.760
Non-Qualified VII                              23.078       23.406
Non-Qualified VIII                             16.682       16.937
Non-Qualified IX                               18.068       18.312
Non-Qualified X                                18.146       18.426
Non-Qualified XII                              10.925       11.123
Non-Qualified XVII                             21.843       21.256
Annuity contracts in payment period
------------------------------------------------------------------



                                             Increase (Decrease)                 Units
                                                 in Value of                  Outstanding      Reserves
                                                 Accumulation                    at End         at End
                                                     Unit                      of Period       of Period
---------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio (continued):
Non-Qualified XVII                                  (0.55%)   (8)                      1.2   $         31
Annuity contracts in payment period                                                                68,188
---------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Non-Qualified V                                      1.54%                       200,915.8      3,702,040
Non-Qualified V (0.75)                               1.92%                       330,808.6      6,206,112
Non-Qualified VII                                    1.42%                     4,057,676.5     94,972,176
Non-Qualified VIII                                   1.53%                       316,236.4      5,356,231
Non-Qualified IX                                     1.35%                        10,995.6        201,352
Non-Qualified X                                      1.54%                         4,490.9         82,749
Non-Qualified XII                                    1.81%    (2)                    995.7         11,075
Non-Qualified XVII                                  (2.69%)   (8)                  1,533.7         32,601
Annuity contracts in payment period                                                               679,394
---------------------------------------------------------------------------------------------------------


   Non-Qualified 1964   Individual contracts issued from December 1, 1964 to March 14, 1967.

   Non-Qualified V      Group Aetna Plus contracts issued in connection with Deferred Compensation Plans issued since August
                        28, 1992.

   Non-Qualified VI     Certain existing contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).

   Non-Qualified VII    Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual
                        Retirement Annuity contracts issued since May 4, 1994.

   Non-Qualified VIII   Certain individual Retirement Annuity contracts issued since May 1, 1998.

   Non-Qualified IX     Group Aetna Plus contracts issued in connection with Deferred Compensation Plans having contract modifications effective April 7, 1997.

   Non-Qualified X      Group Aetna Plus contracts issued in connection with Deferred Compensation Plans having contract modifications effective May 29, 1997.

   Non-Qualified XI     Certain contracts previously valued under Non-Qualified VI having contract modifications effective May
                        29, 1997.

   Non-Qualified XII    Contracts issued in connection with certain Deferred Compensation Plans having contract modifications effective March 23, 1999.

   Non-Qualified XIII   Certain individual Retirement Annuity contracts issued since October 1, 1998.

   Non-Qualified XIV    Certain individual Retirement Annuity contracts issued since September 1, 1998.

   Non-Qualified XV     Certain individual Retirement Annuity contracts issued since September 1, 1998.

   Non-Qualified XVII   Contracts issued in connection with certain Deferred Compensation Plans having contract modifications effective September 1, 1999.

Notes to Condensed Financial Information

 (1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 1999.

 (2) - Reflects less than a full year of performance activity. Funds were first received in this option during March 1999.

 (3) - Reflects less than a full year of performance activity. Funds were first received in this option during April 1999.

 (4) - Reflects less than a full year of performance activity. Funds were first received in this option during May 1999.

 (5) - Reflects less than a full year of performance activity. Funds were first received in this option during June 1999.

 (6) - Reflects less than a full year of performance activity. Funds were first received in this option during July 1999.

 (7) - Reflects less than a full year of performance activity. Funds were first received in this option during August 1999.

 (8) - Reflects less than a full year of performance activity. Funds were first received in this option during September 1999.


See Notes to Financial Statements

Variable Annuity Account B
Notes to Financial Statements - September 30, 1999 (Unaudited)

1.  Summary of Significant Accounting Policies

   Variable Annuity Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments

   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on September 30, 1999:

   Aetna Ascent VP                                                Fidelity Investments Variable Insurance Products Funds II:
   Aetna Balanced VP                                              o Asset Manager Portfolio
   Aetna Crossroads VP                                            o Index 500 Portfolio
   Aetna GET Fund, Series C                                       o Investment Grade Bond Portfolio
   Aetna GET Fund, Series D                                       Insurance Management Series:
   Aetna GET Fund, Series E                                       o American Leaders Fund II
   Aetna GET Fund, Series G                                       o Equity Income Fund II
   Aetna Growth and Income VP                                     o Growth Strategies Fund II
   Aetna Growth VP                                                o High Income Bond Fund II
   Aetna High Yield VP                                            o International Equity Fund II
   Aetna Index Plus Large Cap VP                                  o Prime Money Fund II
   Aetna Index Plus Mid Cap VP                                    o U.S. Government Securities Fund II
   Aetna Index Plus Small Cap VP                                  o Utility Fund II
   Aetna International VP                                         Janus Aspen Series:
   Aetna Legacy VP                                                o Aggressive Growth Portfolio
   Aetna Money Market VP                                          o Balanced Portfolio
   Aetna Real Estate Securities VP                                o Flexible Income Portfolio
   Aetna Small Company VP                                         o Growth Portfolio
   Aetna Value Opportunity VP                                     o Worldwide Growth Portfolio
   AIM V.I. Funds:                                                Lexington Emerging Markets Fund
   o Capital Appreciation Fund                                    Lexington Natural Resources Trust Fund
   o Growth and Income Fund                                       MFS Funds:
   o Growth Fund                                                  o Total Return Series
   o Value Fund                                                   o Worldwide Government Series
   Alger American Funds:                                          Mitchell Hutchins Funds:
   o Balanced Portfolio                                           o Growth & Income Portfolio
   o Income and Growth Portfolio                                  o Small Cap Portfolio
   o Leveraged AllCap Portfolio                                   o Tactical Allocation Portfolio
   American Century Investments:                                  Oppenheimer Funds:
   o Balanced Fund                                                o Aggressive Growth Fund
   o International Fund                                           o Global Securities Fund
   Calvert Social Balanced Portfolio                              o Growth & Income Fund
   Fidelity Investments Variable Insurance Products Funds:        o Strategic Bond Fund
   o Equity-Income Portfolio                                      Portfolio Partners, Inc. (PPI):
   o Growth Portfolio                                             o PPI MFS Emerging Equities Portfolio
   o High Income Portfolio                                        o PPI MFS Research Growth Portfolio
   o Overseas Portfolio                                           o PPI MFS Value Equity Portfolio
                                                                  o PPI Scudder International Growth Portfolio
                                                                  o PPI T. Rowe Price Growth Equity Portfolio

Variable Annuity Account B
Notes to Financial Statements - September 30, 1999 (Unaudited & continued):

   b. Other

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. Annuity Reserves

   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3. Dividend Income

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) in the Statements of Operations and Changes in Net Assets.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended September 30, 1999 and September 30, 1998 aggregated $2,372,340,161 and $1,425,865,744; $1,520,783,191 and
   $1,014,289,382, respectively.

Variable Annuity Account B
Notes to Financial Statements - September 30, 1999 (Unaudited)

5. Supplemental Information to Statements of Operations and Changes in
   Net Assets

-------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1998
                                                        Valuation        Proceeds        Cost of           Net
                                                          Period           from        Investments       Realized
                                         Dividends      Deductions        Sales            Sold        Gain (Loss)
-------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP: (1)                       $206,291       ($236,064)     $4,551,003      $3,797,853        $753,150
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP: (2)                   26,353,787      (1,556,330)     12,393,538       9,733,997       2,659,541
Annuity contracts in accumulation
Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------
Aetna Bond VP: (3)                        1,663,769        (637,338)     32,245,202      30,992,510       1,252,692
Annuity contracts in accumulation
Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP: (4)                    114,539        (261,200)      1,903,460       1,680,880         222,580
Annuity contracts in accumulation
Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:                 4,889,366        (243,727)      1,699,470       1,099,314         600,156
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:                 1,037,487         (96,765)      2,545,936       1,801,902         744,034
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP: (5)          21,698,016      (8,832,711)     78,225,231      61,199,366      17,025,865
Annuity contracts in accumulation
Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------
Aetna Growth VP: (6)                              0        (113,104)      8,790,286       8,974,418        (184,132)
Annuity contracts in accumulation
Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP: (7)                        155            (444)         32,755          32,602             153
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP: (8)          294,180        (414,374)     11,054,850       8,784,682       2,270,168
Annuity contracts in accumulation
Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP: (9)                  0            (645)         21,599          24,598          (2,999)
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP: (10)               0            (898)         90,710         116,252         (25,542)
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------
Aetna International VP: (11)                    517          (2,644)      2,133,455       2,172,763         (39,308)
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP: (12)                       119,358        (287,284)      2,074,146       1,885,101         189,045
Annuity contracts in accumulation
Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP: (13)               6,326,910      (1,211,542)    265,982,031     267,031,017      (1,048,986)
Annuity contracts in accumulation
Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                            Net Unrealized                              Net
                                              Gain (Loss)               Net      Increase (Decrease)            Net Assets
                                     ---------------------------     Change in      In Net Assets     ----------------------------
                                       Beginning         End         Unrealized        from Unit       Beginning         End
                                       of Period      of Period     Gain (Loss)     Transactions       of Period       of Period
----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP: (1)                  $1,034,430     ($1,392,719)  ($ 2,427,149)       $4,356,970
Annuity contracts in accumulation                                                                      $20,443,736    $23,096,934
----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP: (2)                21,131,758      (2,508,444)   (23,640,202)       10,459,250
Annuity contracts in accumulation                                                                      150,761,384    161,518,583
Annuity contracts in payment period                                                                     12,080,737     15,599,584
----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP: (3)                       781,718       3,067,358      2,285,640         7,687,623
Annuity contracts in accumulation                                                                       69,236,488     80,265,350
Annuity contracts in payment period                                                                      3,681,984      4,905,508
----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP: (4)                 704,161        (554,047)    (1,258,208)        8,689,733
Annuity contracts in accumulation                                                                       20,250,904     26,752,161
Annuity contracts in payment period                                                                         69,721      1,075,908
----------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:              6,194,743         341,624     (5,853,119)       (1,445,687)
Annuity contracts in accumulation                                                                       20,859,924     18,806,913
----------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:              2,144,550       1,215,395       (929,155)       (2,225,654)
Annuity contracts in accumulation                                                                       10,929,107      9,459,054
----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP: (5)       67,675,837     (16,230,623)   (83,906,460)      (13,597,363)
Annuity contracts in accumulation                                                                      892,006,381    825,936,899
Annuity contracts in payment period                                                                    130,876,769    129,333,598
----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP: (6)                    (945,071)     (1,465,433)      (520,362)       18,561,645
Annuity contracts in accumulation                                                                        3,210,344     20,368,827
Annuity contracts in payment period                                                                          8,566        594,130
----------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP: (7)                       0         (19,552)       (19,552)          238,353
Annuity contracts in accumulation                                                                                0        218,665
----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP: (8)     1,342,384        (836,561)    (2,178,945)       27,698,467
Annuity contracts in accumulation                                                                       28,074,705     55,047,666
Annuity contracts in payment period                                                                        165,083        861,618
----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP: (9)               0         (28,986)       (28,986)          227,383
Annuity contracts in accumulation                                                                                0        194,753
----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP: (10)            0         (62,909)       (62,909)          364,260
Annuity contracts in accumulation                                                                                0        274,911
----------------------------------------------------------------------------------------------------------------------------------
Aetna International VP: (11)                   0         (71,894)       (71,894)          776,710
Annuity contracts in accumulation                                                                                0        663,381
----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP: (12)                    556,022         (65,384)      (621,406)       14,854,168
Annuity contracts in accumulation                                                                       18,710,015     31,552,690
Annuity contracts in payment period                                                                      1,284,593      2,695,799
----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP: (13)            1,429,868       1,377,586        (52,282)       28,426,940
Annuity contracts in accumulation                                                                      124,939,137    157,117,740
Annuity contracts in payment period                                                                              0        262,437
----------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - September 30, 1999 (Unaudited & continued):

5. Supplemental Information to Statements of Operations and
   Changes in Net Assets

------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1998
                                                          Valuation       Proceeds        Cost of         Net
                                                            Period          from        Investments     Realized
                                          Dividends       Deductions        Sales          Sold       Gain (Loss)
------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP: (14)              $0         ($1,905)       $55,944        $63,133       ($7,189)
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP: (15)                   57,812        (126,396)    12,311,355     12,861,955      (550,600)
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP: (16)              105,659        (119,520)     4,951,547      5,057,370      (105,823)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:                           486,973         (62,082)       830,154        668,985       161,169
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Income and Growth Portfolio:                1,467,662        (156,081)     2,174,215      1,433,177       741,038
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Leveraged AllCap Portfolio:                   631,832        (152,406)     3,539,114      2,587,758       951,356
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
American Century Investments:
Balanced Fund:                                593,854         (49,710)       457,471        409,014        48,457
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
International Fund:                           390,912         (66,774)       813,014        629,786       183,228
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:                  0         (10,066)       566,469        479,841        86,628
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance
 Products Fund:
Equity-Income Portfolio:                    8,906,937      (1,584,673)    18,755,004     15,056,132     3,698,872
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                          11,278,163        (994,587)    17,529,097     13,282,505     4,246,592
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
High Income Portfolio:                      4,692,207        (506,129)     8,295,312      8,305,493       (10,181)
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:                         1,031,834        (156,200)    23,106,700     22,442,525       664,175
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance
 Products Fund II:
Asset Manager Portfolio:                    1,595,388        (165,830)     1,682,975      1,544,166       138,809
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:                       6,614,609      (1,264,802)    31,041,889     22,310,801     8,731,088
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:                        3,204,277      (1,064,107)    19,258,700     13,738,289     5,520,411
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:              342,576         (66,916)     1,120,808      1,075,718        45,090
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                Net Unrealized                                Net
                                                  Gain (Loss)                 Net     Increase (Decrease)          Net Assets
                                           --------------------------      Change in     In Net Assets    --------------------------
                                           Beginning           End        Unrealized       from Unit        Beginning        End
                                           of Period        of Period     Gain (Loss)    Transactions       of Period     of Period
------------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP: (14)              $0       ($40,235)      ($40,235)        $768,245
Annuity contracts in accumulation                                                                                 $0       $701,706
Annuity contracts in payment period                                                                                0         17,210
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP: (15)                 (299,676)    (2,594,052)    (2,294,376)      11,567,354
Annuity contracts in accumulation                                                                          6,059,783     14,566,581
Annuity contracts in payment period                                                                           47,346        194,342
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP: (16)             (545,082)    (2,482,950)    (1,937,868)      12,163,993
Annuity contracts in accumulation                                                                          3,912,594     14,019,035
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:                           691,602        735,924         44,322         (725,996)
Annuity contracts in accumulation                                                                          5,656,151      5,560,537
-----------------------------------------------------------------------------------------------------------------------------------
Income and Growth Portfolio:                2,709,055      1,818,838       (890,217)      (1,758,937)
Annuity contracts in accumulation                                                                         14,148,460     13,551,925
-----------------------------------------------------------------------------------------------------------------------------------
Leveraged AllCap Portfolio:                 1,540,243      2,599,504      1,059,261       (3,275,889)
Annuity contracts in accumulation                                                                         14,280,009     13,494,163
-----------------------------------------------------------------------------------------------------------------------------------
American Century Investments:
Balanced Fund:                                462,379         99,005       (363,374)        (387,746)
Annuity contracts in accumulation                                                                          4,643,230      4,484,711
-----------------------------------------------------------------------------------------------------------------------------------
International Fund:                           361,821        (13,272)      (375,093)        (692,491)
Annuity contracts in accumulation                                                                          5,852,955      5,292,737
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:             59,286         (9,084)       (68,370)         625,891
Annuity contracts in accumulation                                                                            971,337      1,605,420
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:                   19,807,673        425,170    (19,382,503)      23,018,773
Annuity contracts in accumulation                                                                        138,709,740    153,367,146
-----------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                          14,584,513      8,639,531     (5,944,982)      18,559,317
Annuity contracts in accumulation                                                                         80,401,549    107,546,052
-----------------------------------------------------------------------------------------------------------------------------------
High Income Portfolio:                      2,722,687     (7,156,686)    (9,879,373)      16,672,722
Annuity contracts in accumulation                                                                         35,217,837     45,911,675
Annuity contracts in payment period                                                                           68,542        343,950
-----------------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:                           460,930     (2,022,067)    (2,482,997)       1,823,133
Annuity contracts in accumulation                                                                         13,004,643     13,884,588
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:                    1,137,702       (593,031)    (1,730,733)       6,491,486
Annuity contracts in accumulation                                                                         11,743,075     18,072,195
-----------------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:                      18,201,832      7,987,945    (10,213,887)      18,240,289
Annuity contracts in accumulation                                                                        107,827,442    129,934,739
-----------------------------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:                       10,882,841      5,011,136     (5,871,705)      30,623,249
Annuity contracts in accumulation                                                                         76,986,772    109,398,897
-----------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:              387,160        485,949         98,789         (734,879)
Annuity contracts in accumulation                                                                          6,578,182      6,262,842
-----------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - September 30, 1999 (Unaudited & continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets

-----------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1998
                                                            Valuation       Proceeds      Cost of         Net
                                                             Period           from      Investments     Realized
                                           Dividends        Deductions        Sales        Sold       Gain (Loss)
-----------------------------------------------------------------------------------------------------------------
Insurance Management Series:
American Leaders Fund II:                  $7,998,351      ($1,339,967)    $8,538,383    $5,132,086    $3,406,297
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------
Equity Income Fund II:                        129,452         (256,618)     1,364,798     1,120,109       244,689
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------
Growth Strategies Fund II:                  1,440,579         (263,718)     1,873,205     1,348,947       524,258
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------
High Income Bond Fund II:                   1,568,969         (560,762)     6,861,817     6,149,874       711,943
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------
International Equity Fund II:                  19,289         (179,817)     1,369,445     1,008,537       360,908
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------
Prime Money Fund II:                          276,356          (79,793)     4,895,051     4,895,051             0
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:           228,386         (140,706)     2,797,329     2,624,699       172,630
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------
Utility Fund II:                            1,743,305         (287,289)     2,000,845     1,472,945       527,900
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:                        0         (398,316)    44,733,118    35,254,854     9,478,264
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------
Balanced Portfolio:                         1,467,064         (439,170)     2,693,097     2,034,927       658,170
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:                    533,749         (128,196)     2,389,425     2,189,793       199,632
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------
Growth Portfolio:                           3,263,715         (492,057)    12,887,405     9,361,140     3,526,265
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:                 7,771,561       (2,033,324)    48,740,455    33,987,079    14,753,376
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:              161,811          (23,241)       627,366       874,547      (247,181)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:       340,539          (50,145)     1,884,545     1,802,841        81,704
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------
MFS Funds:
Total Return Series:                          778,001         (281,268)     1,306,423     1,042,594       263,829
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------
Worldwide Government Series:                   17,379          (16,111)       648,750       656,168        (7,418)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                             Net Unrealized                                  Net
                                              Gain (Loss)                 Net        Increase (Decrease)         Net Assets
                                     -----------------------------     Change in        In Net Assets     --------------------------
                                        Beginning         End          Unrealized         from Unit       Beginning          End
                                        of Period      of Period      Gain (Loss)       Transactions      of Period       of Period
------------------------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
American Leaders Fund II:             $30,111,589    $19,831,020     ($10,280,569)        $  775,998
Annuity contracts in accumulation                                                                       $116,800,911    $117,364,848
Annuity contracts in payment period                                                                           48,751          44,924
------------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund II:                    911,406        143,397         (768,009)         5,730,537
Annuity contracts in accumulation                                                                         19,938,571      25,011,980
Annuity contracts in payment period                                                                                0           6,642
------------------------------------------------------------------------------------------------------------------------------------
Growth Strategies Fund II:              3,558,451       (566,777)      (4,125,228)         1,844,693
Annuity contracts in accumulation                                                                         22,709,106      22,129,690
------------------------------------------------------------------------------------------------------------------------------------
High Income Bond Fund II:               3,763,082      1,413,045       (2,350,037)        (2,374,407)
Annuity contracts in accumulation                                                                         53,212,853      50,208,559
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund II:             938,501      1,686,479          747,978            826,745
Annuity contracts in accumulation                                                                         13,946,028      15,721,131
------------------------------------------------------------------------------------------------------------------------------------
Prime Money Fund II:                            0              0                0          1,158,666
Annuity contracts in accumulation                                                                          7,530,487       8,885,716
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:       513,199      1,061,285          548,086          1,125,210
Annuity contracts in accumulation                                                                         13,196,784      15,130,390
------------------------------------------------------------------------------------------------------------------------------------
Utility Fund II:                        5,801,015      5,363,247         (437,768)           930,363
Annuity contracts in accumulation                                                                         26,302,858      28,772,040
Annuity contracts in payment period                                                                                0           7,329
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:            4,594,517     (5,366,816)      (9,961,333)         2,358,111
Annuity contracts in accumulation                                                                         38,383,925      39,860,651
------------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:                     3,462,858      4,981,527        1,518,669         19,206,491
Annuity contracts in accumulation                                                                         31,145,778      53,557,002
------------------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:                367,565        698,964          331,399          6,915,233
Annuity contracts in accumulation                                                                         10,534,588      18,386,405
------------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                       5,764,208      1,119,591       (4,644,617)         8,447,768
Annuity contracts in accumulation                                                                         40,072,928      49,754,019
Annuity contracts in payment period                                                                          645,899       1,065,882
------------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:            18,210,266      2,753,600      (15,456,666)        37,336,923
Annuity contracts in accumulation                                                                        160,658,096     202,196,827
Annuity contracts in payment period                                                                        1,995,445       2,828,584
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:         (709,548)    (1,506,597)        (797,049)          (558,918)
Annuity contracts in accumulation                                                                          2,833,416       1,368,838
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:   177,872     (1,244,038)      (1,421,910)        (1,601,945)
Annuity contracts in accumulation                                                                          6,930,364       4,278,607
------------------------------------------------------------------------------------------------------------------------------------
MFS Funds:
Total Return Series:                    1,975,149      1,444,825         (530,324)        14,352,049
Annuity contracts in accumulation                                                                       $ 18,973,878    $ 33,556,165
------------------------------------------------------------------------------------------------------------------------------------
Worldwide Government Series:               (5,937)        78,218           84,155            346,862
Annuity contracts in accumulation                                                                          1,324,295       1,749,162
------------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - September 30, 1999 (Unaudited & continued):

5. Supplemental Information to Statements of Operations and
   Changes in Net Assets

---------------------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1998
                                                                   Valuation        Proceeds          Cost of            Net
                                                                    Period           from           Investments       Realized
                                                Dividends         Deductions         Sales             Sold          Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund:                            $152,035         ($ 79,214)      $83,417,119      $83,112,198        $304,921
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Global Securities Fund:                             387,530           (48,568)        4,665,085        4,907,789        (242,704)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund:                             1,054,695          (251,097)        3,121,981        2,841,061         280,920
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund:                                150,955           (71,977)        1,579,626        1,597,178         (17,552)
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:                321,152        (1,118,027)       60,680,819       53,959,293       6,721,526
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:                   18,247          (759,798)       33,279,656       29,992,848       3,286,808
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:                      34,159          (196,523)        5,569,025        5,221,790         347,235
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:          29,626          (122,476)       93,655,297       91,998,294       1,657,003
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:          576,750        (1,045,811)       12,475,877       11,212,047       1,263,830
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B               $134,568,725      ($31,107,243)   $1,014,289,382     $917,072,592     $97,216,790
=================================================================================================================================

 (1) - Effective May 1, 1998, Aetna Ascent Variable Portfolio name changed to Aetna Ascent VP.
 (2) - Effective May 1, 1998, Aetna Investment Advisors Fund name changed to Aetna Balanced Fund VP.
 (3) - Effective May 1, 1998, Aetna Income Shares began doing business under the name Aetna Bond Fund VP.
 (4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio name changed to Aetna Crossroads VP.
 (5) - Effective May 1, 1998, Aetna Variable Fund began doing business under the name Aetna Growth and Income VP.
 (6) - Effective May 1, 1998, Aetna Variable Growth Portfolio name changed to Aetna Growth VP.
 (7) - Effective May 1, 1998, Aetna High Yield Portfolio name changed to Aetna High Yield VP.
 (8) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio name changed to Aetna Index Plus Large Cap VP.
 (9) - Effective May 1, 1998, Aetna Index Plus Mid Cap Portfolio name changed to Aetna Index Plus Mid Cap VP.
(10) - Effective May 1, 1998, Aetna Index Plus Small Cap Portfolio name changed to Aetna Index Plus Small Cap VP.
(11) - Effective May 1, 1998, Aetna International Portfolio name changed to Aetna International VP.
(12) - Effective May 1, 1998, Aetna Legacy Variable Portfolio name changed to Aetna Legacy VP.
(13) - Effective May 1, 1998, Aetna Variable Encore Fund began doing business under the name Aetna Money Market VP.
(14) - Effective May 1, 1998, Aetna Real Estate Securities Portfolio name changed to Aetna Real Estate Securities VP.
(15) - Effective May 1, 1998, Aetna Variable Small Company Portfolio name changed to Aetna Small Company VP.
(16) - Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio name changed to Aetna Value Opportunity VP.

Period Ended September 30, 1998
                                            Net Unrealized                              Net
                                              Gain (Loss)                Net     Increase (Decrease             Net Assets
                                     -----------------------------   Change in     In Net Assets    -------------------------------
                                      Beginning         End         Unrealized       from Unit        Beginning           End
                                      of Period      of Period      Gain (Loss)     Transactions      of Period        of Period
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund:                  $133,786    ($1,597,899)    ($1,731,685)    $6,266,697
Annuity contracts in accumulation                                                                       $3,688,200       $8,600,954
-----------------------------------------------------------------------------------------------------------------------------------
Global Securities Fund:                      (846)      (640,129)       (639,283)     2,806,808
Annuity contracts in accumulation                                                                        2,680,937        4,944,720
-----------------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund:                     465,927     (6,039,592)     (6,505,519)    19,810,294
Annuity contracts in accumulation                                                                       12,688,907       27,078,200
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund:                      (21,173)      (198,216)       (177,043)     7,802,078
Annuity contracts in accumulation                                                                        3,092,701       10,601,485
Annuity contracts in payment period                                                                              0          177,677
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:     (753,832)    (8,129,490)     (7,375,658)     9,589,151
Annuity contracts in accumulation                                                                       94,796,247      102,789,354
Annuity contracts in payment period                                                                        496,447          641,484
-----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:     (1,162,926)    (5,085,450)     (3,922,524)     8,051,033
Annuity contracts in accumulation                                                                       65,867,130       72,540,896
-----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:           220,662       (829,988)     (1,050,650)     8,558,099
Annuity contracts in accumulation                                                                       15,049,606       22,387,937
Annuity contracts in payment period                                                                        378,075          732,064
-----------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth
 Portfolio:                               195,427       (584,371)       (779,798)       (54,103)
Annuity contracts in accumulation                                                                       12,650,163       13,368,015
Annuity contracts in payment period                                                                              0           12,400
-----------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity
 Portfolio:                             1,797,922      2,886,044       1,088,122      5,330,577
Annuity contracts in accumulation                                                                       90,170,258       97,359,558
Annuity contracts in payment period                                                                              0           24,168
-----------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B     $255,524,506     $7,328,915   ($248,195,591)  $403,032,325     $2,922,442,857   $3,277,957,863
===================================================================================================================================

Variable Annuity Account B
Notes to Financial Statements - September 30, 1999 (Unaudited & continued):

5. Supplemental Information to Statements of Operations and Changes in Net
   Assets

--------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1999
                                                          Valuation        Proceeds       Cost of           Net
                                                           Period           from        Investments       Realized
                                          Dividends      Deductions         Sales          Sold         Gain (Loss)
--------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:                            $46,410       ($208,286)     $8,030,236      $7,428,443        $601,793
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP:                       14,573,762      (1,706,673)     25,404,621      20,547,208       4,857,413
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:                            2,318,069        (825,868)     28,265,269      28,177,708          87,561
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:                         32,330        (263,294)      7,120,789       6,407,891         712,898
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:                 7,848,121        (128,073)     19,750,183      23,962,269      (4,212,086)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:                 1,446,424         (55,968)      3,637,085       2,439,999       1,197,086
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:                     5,653      (2,059,537)     15,783,422      15,500,948         282,474
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:                         0        (354,124)        470,845         477,409          (6,564)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series G:                         0          (1,057)              0               0               0
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:              35,932,897      (9,147,224)    199,102,261     175,042,616      24,059,645
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:                                  0        (406,112)     33,998,254      26,648,528       7,349,726
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:                            339          (2,288)         33,600          38,920          (5,320)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:            1,114,421      (1,244,723)     48,781,405      39,472,763       9,308,642
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:                  9,568          (5,365)      3,496,275       3,484,110          12,165
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:                    0          (6,293)        885,433         900,089         (14,656)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------
Aetna International VP:                      33,903         (18,320)      5,232,998       5,031,572         201,426
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:                             30,343        (318,846)      8,268,005       7,631,764         636,241
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            Net Unrealized                                   Net
                                             Gain (Loss)                  Net        Increase (Decrease)          Net Assets
                                      ----------------------------     Change in        In Net Assets     -------------------------
                                      Beginning           End          Unrealized          from Unit       Beginning        End
                                      of Period        of Period       Gain (Loss)       Transactions      of Period     of Period
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:                        ($204,552)       ($191,804)        $12,748       ($6,261,191)
Annuity contracts in accumulation                                                                         $24,898,190   $19,089,664
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP:                     13,657,518          540,621     (13,116,897)       (7,552,438)
Annuity contracts in accumulation                                                                         176,154,146   168,641,263
Annuity contracts in payment period                                                                        18,758,905    23,326,955
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:                           (271,440)      (2,987,812)     (2,716,372)       14,249,729
Annuity contracts in accumulation                                                                          85,100,187    97,224,002
Annuity contracts in payment period                                                                         5,213,758     6,203,062
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:                      455,992          267,854        (188,138)       (5,190,763)
Annuity contracts in accumulation                                                                          28,289,880    23,236,593
Annuity contracts in payment period                                                                         1,317,322     1,473,642
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:               3,285,620                0      (3,285,620)      (19,622,110)
Annuity contracts in accumulation                                                                          19,399,768             0
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:               2,432,614          290,804      (2,141,810)       (3,580,735)
Annuity contracts in accumulation                                                                           9,276,019     6,141,016
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:                 (64,824)        (422,295)       (357,471)       91,587,695
Annuity contracts in accumulation                                                                          89,907,126   179,365,940
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:                       0       (7,684,851)     (7,684,851)      362,836,157
Annuity contracts in accumulation                                                                                   0   354,790,618
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series G:                       0            4,327           4,327         5,481,746
Annuity contracts in accumulation                                                                                   0     5,485,016
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:           (14,386,593)     (24,628,120)    (10,241,527)      (82,676,422)
Annuity contracts in accumulation                                                                         955,586,320   896,318,518
Annuity contracts in payment period                                                                       155,197,661   172,392,832
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:                        4,054,739          300,816      (3,753,923)       25,185,938
Annuity contracts in accumulation                                                                          28,467,187    54,746,562
Annuity contracts in payment period                                                                         1,199,857     3,296,111
-----------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:                      (38,627)         (28,449)         10,178           212,510
Annuity contracts in accumulation                                                                             230,386       445,805
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:          9,544,413        2,369,645      (7,174,768)      101,270,017
Annuity contracts in accumulation                                                                          85,248,495   158,805,514
Annuity contracts in payment period                                                                         1,829,647    31,546,217
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:               25,068          (40,090)        (65,158)          323,849
Annuity contracts in accumulation                                                                             375,745       650,804
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:              8,264           18,112           9,848            17,584
Annuity contracts in accumulation                                                                             969,800       976,283
-----------------------------------------------------------------------------------------------------------------------------------
Aetna International VP:                    (4,447)          80,421          84,868         1,341,928
Annuity contracts in accumulation                                                                           1,528,847     3,099,771
Annuity contracts in payment period                                                                             2,086        74,967
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:                          230,393          214,264         (16,129)       (5,566,136)
Annuity contracts in accumulation                                                                          32,331,905    26,971,984
Annuity contracts in payment period                                                                         2,822,843     2,948,237
-----------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - September 30, 1999 (Unaudited & continued):

5. Supplemental Information to Statements of Operations and
   Changes in Net Assets

------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1999
                                                        Valuation        Proceeds        Cost of          Net
                                                         Period            from        Investments      Realized
                                        Dividends      Deductions         Sales            Sold       Gain (Loss)
------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:                  $7,203,776     ($1,725,409)   $410,753,576    $411,564,981     ($811,405)
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:               475         (13,750)        903,061         948,306       (45,245)
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:                      8,875        (183,245)      7,622,051       7,571,324        50,727
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:                  1,648        (170,735)      5,706,063       4,979,984       726,079
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
AIM V.I. Funds:
Capital Appreciation Fund:                       0         (21,342)      1,423,746       1,306,415       117,331
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------
Growth and Income Fund:                          0         (56,612)        483,113         429,694        53,419
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------
Growth Fund:                                     0         (42,428)        443,238         397,240        45,998
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------
Value Fund:                                      0         (87,042)      1,263,853       1,155,177       108,676
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:                        454,912         (64,487)      1,314,380         900,235       414,145
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Income & Growth Portfolio:                 914,221        (163,498)      1,507,966         867,674       640,292
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Leveraged AllCap Portfolio:              1,249,119        (196,123)      2,582,488       1,250,017     1,332,471
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
American Century Investments:
Balanced Fund:                             683,536         (44,273)      1,292,490       1,264,941        27,549
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
International Fund:                              0         (59,262)      1,036,487         786,741       249,746
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:               0         (19,082)        286,091         263,476        22,615
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Funds:
Equity-Income Portfolio:                 8,367,628      (1,926,422)     19,793,747      14,791,393     5,002,354
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                       16,174,596      (1,605,202)     10,733,754       7,050,367     3,683,387
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------

                                             Net Unrealized                                Net
                                               Gain (Loss)               Net      Increase (Decrease)         Net Assets
                                        ------------------------    Change in       In Net Assets    -----------------------------
                                        Beginning        End        Unrealized        from Unit       Beginning          End
                                        of Period     of Period     Gain (Loss)      Transactions     of Period       of Period
----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:                  $1,434,703    $1,661,998      $227,295        $56,229,026
Annuity contracts in accumulation                                                                    $149,772,871    $209,524,388
Annuity contracts in payment period                                                                       229,509       1,601,275
----------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:           (78,505)      (84,893)       (6,388)         1,101,128
Annuity contracts in accumulation                                                                         965,259       2,002,608
Annuity contracts in payment period                                                                        16,278          15,149
----------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:                  1,188,423     1,989,888       801,465            883,974
Annuity contracts in accumulation                                                                      18,295,242      19,799,564
Annuity contracts in payment period                                                                       197,498         254,972
----------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:              1,733,031     1,603,064      (129,967)        (3,693,234)
Annuity contracts in accumulation                                                                      18,689,212      15,423,003
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Funds:
Capital Appreciation Fund:                  19,720        42,389        22,669          4,481,498
Annuity contracts in accumulation                                                                         298,792       4,886,558
Annuity contracts in payment period                                                                             0          12,390
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund:                     17,765        (2,267)      (20,032)        13,552,861
Annuity contracts in accumulation                                                                         221,558      13,071,706
Annuity contracts in payment period                                                                             0         679,488
----------------------------------------------------------------------------------------------------------------------------------
Growth Fund:                                12,342       198,030       185,688         10,900,920
Annuity contracts in accumulation                                                                         296,860      11,288,879
Annuity contracts in payment period                                                                             0          98,159
----------------------------------------------------------------------------------------------------------------------------------
Value Fund:                                 22,553       (32,404)      (54,957)        24,115,538
Annuity contracts in accumulation                                                                         703,970      24,233,706
Annuity contracts in payment period                                                                             0         552,479
----------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:                      1,582,996     1,406,119      (176,877)        (1,247,510)
Annuity contracts in accumulation                                                                       6,185,618       5,565,801
----------------------------------------------------------------------------------------------------------------------------------
Income & Growth Portfolio:               4,215,812     3,398,634      (817,178)        (1,329,800)
Annuity contracts in accumulation                                                                      15,463,737      14,707,774
----------------------------------------------------------------------------------------------------------------------------------
Leveraged AllCap Portfolio:              6,533,437     8,315,834     1,782,397         (2,355,197)
Annuity contracts in accumulation                                                                      16,971,895      18,784,562
----------------------------------------------------------------------------------------------------------------------------------
American Century Investments:
Balanced Fund:                             487,853      (136,298)     (624,151)        (1,247,273)
Annuity contracts in accumulation                                                                       4,732,298       3,527,686
----------------------------------------------------------------------------------------------------------------------------------
International Fund:                        743,148     1,089,641       346,493           (967,462)
Annuity contracts in accumulation                                                                       5,791,227       5,360,742
----------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:          14,930        33,067        18,137            375,377
Annuity contracts in accumulation                                                                       1,958,082       2,355,129
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Funds:
Equity-Income Portfolio:                22,859,546    13,960,080    (8,899,466)        12,421,772
Annuity contracts in accumulation                                                                     176,108,721     191,074,587
---------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                       33,940,400    30,088,593    (3,851,807)        15,256,152
Annuity contracts in accumulation                                                                     138,516,768     168,173,894
---------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - September 30, 1999 (Unaudited & continued):

5. Supplemental Information to Statements of Operations and
   Changes in Net Assets


------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1999
                                                       Valuation       Proceeds        Cost of           Net
                                                         Period          from        Investments      Realized
                                        Dividends      Deductions        Sales          Sold         Gain (Loss)
------------------------------------------------------------------------------------------------------------------
High Income Portfolio:                  $5,027,115       ($577,948)   $11,344,636    $12,924,691     ($1,580,055)
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:                        639,927        (159,322)    12,949,926     12,117,778         832,148
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Funds II:
Asset Manager Portfolio:                 1,521,294        (217,639)     3,111,680      2,812,744         298,936
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:                    6,677,923      (1,824,783)    29,139,726     18,558,580      10,581,146
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:                     2,351,381      (1,594,858)    43,805,302     29,218,136      14,587,166
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:           278,742         (52,669)     1,111,282      1,056,206          55,076
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
American Leaders Fund II:               13,552,341      (1,458,252)    15,313,888      8,497,218       6,816,670
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------
Equity Income Fund II:                     830,081        (308,957)     3,406,096      2,599,151         806,945
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------
Growth Strategies Fund II:                       0        (324,606)     3,567,842      2,019,688       1,548,154
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
High Income Bond Fund II:                4,081,257        (501,871)     7,797,458      7,325,022         472,436
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------
International Equity Fund II:              503,745        (190,548)     2,412,260      1,587,312         824,948
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Prime Money Fund II:                       291,437         (93,597)     5,563,542      5,563,541               1
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:        733,040        (156,655)     3,495,877      3,280,397         215,480
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Utility Fund II:                         2,100,934        (301,057)     3,846,002      2,740,534       1,105,468
Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:             4,328,088        (871,651)   165,752,691    141,072,978      24,679,713
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:                      1,321,862      (1,063,074)     5,640,597      3,340,687       2,299,910
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:                 740,435        (201,844)     7,664,484      7,459,951         204,533
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                           Net Unrealized                                 Net
                                             Gain (Loss)                  Net      Increase (Decrease)          Net Assets
                                    ----------------------------       Change in      In Net Assets     ---------------------------
                                     Beginning           End          Unrealized       from Unit          Beginning        End
                                     of Period        of Period       Gain (Loss)     Transactions        of Period      of Period
-----------------------------------------------------------------------------------------------------------------------------------
High Income Portfolio:              ($4,425,686)     ($5,883,544)     ($1,457,858)      $6,430,389
Annuity contracts in accumulation                                                                        $49,328,098    $57,013,053
Annuity contracts in payment period                                                                          503,361        660,049
-----------------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:                     669,980        1,489,257          819,277       (3,113,524)
Annuity contracts in accumulation                                                                         17,886,843     16,905,349
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Funds II:
Asset Manager Portfolio:              1,633,427          246,985       (1,386,442)        (291,882)
Annuity contracts in accumulation                                                                         20,414,738     20,339,005
-----------------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:                35,201,475       26,853,902       (8,347,573)      28,142,008
Annuity contracts in accumulation                                                                        162,974,413    198,203,134
-----------------------------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:                 25,538,020       15,662,508       (9,875,512)       2,981,680
Annuity contracts in accumulation                                                                        141,735,838    150,185,695
-----------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:        478,048           92,222         (385,826)      (1,050,832)
Annuity contracts in accumulation                                                                          5,695,641      4,540,132
-----------------------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
American Leaders Fund II:            37,231,660       18,055,424      (19,176,236)     (11,062,702)
Annuity contracts in accumulation                                                                        134,398,144    123,062,336
Annuity contracts in payment period                                                                           51,858         59,487
-----------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund II:                3,973,133        3,477,640         (495,493)      (1,704,545)
Annuity contracts in accumulation                                                                         28,656,460     27,784,751
Annuity contracts in payment period                                                                            7,576          7,316
-----------------------------------------------------------------------------------------------------------------------------------
Growth Strategies Fund II:            5,244,563        9,473,977        4,229,414         (935,271)
Annuity contracts in accumulation                                                                         27,450,515     31,968,206
-----------------------------------------------------------------------------------------------------------------------------------
High Income Bond Fund II:             2,714,767       (1,588,360)      (4,303,127)      (6,779,098)
Annuity contracts in accumulation                                                                         49,887,731     42,838,609
Annuity contracts in payment period                                                                                0         18,719
-----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund II:         3,819,534        5,289,055        1,469,521       (1,535,638)
Annuity contracts in accumulation                                                                         17,521,464     18,593,492
-----------------------------------------------------------------------------------------------------------------------------------
Prime Money Fund II:                      2,223            2,222               (1)       2,062,645
Annuity contracts in accumulation                                                                          8,067,320     10,327,805
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:   1,013,377          (12,796)      (1,026,173)      (2,509,642)
Annuity contracts in accumulation                                                                         16,054,824     13,310,874
-----------------------------------------------------------------------------------------------------------------------------------
Utility Fund II:                      7,053,257        3,330,784       (3,722,473)      (2,775,681)
Annuity contracts in accumulation                                                                         30,329,937     26,682,924
Annuity contracts in payment period                                                                            7,667         61,871
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:          8,106,849       10,319,858        2,213,009       49,923,721
Annuity contracts in accumulation                                                                         57,368,774    137,641,654
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:                  15,241,071       18,333,444        3,092,373       64,661,215
Annuity contracts in accumulation                                                                         72,228,489    142,540,775
-----------------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:              255,193         (816,077)      (1,071,270)        (685,661)
Annuity contracts in accumulation                                                                         20,633,439     19,619,632
-----------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - September 30, 1999 (Unaudited & continued):

5. Supplemental Information to Statements of Operations and
   Changes in Net Assets

-------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1999
                                                            Valuation       Proceeds       Cost of        Net
                                                             Period          from        Investments    Realized
                                             Dividends      Deductions       Sales          Sold       Gain (Loss)
-------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                            $ 792,992     ($1,059,449)   $16,814,385    $10,892,004   $ 5,922,381
Annuity contracts in accumulation
Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:                    538,521      (2,702,160)    53,379,667     35,748,676    17,630,991
Annuity contracts in accumulation
Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                 8,564         (16,249)       343,522        576,745      (233,223)
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:         20,628         (33,274)     1,094,485      1,363,642      (269,157)
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------
MFS Funds:
Total Return Series:                         2,209,450        (446,178)     3,728,379      2,874,499       853,880
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------
Worldwide Government Series:                   103,104         (19,025)       502,685        484,769        17,916
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Funds:
Growth & Income Portfolio:                           3            (835)       132,378        129,906         2,472
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------
Small Cap Portfolio:                                47            (290)           717            745           (28)
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------
Tactical Allocation Portfolio:                   2,048          (5,095)        44,700         42,240         2,460
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund:                              0        (151,447)    20,258,745     16,439,531     3,819,214
Annuity contracts in accumulation
Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------
Global Securities Fund:                        280,254         (67,861)     2,632,103      2,127,855       504,248
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------
Growth & Income Fund:                          454,029        (417,876)     4,447,101      4,135,530       311,571
Annuity contracts in accumulation
Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund:                           786,643        (151,671)     3,062,050      3,224,363      (162,313)
Annuity contracts in accumulation
Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:         1,395,386      (1,307,630)    55,041,220     42,705,173    12,336,047
Annuity contracts in accumulation
Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:             179,933        (884,019)    16,428,041     13,165,899     3,262,142
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:              1,111,624        (306,341)     4,197,852      3,031,118     1,166,734
Annuity contracts in accumulation
Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                          Net Unrealized                                 Net
                                           Gain (Loss)                 Net       Increase (Decrease)             Net Assets
                                    -------------------------       Change in       In Net Assets       --------------------------
                                     Beginning         End          Unrealized        from Unit          Beginning         End
                                     of Period      of Period       Gain (Loss)      Transactions         of Period      of Period
----------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                   $12,281,148   $19,944,742       $7,663,594       $67,477,719
Annuity contracts in accumulation                                                                       $68,058,273   $144,785,433
Annuity contracts in payment period                                                                       1,585,189      5,655,266
----------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:          37,241,442    59,046,441       21,804,999        27,041,398
Annuity contracts in accumulation                                                                       243,902,115    304,883,846
Annuity contracts in payment period                                                                       3,724,747      7,056,765
----------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:     (1,196,659)     (627,404)         569,255          (327,272)
Annuity contracts in accumulation                                                                         1,509,423      1,510,498
----------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust
 Fund:                               (1,266,269)     (663,195)         603,074          (985,988)
Annuity contracts in accumulation                                                                         3,954,893      3,290,176
----------------------------------------------------------------------------------------------------------------------------------
MFS Funds:
Total Return Series:                  3,834,735       711,119       (3,123,616)        9,374,425
Annuity contracts in accumulation                                                                        38,137,728     47,005,689
----------------------------------------------------------------------------------------------------------------------------------
Worldwide Government Series:            102,292       (46,990)        (149,282)         (215,073)
Annuity contracts in accumulation                                                                         2,014,138      1,751,778
----------------------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Funds:
Growth & Income Portfolio:                    0       (10,695)         (10,695)          562,640
Annuity contracts in accumulation                                                                                 0        553,585
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Portfolio:                          0        (8,957)          (8,957)          118,873
Annuity contracts in accumulation                                                                                 0        109,645
----------------------------------------------------------------------------------------------------------------------------------
Tactical Allocation Portfolio:                0      (108,266)        (108,266)        3,818,559
Annuity contracts in accumulation                                                                                 0      3,709,706
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund:               1,243,228       827,779         (415,449)        3,217,550
Annuity contracts in accumulation                                                                        11,917,723     18,308,622
Annuity contracts in payment period                                                                               0         78,969
----------------------------------------------------------------------------------------------------------------------------------
Global Securities Fund:                 786,005       990,578          204,573        (1,600,320)
Annuity contracts in accumulation                                                                         7,653,101      6,973,995
----------------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund:                  (435,824)    1,885,266        2,321,090         8,794,749
Annuity contracts in accumulation                                                                        35,193,209     46,549,709
Annuity contracts in payment period                                                                               0        107,063
----------------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund:                     47,663      (530,037)        (577,700)        4,671,785
Annuity contracts in accumulation                                                                        12,897,019     17,311,934
Annuity contracts in payment period                                                                         201,581        353,410
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio: 19,423,983    20,780,168        1,356,185        (9,874,623)
Annuity contracts in accumulation                                                                       131,150,274    134,890,446
Annuity contracts in payment period                                                                         922,555      1,087,748
----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:   11,016,482     9,155,311       (1,861,171)       (3,601,642)
Annuity contracts in accumulation                                                                        88,610,687     85,705,930
----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:       3,770,053     5,706,216        1,936,163         8,221,741
Annuity contracts in accumulation                                                                        27,062,849     38,797,379
Annuity contracts in payment period                                                                         903,680      1,299,071
----------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - September 30, 1999 (Unaudited & continued):

5. Supplemental Information to Statements of Operations and
   Changes in Net Assets

----------------------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1999
                                                                  Valuation           Proceeds          Cost of            Net
                                                                    Period              from          Investments        Realized
                                                 Dividends        Deductions           Sales             Sold           Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:      $1,024,592         ($157,696)        $29,337,985       $25,911,922      $3,426,063
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:        2,862,703        (1,204,443)         13,089,655         9,744,139       3,345,516
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B               $155,201,149      ($41,961,833)     $1,425,865,744    $1,253,493,572    $172,372,172
===================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1999
                                              Net Unrealized                          Net
                                                Gain (Loss)            Net      Increase (Decrease)             Net Assets
                                       --------------------------  Change in      In Net Assets     --------------------------------
                                        Beginning        End       Unrealized       from Unit         Beginning           End
                                        of Period     of Period    Gain (Loss)     Transactions        of Period        of Period
------------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth
 Portfolio:                                $863,502  $    255,178     ($608,324)     $3,771,914
Annuity contracts in accumulation                                                                      $17,577,310   $   24,984,617
Annuity contracts in payment period                                                                         18,946           68,188
------------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity
 Portfolio:                              24,891,619    21,806,840    (3,084,779)     (9,523,644)
Annuity contracts in accumulation                                                                      118,791,854      110,564,336
Annuity contracts in payment period                                                                         56,523          679,394
------------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B       $349,806,583  $275,075,513  ($74,731,070)   $833,235,101     $3,956,568,422   $5,000,683,941
=========================================================================================================================--=========

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

                  Index to Consolidated Financial Statements


                                                                                  Page
                                                                                  ----
Independent Auditors' Report                                                       F-2

Consolidated Financial Statements:

   Consolidated Statements of Income for the Years Ended December 31, 1998,
     1997 and 1996                                                                 F-3

   Consolidated Balance Sheets as of December 31, 1998 and 1997                    F-4

   Consolidated Statements of Changes in Shareholder's Equity For the Years
     Ended December 31, 1998, 1997 and 1996                                        F-5

   Consolidated Statements of Cash Flows for the Years Ended December 31, 1998,
     1997 and 1996                                                                 F-6

   Notes to Consolidated Financial Statements                                      F-7

                         Independent Auditors' Report



The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:


We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiary as of December 31, 1998 and 1997, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the aforementioned consolidated financial statements present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiary at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.




                                                              /s/ KPMG LLP




Hartford, Connecticut
February 3, 1999

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                       Consolidated Statements of Income
                                   (millions)

                                                             Years Ended December 31,
                                                     ------------------------------------
                                                        1998         1997         1996
                                                     ----------   ----------   ----------
Revenue:
 Premiums                                             $   79.4     $   69.1     $   84.9
 Charges assessed against policyholders                  324.3        262.0        197.0
 Net investment income                                   877.6        878.8        852.6
 Net realized capital gains                               10.4         29.7         17.0
 Other income                                             29.6         38.3         43.6
                                                     ----------   ----------   ----------
  Total revenue                                        1,321.3      1,277.9      1,195.1
                                                     ----------   ----------   ----------
Benefits and expenses:
 Current and future benefits                             714.4        720.4        728.3
 Operating expenses                                      313.2        286.5        275.8
 Amortization of deferred policy acquisition costs       106.7         82.8         28.0
 Severance and facilities charges                           --           --         47.1
                                                     ----------   ----------   ----------
  Total benefits and expenses                          1,134.3      1,089.7      1,079.2
                                                     ----------   ----------   ----------
Income from continuing operations before
  income taxes                                           187.0        188.2        115.9

Income taxes                                              47.4         50.7         30.7
                                                     ----------   ----------   ----------
Income from continuing operations                        139.6        137.5         85.2
Discontinued Operations, net of tax
 Income from operations                                   61.8         67.8         55.9
 Gain on sale                                             59.0           --           --
                                                     ----------   ----------   ----------
Net income                                             $ 260.4      $ 205.3      $ 141.1
                                                     ==========   ==========   ==========

See Notes to Consolidated Financial Statements

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                          Consolidated Balance Sheets
                         (millions, except share data)

                                                                    December 31,    December 31,
                                                                        1998            1997
                                                                    ------------    ------------
                             Assets
Investments:
 Debt securities available for sale, at fair value,
  (amortized cost: $11,570.3 and $12,912.2)                          $12,067.2        $13,463.8
 Equity securities, at fair value,
  Nonredeemable preferred stock (cost: $202.6 and $131.7)                203.3            147.6
  Investment in affiliated mutual funds (cost: $96.8 and$78.1)           100.1             83.0
  Common stock (cost: $1.0 and $0.2)                                       2.0               .6
 Short-term investments                                                   47.9             95.6
 Mortgage loans                                                           12.7             12.8
 Policy loans                                                            292.2            469.6
                                                                    ------------    ------------
    Total investments                                                 12,725.4         14,273.0
Cash and cash equivalents                                                608.4            565.4
Short-term investments under securities loan agreement                   277.3               --
Accrued investment income                                                151.6            163.0
Premiums due and other receivables                                        46.7             51.9
Reinsurance recoverable                                                2,959.8             11.8
Deferred policy acquisition costs                                        864.0          1,654.6
Reinsurance loan to affiliate                                               --            397.2
Deferred tax asset                                                       120.6               --
Other assets                                                              66.6             46.8
Separate accounts assets                                              29,458.4         22,982.7
                                                                    ------------    ------------
    Total assets                                                     $47,278.8        $40,146.4
                                                                    ============    ============
                   Liabilities and Shareholder's Equity
Liabilities:
 Future policy benefits                                              $ 3,815.9        $ 3,763.7
 Unpaid claims and claim expenses                                         18.8             38.0
 Policyholders' funds left with the Company                           11,305.6         11,143.5
                                                                    ------------    ------------
    Total insurance reserve liabilities                               15,140.3         14,945.2
 Payables under securities loan agreement                                277.3               --
 Other liabilities                                                       793.2            312.8
 Income taxes:
  Current                                                                279.8             12.4
  Deferred                                                                  --             72.0
 Separate accounts liabilities                                        29,430.2         22,970.0
                                                                    ------------    ------------
    Total liabilities                                                 45,920.8         38,312.4
                                                                    ------------    ------------
Shareholder's equity:
 Common stock, par value $50 (100,000 shares authorized;
  55,000 shares issued and outstanding)                                    2.8              2.8
 Paid-in capital                                                         427.3            418.0
 Accumulated other comprehensive income                                  104.8             92.9
 Retained earnings                                                       823.1          1,320.3
                                                                    ------------    ------------
    Total shareholder's equity                                         1,358.0          1,834.0
                                                                    ------------    ------------
     Total liabilities and shareholder's equity                      $47,278.8        $40,146.4
                                                                    ============    ============

See Notes to Consolidated Financial Statements

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                          Years Ended December 31,
                                                   --------------------------------------
                                                      1998          1997          1996
                                                   ----------    ----------    ----------
Shareholder's equity, beginning of year             $1,834.0      $1,609.5      $1,583.0

Comprehensive income
 Net income                                            260.4         205.3         141.1
 Other comprehensive income (loss), net of tax:
   Unrealized gains (losses) on securities
    ($18.2 million, $49.9 million and
    $(110.6) million, pretax, respectively)             11.9          32.4         (72.0)
                                                   ----------    ----------    ----------
Total comprehensive income                             272.3         237.7          69.1
                                                   ----------    ----------    ----------
Capital contributions                                    9.3            --          10.4

Other changes                                            1.4           4.1         (49.5)

Common stock dividends                                (759.0)        (17.3)         (3.5)
                                                   ----------    ----------    ----------
Shareholder's equity, end of year                   $1,358.0      $1,834.0      $1,609.5
                                                   ==========    ==========    ==========

See Notes to Consolidated Financial Statements

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     Consolidated Statements of Cash Flows
                                   (millions)

                                                                                    Years Ended December 31,
                                                                           ---------------------------------------
                                                                             1998           1997           1996
                                                                           ---------      ---------      ---------
Cash Flows from Operating Activities:
Net income                                                                 $   260.4      $   205.3      $   141.1
Adjustments to reconcile net income to net cash provided by
 (used for) operating activities:
 Net accretion of discount on investments                                      (29.5)         (66.4)         (68.0)
 Gain on sale of discontinued operations                                       (88.3)            --             --
                                                                           ---------      ---------      ---------
  Cash flows provided by operating activities and net realized capital
   gains before changes in assets and liabilities                              142.6          138.9           73.1
 Net realized capital gains                                                    (11.1)         (36.0)         (19.7)
                                                                           ---------      ---------      ---------
  Cash flows provided by operating activities before changes in assets
   and liabilities                                                             131.5          102.9           53.4
   Changes in assets and liabilities:
    Decrease (increase) in accrued investment income                            11.4           (4.0)          16.5
    (Increase) decrease in premiums due and other receivables                  (16.3)         (33.3)           1.6
    Decrease (increase) in policy loans                                        177.4          (70.3)         (60.7)
    Increase in deferred policy acquisition costs                             (117.3)        (139.3)        (174.0)
    Decrease in reinsurance loan to affiliate                                  397.2          231.1           27.2
    Net increase in universal life account balances                            122.9          157.1          146.6
    Decrease in other insurance reserve liabilities                            (41.8)        (120.3)        (114.9)
    Net (decrease) increase in other liabilities and other assets              (50.8)         (41.7)           3.1
    Increase (decrease) in income taxes                                        100.4          (31.4)         (26.7)
    Other, net                                                                    --             --            1.1
                                                                           ---------      ---------      ---------
    Net cash provided by (used for) operating activities                       714.6           50.8         (126.8)
                                                                           ---------      ---------      ---------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                                         6,790.2        5,311.3        5,182.2
  Equity securities                                                            150.1          103.1          190.5
  Mortgage loans                                                                 0.3            0.2            8.7
  Life business                                                                966.5             --             --
 Investment maturities and collections of:
  Debt securities available for sale                                         1,290.3        1,212.7          885.2
  Short-term investments                                                       129.9           89.3           35.0
 Cost of investment purchases in:
  Debt securities available for sale                                        (6,701.4)      (6,732.8)      (6,534.3)
  Equity securities                                                           (125.7)        (113.3)        (118.1)
  Other investments                                                         (2,725.9)            --             --
 Short-term investments                                                        (81.9)        (149.9)         (54.7)
 Other, net                                                                       --             --          (17.6)
                                                                           ---------      ---------      ---------
    Net cash used for investing activities                                    (307.6)        (279.4)        (423.1)
                                                                           ---------      ---------      ---------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts                     1,571.1        1,621.2        1,579.5
 Withdrawals of investment contracts                                        (1,393.1)      (1,256.3)      (1,146.2)
 Capital contribution to Separate Account                                         --          (25.0)            --
 Return of capital from Separate Account                                         1.7           12.3             --
 Capital contribution from HOLDCO                                                9.3             --           10.4
 Dividends paid to shareholder                                                (553.0)         (17.3)          (3.5)
                                                                           ---------      ---------      ---------
    Net cash (used for) provided by financing activities                      (364.0)         334.9          440.2
                                                                           ---------      ---------      ---------
Net increase (decrease) in cash and cash equivalents                            43.0          106.3         (109.7)
Cash and cash equivalents, beginning of year                                   565.4          459.1          568.8
                                                                           ---------      ---------      ---------
Cash and cash equivalents, end of year                                     $   608.4      $   565.4      $   459.1
                                                                           =========      =========      =========
Supplemental cash flow information:
 Income taxes paid, net                                                    $    48.4      $    119.6     $    85.5
                                                                           =========      ==========      ==========

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements


1. Summary of Significant Accounting Policies


   Aetna Life Insurance and Annuity Company and its wholly owned subsidiary (collectively, the "Company") are providers of financial services in the United States. Prior to the sale of the domestic individual life insurance business on October 1, 1998, the Company had two business segments: financial services and individual life insurance. On October 1, 1998, the Company sold its domestic individual life insurance operations to Lincoln National Corporation ("Lincoln") and accordingly they are now classified as Discontinued Operations. (Refer to note 2)


   Financial services products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, and non-qualified annuity contracts. These contracts may be deferred or immediate ("payout annuities"). Financial services also include investment advisory services and pension plan administrative services.


   Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.


   Basis of Presentation
   ---------------------


   The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiary, Aetna Insurance Company of America. Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc. ("ARS"), whose ultimate parent is Aetna Inc. ("Aetna").


   The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. Certain reclassifications have been made to 1997 and 1996 financial information to conform to the 1998 presentation.


   New Accounting Standards
   ------------------------


   Disclosures about Segments of an Enterprise and Related Information


   As of December 31, 1998, the Company adopted Financial Accounting Standard ("FAS") No. 131, Disclosures about Segments of an Enterprise and Related Information. This statement establishes standards for the reporting of information relating to operating segments. This statement supersedes FAS No. 14, Financial Reporting for Segments of a Business Enterprise, which requires reporting segment information by industry and geographic area (industry approach). Under FAS No. 131, operating segments are defined as components of a company for which separate financial information is available and is used by management to allocate resources and assess performance (management approach). The adoption of this statement did not change the composition or the results of operations of any of the operating segments of the Company, which are consistent with the management approach.

1. Summary of Significant Accounting Policies (continued)


   Accounting for the Costs of Computer Software Developed and Obtained for Internal Use


   On January 1, 1998, the Company adopted Statement of Position ("SOP") 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use, issued by the American Institute of Certified Public Accountants ("AICPA"). This statement requires that certain costs incurred in developing internal use computer software (in process at, and subsequent to the adoption date) be capitalized, and provides guidance for determining whether computer software is considered to be for internal use. The Company amortizes these costs over a period of 3 to 5 years. Previously, the Company expensed the cost of internal-use computer software as incurred. The adoption of this statement resulted in a net after-tax increase to the results of operations of $6.5 million for the year ended December 31, 1998.


   Accounting for Transfers and Servicing of Financial Assets and
   Extinguishments of Liabilities


   In June 1996, the Financial Accounting Standards Board ("FASB") issued FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, that provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. FAS No. 125 was effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending were not effective until January 1, 1998. The adoption of those provisions effective in 1998 did not have a material effect on the Company's financial position or results of operations.


   Future Application of Accounting Standards
   ------------------------------------------


   Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That
     Do Not Transfer Insurance Risk


   In October 1998, the AICPA issued SOP 98-7, Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, which provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. This statement is effective for the Company's financial statements beginning January 1, 2000, with early adoption permitted. The Company is currently evaluating the impact of the adoption of this statement and the potential effect on its financial position and results of operations.


   Accounting for Derivative Instruments and Hedging Activities


   In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This standard requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. This standard is effective for the Company's financial statements beginning January 1, 2000, with early adoption permitted. The Company is currently evaluating the impact of adoption of this statement and the potential effect on its financial position and results of operations.

1. Summary of Significant Accounting Policies (continued)


   Accounting by Insurance and Other Enterprises for Insurance-Related
   Assessments



   In December 1997, the AICPA issued SOP 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, which provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance-related assessments and guidance for measuring the liability. This statement is effective for 1999 financial statements with early adoption permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.


   Use of Estimates
   ----------------


   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.



   Cash and Cash Equivalents
   -------------------------


   Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.


   Investments
   -----------


   Debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available-for-sale investments, other than amounts allocable to experience-rated contractholders, are reflected in shareholder's equity, net of related taxes.


   Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.


   The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

   At December 31, 1998 and 1997, the Company loaned securities (which are reflected as invested assets) with a fair value of approximately $277.3 million and $385.1 million, respectively.


   Purchases and sales of debt and equity securities are recorded on the trade date.


   The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds which have been seeded by the Company, and is carried at fair value.


   Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves. Sales of mortgage loans are recorded on the closing date.


   Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.


   The Company utilizes futures contracts for other than trading purposes in order to hedge interest rate risk (i.e. market risk, refer to Note 4.)


   Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts allocable to experience rated contracts are deducted from capital gains and losses with an offsetting amount reported in future policy benefits. Changes in the fair value of futures contracts allocable to non-experienced-rated contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains or losses on the hedging instrument are reflected in net realized capital gains or losses.


   Included in common stock are warrants which represent the right to purchase specific securities. Upon exercise, the cost of the warrants is added to the basis of the securities purchased.


   Deferred Policy Acquisition Costs
   ---------------------------------


   Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For fixed ordinary life contracts (prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, refer to Note 2), such costs are amortized over expected premium-paying periods (up to 20 years). For universal life (prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, refer to Note 2), and certain annuity contracts,

1. Summary of Significant Accounting Policies (continued)

   such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 50 years for universal life and up to 20 years for certain annuity contracts). Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.


   Insurance Reserve Liabilities
   -----------------------------


   Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Prior to the sale of the domestic individual life insurance business on October 1, 1998, (refer to note 2), reserves for universal life products were equal to cumulative deposits less withdrawals and charges plus credited interest thereon, plus (less) net realized capital gains (losses) (which were reflected through credited interest rates). These reserves also included unrealized capital gains (losses) related to FAS No. 115. As a result of the sale and transfer of assets supporting the business, reserves for universal life products will no longer include net realized capital gains (losses) and unrealized gains (losses) related to FAS No. 115 for the years ended December 31, 1998 and beyond.


   Reserves for immediate annuities with life contingent payouts and traditional life insurance contracts are for immediate annuities with life contingent-payouts and traditional life insurance contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 1.50% to 11.25% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.


   Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.


   Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.00% to 8.10% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.


   Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

1. Summary of Significant Accounting Policies (continued)


   Premiums, Charges Assessed Against Policyholders, Benefits and Expenses
   -----------------------------------------------------------------------


   For universal life (prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, refer to Note 2) and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Life insurance premiums, other than premiums for universal life (prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, refer to Note 2) and certain annuity contracts, are recorded as premium revenue when due. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.


   Separate Accounts
   -----------------


   Assets held under variable universal life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in some cases, to minimum guaranteed rates) in shares of mutual funds which are managed by an affiliate of the Company, or other selected mutual funds not managed by the Company.


   As of December 31, 1998, Separate Accounts assets are carried at fair value. At December 31, 1998, unrealized gains of $10.0 million, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. At December 31, 1997, Separate Account assets supporting the guaranteed interest option were carried at an amortized cost of $658.6 million (fair value $668.7 million). Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.00% to 8.10% in 1998 and 4.10% to 8.10% in 1997.


   Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

1. Summary of Significant Accounting Policies (continued)


   Reinsurance
   -----------


   The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. The majority of the reinsurance recoverable on the Consolidated Balance Sheets at December 31, 1998 is related to the reinsurance recoverable from Lincoln arising from the sale of the domestic life insurance business. (Refer to Note 2)


   Income Taxes
   ------------


   The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.


2. Discontinued Operations-Individual Life Insurance


   On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Insurance reserves ceded as of December 31, 1998 were $2.9 billion. Deferred policy acquisition costs related to the life policies of $907.9 million were written off against the gain on the sale. Certain invested assets related to and supporting the life policies were sold to consummate the life sale, and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $58 million will be deferred and amortized over approximately 15 years (as profits in the book of business sold emerge). The remaining portion of the gain was recognized immediately in net income and was largely attributed to the sale of the domestic life insurance business for access to the agency sales force and brokerage distribution channel. The unamortized portion of the gain is presented in other liabilities on the Consolidated Balance Sheets.


   The operating results of the domestic individual life insurance business are presented as Discontinued Operations. All prior year income statement data has been restated to reflect the presentation as Discontinued Operations. Revenues for the individual life segment were $652.2 million, $620.4 million and $445.7 million for 1998, 1997 and 1996, respectively. Premiums ceded and reinsurance recoveries made in 1998 totaled $153.4 million and $57.7 million, respectively.

3. Investments


   Debt securities available for sale as of December 31, 1998 were as follows:



                                                                           Gross          Gross
                                                          Amortized      Unrealized     Unrealized        Fair
    1998 (Millions)                                          Cost           Gains         Losses         Value
   --------------------------------------------------------------------------------------------------------------
    U.S. government and government agencies
     and authorities                                      $   718.9        $ 60.4          $ 0.2       $   779.1

    States, municipalities and political subdivisions           0.3            --             --             0.3

    U.S. corporate securities:
      Utilities                                               615.2          29.8            4.1           640.9
      Financial                                             2,259.2          94.6            5.6         2,348.2
      Transportation/capital goods                            580.8          33.0            1.1           612.7
      Health care/consumer products                         1,328.2          69.8            4.8         1,393.2
      Natural resources                                       254.5           6.9            2.3           259.1
      Other corporate securities                              261.7           5.8            7.4           260.1
   --------------------------------------------------------------------------------------------------------------
     Total U.S. corporate securities                        5,299.6         239.9           25.3         5,514.2
   --------------------------------------------------------------------------------------------------------------

    Foreign securities:
      Government, including political subdivisions            507.6          30.4           32.9           505.1
      Utilities                                               147.0          32.4             --           179.4
      Other                                                   511.2          14.9            1.8           524.3
   --------------------------------------------------------------------------------------------------------------
     Total foreign securities                               1,165.8          77.7           34.7         1,208.8
   --------------------------------------------------------------------------------------------------------------

    Residential mortgage-backed securities:
      Pass-throughs                                           671.9          38.4            2.9           707.4
      Collateralized mortgage obligations                   1,879.6         119.7           10.4         1,988.9
   --------------------------------------------------------------------------------------------------------------
    Total residential mortgage-backed securities            2,551.5         158.1           13.3         2,696.3
   --------------------------------------------------------------------------------------------------------------

    Commercial/Multifamily mortgage-backed
     securities                                             1,114.9          30.9            9.8         1,136.0

    Other asset-backed securities                             719.3          13.8            0.6           732.5
   --------------------------------------------------------------------------------------------------------------

 Total debt securities                                    $11,570.3        $580.8          $83.9       $12,067.2
   ==============================================================================================================

3. Investments (continued)


   Debt securities available for sale as of December 31, 1997 were as follows:



                                                                             Gross          Gross
                                                          Amortized      Unrealized     Unrealized       Fair
    1997 (Millions)                                          Cost           Gains         Losses         Value
   --------------------------------------------------------------------------------------------------------------

    U.S. government and government agencies
     and authorities                                      $ 1,219.7        $ 74.0          $ 0.1       $ 1,293.6

    States, municipalities and political subdivisions           0.3            --             --             0.3

    U.S. corporate securities:
      Utilities                                               521.3          23.5            0.9           543.9
      Financial                                             2,370.7          84.6            1.3         2,454.0
      Transportation & capital goods                          528.2          33.2            0.1           561.3
      Healthcare & consumer products                          728.5          27.0            2.6           752.9
      Natural resources                                       143.5           5.5             --           149.0
      Other corporate securities                              545.2          27.2            0.1           572.3
   --------------------------------------------------------------------------------------------------------------
     Total U.S. corporate securities                        4,837.4         201.0            5.0         5,033.4
   --------------------------------------------------------------------------------------------------------------

    Foreign securities:
      Government, including political subdivisions            612.5          36.7           23.6           625.6
      Utilities                                               177.5          28.7             --           206.2
      Other                                                   857.9          27.7           42.8           842.8
   --------------------------------------------------------------------------------------------------------------
     Total foreign securities                               1,647.9          93.1           66.4         1,674.6
   --------------------------------------------------------------------------------------------------------------

    Residential mortgage-backed securities:
      Pass-throughs                                           784.4          71.3            2.0           853.7
      Collateralized mortgage obligations                   2,280.5         137.4            2.0         2,415.9
   --------------------------------------------------------------------------------------------------------------
     Total residential mortgage-backed securities           3,064.9         208.7            4.0         3,269.6
   --------------------------------------------------------------------------------------------------------------

    Commercial/Multifamily mortgage-backed
     securities                                             1,127.8          34.0            0.4         1,161.4

    Other asset-backed securities                           1,014.2          17.1            0.4         1,030.9
   --------------------------------------------------------------------------------------------------------------

    Total debt securities                                 $12,912.2        $627.9          $76.3       $13,463.8
   ==============================================================================================================

   At December 31, 1998 and 1997, net unrealized appreciation of $496.9 million and $551.6 million, respectively, on available-for-sale debt securities included $355.8 million and $429.3 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in insurance reserves.


   The amortized cost and fair value of debt securities for the year ended December 31, 1998 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                               Amortized        Fair
        (Millions)                                Cost          Value
        ---------------------------------------------------------------
        Due to mature:
        One year or less                       $   553.5      $   554.6
        After one year through five years        2,619.7        2,692.4
        After five years through ten years       1,754.0        1,801.7
        After ten years                          2,257.4        2,453.7
        Mortgage-backed securities               3,666.4        3,832.3
        Other asset-backed securities              719.3          732.5
        ---------------------------------------------------------------
        Total                                  $11,570.3      $12,067.2
        ===============================================================

   At December 31, 1998 and 1997, debt securities carried at $8.8 million and $8.2 million, respectively, were on deposit as required by regulatory authorities.


   The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1998.


   Included in the Company's debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:



                                                          1998                          1997
                                                 -----------------------       -----------------------
                                                    Fair       Amortized         Fair        Amortized
   (Millions)                                      Value          Cost           Value          Cost
-------------------------------------------------------------------------------------------------------

    Total residential CMOs (1)                   $ 1,988.9     $1,879.6        $ 2,415.9     $2,280.5
=======================================================================================================
    Percentage of total:
     Supporting experience rated  products            81.7%                         81.6%
     Supporting remaining products                    18.3%                         18.4%
-------------------------------------------------------------------------------------------------------
                                                     100.0%                        100.0%
=======================================================================================================

 (1) At December 31, 1998 and 1997, approximately 66% and 73%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

3. Investments (continued)


   There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for nonagency-backed CMOs, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 1998 and 1997, approximately 2% and 4%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).


   Investments in equity securities available for sale as of December 31 were as follows:

    (Millions)                           1998        1997
   -------------------------------------------------------
    Amortized Cost                     $300.4      $210.0
    Gross unrealized gains               13.1        21.3
    Gross unrealized losses               8.1          .1
   -------------------------------------------------------
    Fair Value                         $305.4      $231.2
   =======================================================

4. Financial Instruments


   Estimated Fair Value
   --------------------


   The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1998 and 1997 were as follows:



                                              1998                       1997
                                      ---------------------      -----------------------
                                      Carrying       Fair        Carrying        Fair
(Millions)                             Value         Value        Value         Value
----------------------------------------------------------------------------------------
 Assets:
  Mortgage loans                     $    12.7     $   12.3     $   12.8        $   12.4
 Liabilities:
  Investment contract liabilities:
   With a fixed maturity             $ 1,063.9     $  984.3     $ 1,030.3       $1,005.4
   Without a fixed maturity           10,241.7      9,686.2      10,113.2        9,587.5
-----------------------------------------------------------------------------------------

   Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

   The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:


   Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.


   Investment contract liabilities (included in Policyholders' funds left with the Company):


   With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.


   Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.


   Off-Balance-Sheet and Other Financial Instruments
   -------------------------------------------------


   Futures Contracts:


   Futures contracts are used to manage interest rate risk in the Company's bond portfolio. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. The notional amounts, carrying values and estimated fair values of the Company's open treasury futures as of December 31, 1998 were $250.9 million, $.1 million, and $.1 million, respectively.


   Warrants:


   Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities as of December 31, 1998 were $1.5 million, respectively. The carrying values and estimated fair values as of December 31, 1997 were $.6 million, respectively.

4. Financial Instruments (continued)

   Debt Instruments with Derivative Characteristics:


   The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1998 was as follows:



                                                         Amortized       Fair
    (Millions)                                               Cost        Value
   -----------------------------------------------------------------------------
    Residential collateralized mortgage obligations      $1,879.6      $1,988.9
     Principal-only strips (included above)                  20.2          24.0
     Interest-only strips (included above)                   17.3          18.0
    Other structured securities with derivative
     characteristics (1)                                     87.3          80.6
   -----------------------------------------------------------------------------

    (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.


5. Net Investment Income


   Sources of net investment income were as follows:

                                                1998        1997        1996
   ----------------------------------------------------------------------------
    Debt securities                            $ 798.8     $ 814.6     $ 805.3
    Nonredeemable preferred stock                 18.4        12.9         5.8
    Investment in affiliated mutual funds          6.6         3.8        10.8
    Mortgage loans                                 0.6         0.3         0.6
    Policy loans                                   7.2         5.7         6.4
    Reinsurance loan to affiliate                  2.3         5.5         9.3
    Cash equivalents                              44.6        38.8        27.1
    Other                                         16.7         9.5         1.8
   -----------------------------------------------------------------------------
    Gross investment income                      895.2       891.1       867.1
    Less: investment expenses                    (17.6)      (12.3)      (14.5)
   -----------------------------------------------------------------------------
    Net investment income                      $ 877.6     $ 878.8     $ 852.6
   =============================================================================

   Net investment income includes amounts allocable to experience rated contractholders of $655.6 million, $673.8 million and $649.5 million for the years ended December 31, 1998, 1997 and 1996, respectively. Interest credited to contractholders is included in current and future benefits.

6. Dividend Restrictions and Shareholder's Equity

   The Company paid $553.0 million and $17.3 million in cash dividends to HOLDCO in 1998 and 1997, respectively. Additionally, at December 31, 1998, the Company accrued $206.0 million in dividends. Of the $759.0 million dividends paid and accrued in 1998, $756.0 million (all of which was approved by the Insurance Commissioner of the State of Connecticut) was attributable to proceeds from the sale of the domestic individual life insurance business.


   In January 1999, the accrued dividends of $206.0 million were paid by the Company to HOLDCO. Further dividends to be paid by the Company to HOLDCO during 1999 will need to be approved by the Insurance Department of the State of Connecticut (the "Department") prior to payment.


   The Department recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $148.1 million, $80.5 million and $57.8 million for the years ended December 31, 1998, 1997 and 1996, respectively. Statutory capital and surplus was $773.0 million and $778.7 million as of December 31, 1998 and 1997, respectively.


   As of December 31, 1998, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.


7. Capital Gains and Losses on Investment Operations


   Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.


   Net realized capital gains on investments were as follows:



    (Millions)                                      1998       1997       1996
   ----------------------------------------------------------------------------
    Debt securities                                $ 7.4      $21.1      $ 9.5
    Equity securities                                3.0        8.6        7.5
   ----------------------------------------------------------------------------
    Pretax realized capital gains                  $10.4      $29.7      $17.0
   ============================================================================
    After-tax realized capital gains               $ 7.3      $19.2      $11.1
   ============================================================================

   Net realized capital gains of $15.0 million, $83.7 million and $52.5 million for 1998, 1997 and 1996, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains were $118.6 million and $120.1 million at December 31, 1998 and 1997, respectively.

7. Capital Gains and Losses on Investment Operations (continued)

   Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses were as follows:



    (Millions)                              1998          1997          1996
   ----------------------------------------------------------------------------
    Proceeds on sales                     $6,790.2      $5,311.3      $5,182.2
    Gross gains                               98.8          23.8          22.1
    Gross losses                              91.4           2.7          12.6
   ----------------------------------------------------------------------------

   Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities, excluding those related to experience-rated contractholders) were as follows:


    (Millions)                                          1998        1997        1996
   -----------------------------------------------------------------------------------
    Debt securities                                  $ 18.9      $44.3      $(100.1)
    Equity securities                                 (16.1)       5.6        (10.5)
    Other                                              15.4         --           --
   -----------------------------------------------------------------------------------
        Subtotal                                       18.2       49.9       (110.6)
    Increase (decrease) in deferred income taxes
      (Refer to note 8)                                 6.3       17.5        (38.6)
   -----------------------------------------------------------------------------------
    Net changes in accumulated other
      comprehensive income                           $ 11.9      $32.4      $ (72.0)
   ===================================================================================

   Net unrealized capital gains allocable to experience-rated contracts of $355.8 million at December 31, 1998 are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity. At December 31, 1997, net unrealized capital gains of $356.7 million and $72.6 million at December 31, 1997 are reflected on the Consolidated Balance Sheets in policyholders' funds left with the Company and future policy benefits, respectively, and are not included in shareholder's equity.

7. Capital Gains and Losses on Investment Operations (continued)


   Shareholder's equity included the following accumulated other comprehensive income, which are net of amounts allocable to experience-rated contractholders, at December 31:



    (Millions)                                            1998      1997       1996
   ----------------------------------------------------------------------------------
    Debt securities:
     Gross unrealized capital gains                     $157.3     $140.6     $101.7
     Gross unrealized capital losses                     (16.2)     (18.4)     (23.8)
   ----------------------------------------------------------------------------------
                                                         141.1      122.2       77.9
   ----------------------------------------------------------------------------------
    Equity securities:
     Gross unrealized capital gains                       13.1       21.2       16.3
     Gross unrealized capital losses                      (8.1)      (0.1)      (0.8)
   ----------------------------------------------------------------------------------
                                                           5.0       21.1       15.5
   ----------------------------------------------------------------------------------
    Other:
     Gross unrealized capital gains                       17.1         --         --
     Gross unrealized capital losses                      (1.7)        --         --
   ----------------------------------------------------------------------------------
                                                          15.4         --         --
   ----------------------------------------------------------------------------------
    Deferred income taxes (Refer to note 8)               56.7       50.4       32.9
   ----------------------------------------------------------------------------------
    Net accumulated other comprehensive income          $104.8     $ 92.9     $ 60.5
   ==================================================================================

   Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience-rated contractholders) were as follows:



   (Millions)                                           1998       1997         1996
   ----------------------------------------------------------------------------------
    Unrealized holding gains (losses) arising
      during the year (1)                               $38.3      $98.8       $(14.8)
    Less: reclassification adjustment for gains and
      other items included in net income (2)             26.4       66.4         57.2
   -----------------------------------------------------------------------------------
     Net unrealized gains (losses) on securities        $11.9      $32.4       $(72.0)
   ===================================================================================

    (1) Pretax unrealized holding gains (losses) arising during the year were $58.8 million, $152.3 million and ($22.9) million for 1998, 1997 and 1996, respectively.
    (2) Pretax reclassification adjustments for gains and other items included in net income were $40.6 million, $102.4 million and $87.7 million for 1998, 1997 and 1996, respectively.

8. Income Taxes


   The Company is included in the consolidated federal income tax return, the combined returns of Connecticut and New York, and the Illinois unitary state income tax returns of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes in the consolidated federal income tax return.


   Income taxes from continuing operations consist of the following:



    (Millions)                                    1998         1997         1996
   -------------------------------------------------------------------------------
    Current taxes (benefits):
     Federal                                     $ 246.4      $ 28.7      $ 30.0
     State                                           1.3         2.0         2.3
     Net realized capital gains                     16.8        39.1        24.4
   ------------------------------------------------------------------------------
                                                   264.5        69.8        56.7
   ------------------------------------------------------------------------------
    Deferred taxes (benefits):
     Federal                                      (203.2)        9.4        (7.6)
     Net realized capital (losses)                 (13.9)      (28.5)      (18.4)
   ------------------------------------------------------------------------------
                                                  (217.1)      (19.1)      (26.0)
   ------------------------------------------------------------------------------
      Total                                      $  47.4      $ 50.7      $ 30.7
   ==============================================================================

   Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:



   (Millions)                                      1998        1997        1996
   ------------------------------------------------------------------------------
    Income from continuing operations before
      income taxes                                $187.0      $188.2      $115.9
    Tax rate                                        35%         35%         35%
    ------------------------------------------------------------------------------
    Application of the tax rate                     65.5        65.9        40.6
    Tax effect of:
     State income tax, net of federal benefit        0.9         1.3         1.5
     Excludable dividends                          (17.1)      (15.6)      (10.8)
     Other, net                                     (1.9)       (0.9)       (0.6)
   ------------------------------------------------------------------------------
      Income taxes                                $ 47.4      $ 50.7      $ 30.7
   ==============================================================================

8. Income Taxes (Continued)

   The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:



    (Millions)                                           1998        1997
   ------------------------------------------------------------------------
    Deferred tax assets:
     Insurance reserves                                $ 324.1      $415.8
     Unrealized gains allocable to experience
      rated contracts                                    124.5       150.1
     Investment (gains) losses                            (0.3)        6.6
     Postretirement benefits other than pensions          26.0        26.3
     Deferred compensation                                38.6        31.2
     Restructuring charge                                  2.9         9.5
     Depreciation                                          1.7         3.9
     Sale of individual life                              48.9           -
     Other                                                16.0         8.8
   ------------------------------------------------------------------------
    Total gross assets                                   582.4       652.2
   ------------------------------------------------------------------------

    Deferred tax liabilities:
     Deferred policy acquisition costs                   272.7       515.6
     Market discount                                       4.5         5.1
     Net unrealized capital gains                        181.2       200.5
     Pension                                               3.9         3.6
     Other                                                (0.5)       (0.6)
   ------------------------------------------------------------------------
    Total gross liabilities                              461.8       724.2
   ------------------------------------------------------------------------
    Net deferred tax (asset) liability                 $(120.6)     $ 72.0
   ========================================================================

   Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 1998 and 1997, no valuation allowances were required for unrealized capital gains and losses.


   Management believes that it is more likely than not that the Company will realize the benefit of the net deferred tax asset. The Company expects sufficient taxable income in the future to realize the net deferred tax asset because of the Company's long-term history of having taxable income, which is projected to continue.


   The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1998. This amount would be taxed only under certain conditions.

   No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.


   The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.


9. Benefit Plans


   Aetna has noncontributory defined benefit pension plans covering substantially all employees. Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $0.8 million, $2.7 million and $4.3 million for the years ended December 31, 1998, 1997 and 1996, respectively.


   In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 50 with 15 years of service or at age 65 with 10 years of service. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. Retirees are generally required to contribute to the plans based on their years of service with Aetna. The costs to the Company associated with the Aetna postretirement plans for 1998, 1997 and 1996 were $0.9 million, $2.7 million and $1.8 million, respectively.


   As of December 31, 1996, Aetna transferred to the Company approximately $77.7 million of accrued liabilities, primarily related to the pension and postretirement benefit plans described above, that had been previously recorded by Aetna. The after-tax amount of this transfer (approximately $50.5 million) is reported as a reduction in retained earnings.


   The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits.


   The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1998, 1997 and 1996 were $1.4 million, $0.6 million and $0.7 million, respectively.


   Effective January 1, 1999, the Company, in conjunction with Aetna, changed the formula for providing pension benefits from the existing final average pay formula to a cash balance formula,

 9. Benefit Plans (continued)


    which will credit employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. The formula also provides for a transition period until December 1, 2006, which allows certain employees to receive vested benefits at the higher of the final average pay or cash balance formula. The changing of this formula will not have a material effect on the Company's results of operations, liquidity or financial condition.


    Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $4.7 million, $4.4 million and $5.4 million in 1998, 1997 and 1996, respectively.


    Stock Plans--Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to certain key employees. Executive and middle management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1998, 1997 and 1996, were $4.1 million, $2.9 million and $8.1 million, respectively. As of December 31, 1996, Aetna transferred to the Company approximately $1.1 million of deferred tax benefits related to stock options. This amount is reported as an increase in retained earnings. In 1998, other changes in shareholder's equity include an additional increase of $0.7 million reflecting revisions to the allocation of the deferred tax benefit.


10. Related Party Transactions


    Investment Advisory and Other Fees
    ----------------------------------


    In February 1998 and May 1998, Aeltus Investment Management Inc. ("Aeltus"), an affiliate of the Company, assumed investment advisory services for Aetna managed mutual funds and variable funds (collectively, the Funds), respectively. In connection with that assumption of duties, Aeltus entered into participation agreements with the Company. Participation fees paid to the Company, from Aeltus, included in charges assessed against policyholders amounted to $26.9 million for 1998. Prior to assuming investment advisory services, Aeltus served as subadvisor to the Funds. Since August 1996, Aeltus has served as advisor for most of the Company's General Account assets. Fees paid by the Company to Aeltus, included in both charges assessed against policyholders and net investment income, on an annual basis, range from 0.06% to 0.55% of the average daily net assets under management. For the years ended December 31, 1998, 1997 and 1996, the Company paid $21.7 million, $45.5 million and $16.0 million, respectively, in such fees.


    Prior to February 1998 and May 1998, the Company served as investment advisor to the Funds. Under the advisory agreements, the funds paid the Company a daily fee which, on an annual basis, ranged,

10. Related Party Transactions (continued)


    depending on the fund, from 0.25% to 0.85% of their average daily net assets. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis is, depending on the product, up to 2.15% of their average daily net assets. The amount of compensation and fees received from the Funds and Separate Accounts, included in charges assessed against policyholders, amounted to $287.0 million, $271.2 million and $186.6 million in 1998, 1997 and 1996, respectively.


    Reinsurance Transactions
    ------------------------


    Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $6.1 million and a $108.0 million commission, paid by the Company to Aetna Life in 1996 and 1988, respectively, was capitalized as deferred policy acquisition costs. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance to a coinsurance arrangement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred and the loan previously established was reduced. The Company maintained insurance reserves of $574.5 million ($397.2 million relating to the modified coinsurance agreement and $177.3 million relating to the coinsurance agreement) as of December 31, 1997 relating to the business assumed. The fair value of the loan relating to assets held by Aetna Life was $412.3 million as of December 31, 1997 and was based upon the fair value of the underlying assets.


    Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct domestic individual non-participating life insurance business was sold to Lincoln. (Refer to note 2).


    The operating results of the domestic individual life business are presented as Discontinued Operations. Premiums of $336.3 million, $176.7 million and $25.3 million and current and future benefits of $341.1 million, $183.9 million and $39.5 million, were assumed in 1998, 1997 and 1996, respectively. Investment income of $17.0 million, $37.5 million and $44.1 million was generated from the reinsurance loan to affiliate for the years ended December 31, 1998, 1997 and 1996, respectively.


    Prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, the Company's retention limit per individual life was $2.0 million and amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business was reinsured with Aetna Life on a yearly renewable term basis. Premium amounts related to this agreement were $2.0 million, $5.9 million and $5.2 million for 1998, 1997 and 1996, respectively. This agreement was terminated effective October 1, 1998.


    Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly

10. Related Party Transactions (continued)


    renewable term basis. Premium amounts related to this agreement were $4.4 million and $0.7 million in 1998 and 1997, respectively. The business assumed under this agreement was retroceded to Lincoln effective October 1, 1998.


    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $87.8 million and $32.5 million were maintained for this contract as of December 31, 1998 and 1997, respectively.


    Capital Transactions
    --------------------


    The Company received a capital contribution of $9.3 million and $10.4 million in cash from HOLDCO in 1998 and 1996, respectively. The Company received no capital contributions in 1997.


    The Company paid $553.0 million, $17.3 million and 3.5 million in cash dividends to HOLDCO in 1998, 1997 and 1996, respectively. Additionally, in 1998, the Company accrued $206.0 million in dividends. (Refer to Note 6)


    Other
    -----


    Premiums due and other receivables include $1.6 million and $37.0 million due from affiliates in 1998 and 1997, respectively. Other liabilities include $2.2 million and $1.2 million due to affiliates for 1998 and 1997, respectively.


    As of December 31, 1998, Aetna transferred to the Company $0.7 million based on its decision not to settle state tax liabilities for the years 1998 and 1997. The amount transferred as of December 31, 1997 was $2.5 million. This amount has been reported as an other change in retained earnings.


    Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.


11. Reinsurance


    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. (Refer to note 2)


    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

11. Reinsurance (continued)


    The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 10 above.



                                                     Ceded to       Assumed
                                         Direct       Other       from Other      Net
     (Millions)                          Amount     Companies      Companies     Amount
    ------------------------------------------------------------------------------------

                  1998
                  ----
     Premiums:
      Discontinued Operations            $166.8       $165.4        $340.6       $342.0
      Accident and Health Insurance        16.3         16.3            --           --
      Annuities                            80.8          2.9           1.5         79.4
    ------------------------------------------------------------------------------------
       Total earned premiums             $263.9       $184.6        $342.1       $421.4
    ====================================================================================

                  1997
                  ----
     Premiums:
      Discontinued Operations            $ 35.7       $ 15.1        $177.4       $198.0
      Accident and Health Insurance         5.6          5.6            --           --
      Annuities                            67.9           --           1.2         69.1
    ------------------------------------------------------------------------------------
       Total earned premiums             $109.2       $ 20.7        $178.6       $267.1
    ====================================================================================

                  1996
                  ----
     Premiums:
      Discontinued Operations            $ 34.6       $ 11.2        $ 25.3       $ 48.7
      Accident and Health Insurance         6.3          6.3            --           --
      Annuities                            84.3           --           0.6         84.9
    ------------------------------------------------------------------------------------
       Total earned premiums             $125.2       $ 17.5        $ 25.9       $133.6
    ====================================================================================

12. Segment Information


    Prior to October 1, 1998, the Company's operations were reported through two major business segments: Financial Services and Individual Life Insurance (now Discontinued Operations). Summarized financial information for the Company's principal operations was as follows:



                                                    (4)            (4)
                                                 Financial     Discontinued
    1998 (Millions)                               Services      Operations       Other          Total
    ----------------------------------------------------------------------------------------------------
     Revenue from external customers            $   433.3              --            --       $   433.3
     Net investment income                          877.6              --            --           877.6
    ----------------------------------------------------------------------------------------------------
     Total revenue excluding realized
      capital gains                             $ 1,310.9              --            --       $ 1,310.9
    ====================================================================================================
     Amortization of deferred policy
      acquisition costs                         $   106.7              --            --       $   106.7
    ----------------------------------------------------------------------------------------------------
     Income taxes                               $    57.7                       $ (10.3)      $    47.4
    ----------------------------------------------------------------------------------------------------
     Operating earnings (1)                     $   151.5              --            --       $   151.5
     Unusual items (2)                                 --              --       $ (19.2)          (19.2)
     Realized capital gains, net of tax               7.3              --            --             7.3
    ----------------------------------------------------------------------------------------------------
     Income from continuing operations          $   158.8              --       $ (19.2)      $   139.6
     Discontinued operations, net of tax:
      Income from operations                           --        $   61.8            --            61.8
      Gain on sale                                     --            59.0            --            59.0
    ----------------------------------------------------------------------------------------------------
     Net income                                 $   158.8        $  120.8       $ (19.2)      $   260.4
    ====================================================================================================
     Segment assets                             $43,458.6        $3,820.2            --       $47,278.8
    ----------------------------------------------------------------------------------------------------
     Expenditures for long-lived assets (3)            --              --       $   5.3       $     5.3
    ----------------------------------------------------------------------------------------------------

     (1) Operating earnings are comprised of net income excluding net realized capital gains and any unusual items.
     (2) Unusual items excluded from operating earnings include an after-tax severance benefit of $1.6 million and after-tax Year 2000 costs of $20.8 million.
     (3) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.
     (4) Financial Services products include annuity contracts and Discontinued Operations include life insurance products. (Refer to Note 1)

12. Segment Information (Continued)


                                                   (3)            (3)
                                                Financial     Discontinued
     1997 (Millions)                            Services       Operations     Other      Total
    ----------------------------------------------------------------------------------------------
     Revenue from external customers            $   369.4             --        --      $   369.4
     Net investment income                          878.8             --        --          878.8
    ----------------------------------------------------------------------------------------------
     Total revenue excluding realized
      capital gains                             $ 1,248.2             --        --      $ 1,248.2
    ==============================================================================================
     Amortization of deferred policy
      acquisition costs                         $    82.8             --        --      $    82.8
    ----------------------------------------------------------------------------------------------
     Income taxes                               $    50.7             --        --      $    50.7
    ----------------------------------------------------------------------------------------------
     Operating earnings (1)                     $   118.3             --        --      $   118.3
     Realized capital gains, net of tax              19.2             --        --           19.2
    ----------------------------------------------------------------------------------------------
     Income from continuing operations          $   137.5             --        --      $   137.5
     Discontinued Operations, net of tax:
      Income from operations                           --       $   67.8        --           67.8
    ----------------------------------------------------------------------------------------------
     Net Income                                 $   137.5       $   67.8        --      $   205.3
    ==============================================================================================
     Segment assets                             $36,638.8       $3,507.6        --      $40,146.4
    ----------------------------------------------------------------------------------------------
     Expenditures for long-lived assets (2)            --             --      $9.6      $     9.6
    ----------------------------------------------------------------------------------------------

     (1) Operating earnings are comprised of net income excluding net realized capital gains and any unusual items.
     (2) Expenditures for long-lived assets represents additions to property and equipment not allocable to business segments.
     (3) Financial Services products include annuity contracts and Discontinued Operations include life insurance products. (Refer to Note 1)

                                                        (3)            (3)
                                                     Financial     Discontinued
     1996 (Millions)                                  Services      Operations       Other        Total
    -----------------------------------------------------------------------------------------------------
     Revenue from external customers                 $  325.5            --             --      $  325.5
     Net investment income                              852.6            --             --         852.6
    -----------------------------------------------------------------------------------------------------
     Total revenue excluding realized capital
      gains                                          $1,178.1            --             --      $1,178.1
    =====================================================================================================
     Amortization of deferred policy acquisition
      costs                                          $   28.0            --             --      $   28.0
    -----------------------------------------------------------------------------------------------------
     Income taxes                                    $   35.6            --         $ (4.9)     $   30.7
    -----------------------------------------------------------------------------------------------------
     Operating earnings (losses) (1)                 $   83.2            --             --      $   83.2
     Unusual items (2)                                     --            --           (9.1)         (9.1)
     Realized capital gains, net of tax:                 11.1            --             --          11.1
    -----------------------------------------------------------------------------------------------------
     Income from continuing operations               $   94.3                       $ (9.1)     $   85.2
     Discontinued operations, net of tax
      Income from operations                               --         $55.9             --          55.9
    -----------------------------------------------------------------------------------------------------
     Net income (loss)                               $   94.3         $55.9         $ (9.1)     $  141.1
    =====================================================================================================

     (1) Operating earnings are comprised of net income excluding net realized capital gains and any unusual items.
     (2) Unusual items excluded from operating earnings represent $9.1 million after-tax corporate facilities and severance charges not directly allocable to the business segments.
     (3) Financial Services products include annuity contracts and Discontinued Operations include life insurance products. (Refer to Note 1)


13. Commitments and Contingent Liabilities


    Commitments
    -----------


    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1998 and 1997, the Company had commitments to purchase investments of $68.7 million and $38.7 million, respectively. The fair value of the investments at December 31, 1998 and 1997 approximated $68.9 million and $39.0 million, respectively.


    Litigation
    ----------


    The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

              Index to Quarterly Consolidated Financial Statements

                                                                              Page
                                                                              ----
Consolidated Financial Statements:

   Consolidated Statements of Income for the Three-Month and Nine-Month
    Periods Ended September 30, 1999 and 1998 (unaudited)                     F-34

   Consolidated Balance Sheets as of September 30, 1999 (unaudited) and
    December 31, 1998                                                         F-35

   Consolidated Statements of Changes in Shareholder's Equity for the Nine
    Month Periods Ended September 30, 1999 and 1998 (unaudited)               F-36

   Consolidated Statements of Cash Flows for the Nine Month Periods
    Ended September 30, 1999 and 1998 (unaudited)                             F-37

   Condensed Notes to Consolidated Financial Statements (unaudited)           F-38


            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                        Consolidated Statements of Income
                                   (millions)

                                                  Three Months                 Nine Months
                                               Ended September 30,         Ended September 30,
                                             -----------------------   ---------------------------
                                                1999         1998          1999           1998
                                             ----------   ----------   ------------   ------------
                                                   (unaudited)                 (unaudited)
Revenue:
  Premiums                                    $  44.2       $ 20.1       $   86.6       $   54.5
  Charges assessed against policyholders         98.6         81.3          283.1          243.3
  Net investment income                         223.2        218.8          668.8          649.9
  Net realized capital (losses) gains           (11.1)         2.7           (5.4)           9.3
  Other income                                   27.9         23.6           82.5           66.5
                                              -------       ------       --------       --------
      Total revenue                             382.8        346.5        1,115.6        1,023.5
Benefits and expenses:
  Current and future benefits                   201.8        181.7          564.0          529.7
  Operating expenses:
   Salaries and related benefits                 36.1         32.0          107.7          100.9
   Other                                         53.3         51.5          156.0          147.5
  Amortization of deferred policy
   acquisition costs                             25.9         23.2           77.6           69.5
                                              -------       ------       --------       --------
      Total benefits and expenses               317.1        288.4          905.3          847.6
                                              -------       ------       --------       --------
Income from continuing operations before
  income taxes                                   65.7         58.1          210.3          175.9
Income taxes                                     21.7         15.2           69.2           51.6
                                              -------       ------       --------       --------
Income from continuing operations                44.0         42.9          141.1          124.3
Discontinued operations, net of tax:
  Income from operations                           --         24.5             --           61.8
  Deferred gain on sale                           1.4           --            4.1             --
                                              -------       ------       --------       --------
Net income                                    $  45.4       $ 67.4       $  145.2       $  186.1
                                              =======       ======       ========       ========

See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                          Consolidated Balance Sheets
                         (millions, except share data)

                                                                    September 30,    December 31,
                                                                        1999             1998
                                                                    ------------     ------------
                                                                    (unaudited)
                             Assets
Investments:
 Debt securities available for sale, at fair value
   (amortized cost: $11,467.3 and $11,570.3)                         $11,335.2        $12,068.2
Equity securities, available for sale, at fair value:
 Nonredeemable preferred stock (cost: $142.9 and $202.6)                 140.5            203.3
 Investment in affiliated mutual funds (cost: $72.8 and $96.8)            73.3            100.1
 Common stock (cost: $6.4 and $1.0)                                        8.5              2.0
Short-term investments                                                    56.5             48.9
Mortgage loans                                                            10.4             12.7
Policy loans                                                             308.9            292.2
                                                                     ---------        ---------
    Total investments                                                 11,933.3         12,727.4
Cash and cash equivalents                                                797.2            628.3
Short-term investments under securities loan agreement                   771.5            277.3
Accrued investment income                                                163.0            151.6
Premiums due and other receivables                                        95.0             61.1
Reinsurance recoverable                                                2,957.5          2,959.8
Deferred income taxes                                                    148.6            114.3
Deferred policy acquisition costs                                      1,007.8            893.1
Other assets                                                              77.7             70.4
Separate Accounts assets                                              32,807.7         29,458.4
                                                                     ---------        ---------
    Total assets                                                     $50,759.3        $47,341.7
                                                                     =========        =========
                   Liabilities and Shareholder's Equity
Liabilities:
 Future policy benefits                                              $ 3,842.6        $ 3,815.9
 Unpaid claims and claim expenses                                         35.3             18.8
 Policyholders' funds left with the Company                           11,117.2         11,305.6
                                                                     ---------        ---------
    Total insurance reserve liabilities                               14,995.1         15,140.3
 Payables under securities loan agreement                                771.5            277.3
 Current income taxes                                                      0.5            279.6
 Other liabilities                                                       809.8            821.0
 Separate Accounts liabilities                                        32,803.5         29,430.2
                                                                     ---------        ---------
    Total liabilities                                                 49,380.4         45,948.4
                                                                     ---------        ---------
Shareholder's Equity:
 Common stock, par value $50 (100,000 shares authorized;
   55,000 shares issued and outstanding)                                   2.8              2.8
 Paid-in capital                                                         431.8            431.8
 Accumulated other comprehensive (loss) income                           (25.5)           104.8
 Retained earnings                                                       969.8            853.9
                                                                     ---------        ---------
    Total shareholder's equity                                         1,378.9          1,393.3
                                                                     ---------        ---------
     Total liabilities and shareholder's equity                      $50,759.3        $47,341.7
                                                                     =========        =========

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                             Nine Months Ended September 30,
                                            -------------------------------
                                                   1999           1998
                                              -------------   -----------
                                               (unaudited)    (unaudited)
Shareholder's equity, beginning of period       $1,393.3        $1,852.7
Comprehensive income (loss):
  Net income                                       145.2           186.1
  Other comprehensive loss, net of tax:
     Unrealized losses on securities
      ($(200.5), $(10.5), pretax) (1)             (130.3)           (6.8)
                                                --------        --------
Total comprehensive income                          14.9           179.3
                                                --------        --------
Other changes                                        0.5             1.6
Common stock dividends                             (29.8)           (9.0)
                                                --------        --------
Shareholder's equity, end of period             $1,378.9        $2,024.7
                                                ========        ========

 (1) Net of reclassification adjustments.


See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                      Consolidated Statements of Cash Flows
                                   (millions)


                                                                   Nine Months Ended September 30,
                                                                   -------------------------------
                                                                         1999           1998
                                                                    -------------   ------------
                                                                     (unaudited)     (unaudited)
Cash Flows from Operating Activities:
    Net income                                                        $   145.2      $   186.1
Adjustments to reconcile net income to net cash (used for)
    provided by operating activities:
    Net accretion of discount on investments                              (20.6)         (24.3)
    Deferred gain on sale                                                  (4.1)            --
    Net realized capital losses (gains)                                     5.4          (10.0)
    Changes in assets and liabilities:
     Increase in accrued investment income                                (11.4)          (2.3)
     Decrease in premiums due and other receivables                        31.6           22.8
     Increase in policy loans                                             (16.7)         (51.9)
     Increase in deferred policy acquisition costs                       (114.7)         (89.5)
     Decrease in reinsurance loan to affiliate                               --          135.7
     Net (decrease) increase in universal life account balances          (220.5)         176.9
     Increase (decrease) in other insurance reserve liabilities           232.1         (148.7)
     Decrease in other liabilities and other assets                       (68.0)        (191.3)
     (Decrease) increase in income taxes                                 (280.1)          18.7
                                                                       --------       --------
Net cash (used for) provided by operating activities                     (321.8)          22.2
                                                                       --------       --------
Cash Flows from Investing Activities:
    Proceeds from sales of:
     Debt securities available for sale                                 4,017.1        5,680.9
     Equity securities                                                     89.9          120.7
     Mortgage loans                                                         2.3            0.2
    Investment maturities and collections of:
     Debt securities available for sale                                   995.2        1,105.3
     Short-term investments                                                60.6          170.5
    Cost of investment purchases in:
     Debt securities available for sale                                (4,805.5)      (5,421.9)
     Equity securities                                                     (9.4)         (93.7)
     Short-term investments                                               (68.4)         (94.4)
    Other, net                                                              6.2           88.8
                                                                       --------       --------
Net cash provided by investing activities                                 288.0        1,556.4
                                                                       --------       --------
Cash Flows from Financing Activities:
    Deposits and interest credited for investment contracts             1,576.5        1,144.6
    Withdrawals of investment contracts                                (1,308.4)      (1,061.0)
    Return of capital from Separate Account                                  --            1.3
    Dividends paid to shareholder                                        (235.8)          (9.0)
    Other, net                                                            170.4            4.4
                                                                       --------       --------
Net cash provided by financing activities                                 202.7           80.3
                                                                       --------       --------
Net increase in cash and cash equivalents                                 168.9        1,658.9
Cash and cash equivalents, beginning of period                            628.3          577.5
                                                                       --------       --------
Cash and cash equivalents, end of period                              $   797.2      $ 2,236.4
                                                                      =========      =========
Supplemental cash flow information:
    Income taxes paid, net                                            $   315.3      $    69.3
                                                                      =========      =========

See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

              Condensed Notes to Consolidated Financial Statements
                                  (unaudited)

1) Basis of Presentation

The consolidated financial statements include Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries, Aetna Insurance Company of America ("AICA") and Aetna Investment Adviser Holding Company, Inc. (collectively, the "Company"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna"). On July 1, 1999, HOLDCO contributed Aetna Investment Adviser Holding Company, Inc., and its subsidiaries (collectively, "IA Holdco") to the Company (refer to Note 2). As a result, the Company has two business segments: Financial Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to Note
3).

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles and are unaudited. The contribution of IA Holdco to the Company was accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of IA Holdco. Certain reclassifications have been made to 1998 financial information to conform to the 1999 presentation. These interim statements necessarily rely heavily on estimates, including assumptions as to annualized tax rates. In the opinion of management, all adjustments necessary for a fair statement of results for the interim periods have been made. All such adjustments are of a normal, recurring nature. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes as presented in ALIAC's 1998 Annual Report on Form 10-K. Certain financial information that is normally included in annual financial statements prepared in accordance with generally accepted accounting principles, but that is not required for interim reporting purposes, has been condensed or omitted.

2) Contribution of IA Holdco from HOLDCO

On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc ("Aeltus") which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment adviser under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, provides distribution services for certain Aetna mutual funds and other Aetna products. Aeltus'ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

        Condensed Notes to Consolidated Financial Statements (continued)
                                   (unaudited)

3) Discontinued Operations -- Individual Life Insurance

On October 1, 1998, the Company sold its individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Insurance reserves ceded as of December 31, 1998 were $2.9 billion. Deferred policy acquisition costs related to the life policies of $907.9 million were written off against the gain on the sale. Certain invested assets related to and supporting the life policies were sold to consummate the life sale and the Company recorded a reinsurance receivable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $58 million was deferred and is being recognized over approximately 15 years (as profits in the book of business sold emerge). The remaining portion of the gain was recognized immediately in net income and was largely attributed to the sale of the life insurance business for access to the agency sales force and brokerage distribution channel. The unamortized portion of the gain is presented in other liabilities and deferred taxes on the consolidated balance sheets. Premiums ceded and reinsurance recoveries made in 1999 totaled $373 million and $304 million, respectively.

4) New Accounting Standard

On January 1, 1999, the Company adopted Statement of Position ("SOP") 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, issued by the American Institute of Certified Public Accountants ("AICPA"). This statement provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance-related assessments and guidance for measuring the liability. The adoption of this standard did not have a material effect on the Company's financial position or results of operations as the Company had previously accounted for guaranty-fund and other insurance-related assessments in a manner consistent with this statement.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

        Condensed Notes to Consolidated Financial Statements (continued)
                                   (unaudited)

5) Future Accounting Standards

In October 1998, the AICPA issued SOP 98-7, Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, which provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. This statement is effective for the Company's financial statements beginning January 1, 2000, with early adoption permitted. The Company does not expect the adoption of this standard to have a material effect on its financial position and results of operations.

In June 1998, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 133, Accounting for Derivative Instruments and Hedging Activities. This standard requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The Company is currently evaluating the impact of the adoption of this standard and the potential effect on its financial position and results of operations.

6) Additional Information -- Accumulated Other Comprehensive (Loss) Income

Changes in accumulated other comprehensive income (loss) related to changes in unrealized (losses) gains on securities (excluding those related to experience-rated contractholders) were as follows:

                                                                   Nine Months Ended September 30,
(Millions)                                                                1999          1998
--------------------------------------------------------------------------------------------------
 Unrealized holding (losses) gains arising during the period (1)         $(120.4)       $15.5
 Less: reclassification adjustments for amortization of net
   investment discounts and gains included in net income (2)                 9.9         22.3
--------------------------------------------------------------------------------------------------
 Net unrealized losses on securities                                     $(130.3)       $(6.8)
==================================================================================================

 (1) Pretax unrealized holding (losses) gains arising during the period were $(185.3) million and $23.8 million for 1999 and 1998, respectively.

 (2) Pretax reclassification adjustments for amortization of net investment discounts and gains included in net income were $15.2 million and $34.3 million for 1999 and 1998, respectively.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

        Condensed Notes to Consolidated Financial Statements (continued)
                                  (unaudited)

7) Segment Information


Summarized financial information for the Company's principal operations for the three and nine months ended September 30, was as follows:

                                                       Investment
Three months ended September 30,         Financial     Management    Discontinued
(Millions)                              Products (1)   Services (1)   Operations (1)   Other (1)      Total
--------------------------------------------------------------------------------------------------------------
 1999
 Revenues from external customers          $151.9         $29.8           $  --         $(11.0)       $170.7
 Net investment income                      221.9            .4              --             .9         223.2
--------------------------------------------------------------------------------------------------------------
 Total revenue excluding realized
  capital losses                           $373.8         $30.2           $  --         $(10.1)       $393.9
==============================================================================================================
 Operating earnings (2)                    $ 48.0         $ 7.5           $  --         $ (1.7)       $ 53.8
 Other item (3)                                --            --              --           (2.6)         (2.6)
 Realized capital losses, net of tax         (7.2)           --              --             --          (7.2)
--------------------------------------------------------------------------------------------------------------
 Income (loss) from continuing
  operations                                 40.8           7.5              --           (4.3)         44.0
 Discontinued operations, net of tax:
  Deferred gain on sale                        --            --             1.4             --           1.4
--------------------------------------------------------------------------------------------------------------
 Net income (loss)                         $ 40.8         $ 7.5           $ 1.4         $ (4.3)       $ 45.4
==============================================================================================================
 1998
 Revenues from external customers          $109.6         $24.5           $  --         $ (9.1)       $125.0
 Net investment income                      217.2            .4              --            1.2         218.8
--------------------------------------------------------------------------------------------------------------
 Total revenue excluding realized
  capital gains                            $326.8         $24.9           $  --         $ (7.9)       $343.8
==============================================================================================================
 Operating earnings (2)                    $ 42.3         $ 6.8           $  --         $ (1.9)       $ 47.2
 Other item (3)                                --            --              --           (6.0)         (6.0)
 Realized capital gains, net of tax           1.7            --              --             --           1.7
--------------------------------------------------------------------------------------------------------------
 Income (loss) from continuing
  operations                                 44.0           6.8              --           (7.9)         42.9
 Discontinued operations, net of tax:
  Income from operations                       --            --            24.5             --          24.5
--------------------------------------------------------------------------------------------------------------
 Net income (loss)                         $ 44.0         $ 6.8           $24.5         $ (7.9)       $ 67.4
==============================================================================================================

 (1) Financial Products include deferred and immediate annuity contracts. Investment Management Services include the following services: investment advisory, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to Notes 1 and 2.) Discontinued operations include life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs.

 (2) Operating earnings are comprised of net income excluding net realized capital (losses) gains and any other items.

 (3) Other item excluded from operating earnings includes after-tax Year 2000 costs of $2.6 million and $6.0 million in 1999 and 1998, respectively.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

        Condensed Notes to Consolidated Financial Statements (continued)
                                  (unaudited)

7) Segment Information (continued)



                                                       Investment
Nine months ended September 30,          Financial     Management     Discontinued
(Millions)                              Products (1)   Services (1)   Operations (1)   Other (1)     Total
--------------------------------------------------------------------------------------------------------------
 1999
 Revenues from external customers         $  399.1        $86.4          $  --         $ (33.3)    $  452.2
 Net investment income                       665.2          1.1             --             2.5        668.8
-------------------------------------------------------------------------------------------------------------
 Total revenue excluding realized
  capital losses                          $1,064.3        $87.5          $  --         $ (30.8)    $1,121.0
=============================================================================================================
 Operating earnings (2)                   $  142.1        $21.1          $  --         $  (5.6)    $  157.6
 Other item (3)                                 --           --             --           (13.0)       (13.0)
 Realized capital losses, net of tax          (3.5)          --             --              --         (3.5)
-------------------------------------------------------------------------------------------------------------
 Income (loss) from continuing
  operations                                 138.6         21.1             --           (18.6)       141.1
 Discontinued operations, net of tax:
  Deferred gain on sale                         --           --            4.1              --          4.1
-------------------------------------------------------------------------------------------------------------
 Net income (loss)                        $  138.6        $21.1          $ 4.1         $ (18.6)    $  145.2
=============================================================================================================
 1998
 Revenues from external customers         $  320.0        $71.1          $  --         $ (26.8)    $  364.3
 Net investment income                       645.4          1.1             --             3.4        649.9
-------------------------------------------------------------------------------------------------------------
 Total revenue excluding realized
  capital gains                           $  965.4        $72.2          $  --         $ (23.4)    $1,014.2
=============================================================================================================
 Operating earnings (2)                   $  120.9        $18.1          $  --         $  (5.2)    $  133.8
 Other item (3)                                 --           --             --           (15.6)       (15.6)
 Realized capital gains, net of tax            6.1           --             --              --          6.1
-------------------------------------------------------------------------------------------------------------
 Income (loss) from continuing
  operations                                 127.0         18.1             --           (20.8)       124.3
 Discontinued operations, net of tax:
  Income from operations                        --           --           61.8              --         61.8
-------------------------------------------------------------------------------------------------------------
 Net income (loss)                        $  127.0        $18.1          $61.8         $ (20.8)    $  186.1
=============================================================================================================

 (1) Financial Products include deferred and immediate annuity contracts. Investment Management Services include the following services: investment advisory, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to Notes 1 and 2.) Discontinued operations include life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs.

 (2) Operating earnings are comprised of net income excluding net realized capital (losses) gains and any other items.

 (3) Other item excluded from operating earnings includes after-tax Year 2000 costs of $13.0 million and $15.6 million in 1999 and 1998, respectively.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

        Condensed Notes to Consolidated Financial Statements (continued)
                                   (unaudited)

8) Commitments and Contingent Liabilities

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. As of September 30, 1999, the Company had commitments to purchase investments of $307.8 million. The fair value at September 30, 1999 of the investments to be purchased approximated $308.3 million.

Litigation

The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, and after consultation with counsel, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

9) Dividends

During 1999, the Company paid $235.8 million in dividends to HOLDCO, of which $206.0 million was accrued for in 1998.

On October 12, 1999, a distribution was declared in an amount up to $20.2 million, payable by no later than December 31, 1999 to HOLDCO.

Form No. SAI. 56297-99-1                                ALIAC Ed. February 2000

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account B:
                  -  Statement of Assets and Liabilities as of December 31, 1998
                  - Statements of Operations and Changes in Net Assets for the years ended December 31, 1998 and 1997
                  - Condensed Financial Information for the year ended December 31, 1998
                  -  Notes to Financial Statements
                  -  Independent Auditors' Report
                  - Statement of Assets and Liabilities as of September 30, 1999 (unaudited)
                  - Statements of Operations and Changes in Net Assets for the Nine Month Periods Ended September 30, 1999 and September 30, 1998 (unaudited)
                  - Condensed Financial Information for the Nine Month Period Ended September 30, 1999 (unaudited)
                  -  Notes to Financial Statements (unaudited)
                  Financial Statements of the Depositor:
                  -  Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended December 31, 1998, 1997 and 1996
                  -  Consolidated Balance Sheets as of December 31, 1998 and
                     1997
                  - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1998, 1997 and 1996
                  - Consolidated Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996
                  -  Notes to Consolidated Financial Statements
                  - Consolidated Statements of Income for the Three-Month and Nine-Month Periods Ended September 30, 1999 and 1998 (unaudited)
                  - Consolidated Balance Sheets as of September 30, 1999 (unaudited) and December 31, 1998
                  - Consolidated Statements of Changes in Shareholder's Equity for the Nine Month Periods Ended September 30, 1999 and 1998 (unaudited)
                  - Consolidated Statements of Cash Flows for the Nine Month Periods Ended September 30, 1999 and 1998 (unaudited)
                  - Condensed Notes to Consolidated Financial Statements (unaudited)

     (b) Exhibits
          (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)

          (2)   Not applicable

          (3.1) Broker-Dealer Agreement(2)

       (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)

       (4.1)  Variable Annuity Contract (GM-VA-98)(2)

       (4.2)  Variable Annuity Contract Certificate (GMC-VA-98)(2)

       (4.3) Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98 and Variable Annuity Contract Certificate GMC-VA-98(4)

       4.4) Endorsement (EGET-99) to Variable Annuity Contract GM-VA-98 and Variable Annuity Contract Certificate GMC-VA-98(5)

       (5)    Variable Annuity Contract Application(9.5.89-6(9/98))(6)

       (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(7)

       (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(8)

       (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(9)

       (7)    Not applicable

       (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and AIM dated June 30, 1998(6)

       (8.2) Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective June 30, 1998(6)

       (8.3) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)

       (8.4) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(10)

       (8.5) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)

       (8.6) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(10)

       (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
              and March 1, 1996(8)

       (8.8) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
              1996(11)

       (8.9) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
              1996 and May 1, 1997(12)

       (8.10) Seventh Amendment dated as of May 1, 1998 to the Fund
              Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
              March 1, 1996, May 1, 1997 and November 6, 1997(2)

       (8.11) Fund Participation Agreement between Aetna Life Insurance and
              Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
              and March 1, 1996(8)

       (8.12) Fifth Amendment, dated as of May 1, 1997, to the Fund
              Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
              and March 1, 1996(11)

       (8.13) Sixth Amendment dated as of January 20, 1998 to the Fund
              Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
              March 1, 1996 and May 1, 1997(13)

       (8.14) Seventh Amendment dated as of May 1, 1998 to the Fund
              Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
              March 1, 1996, May 1, 1997 and January 20, 1998(2)

       (8.15) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(14)

       (8.16) Amendment dated January 1, 1997 to Service Agreement between Aetna
              Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(11)

       (8.17) Service Contract between Fidelity Distributors Corporation and
              Aetna Life Insurance and Annuity Company dated May 2, 1997(10)

       (8.18) Fund Participation Agreement among Janus Aspen Series and Aetna
              Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(15)

       (8.19) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(10)

       (8.20) Service Agreement between Janus Capital Corporation and Aetna Life
              Insurance and Annuity Company dated December 8, 1997(15)

       (8.21) Fund Participation Agreement among MFS Variable Insurance Trust,
              Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(2)

       (8.22) Fourth Amendment dated May 1, 1998 to the Fund Participation
              Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(6)

       (8.23) Fifth Amendment dated May 1, 1998 to Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(16)

       (8.24) Fifth Amendment dated July 1, 1999 to Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998(17)

       (8.25) Fund Participation Agreement dated May 1, 1999 between Aetna Life
              Insurance and Annuity Company, Mitchell Hutchins Series Trust, and Mitchell Hutchins Asset Management, Inc.(18)

       (8.26) Service Agreement dated May 1, 1999 between Mitchell Hutchins
              Asset Management, Inc. and Aetna Life Insurance and Annuity Company(18)

       (8.27) Fund Participation Agreement dated March 11, 1997 between Aetna
              Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(19)

       (8.28) Service Agreement effective as of March 11, 1997 between
              Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(19)

       (9)    Opinion and Consent of Counsel

       (10)   Consent of Independent Auditors

       (11)   Not applicable

       (12)   Not applicable

       (13)   Schedule for Computation of Performance Data(6)

       (14.1) Powers of Attorney(20)

       (14.2) Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.

2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

4. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on September 14, 1998.

5. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

6. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

7. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.

8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.

10. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

11. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

12. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

13. Incorporated by Reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

14. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.

15. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

16. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.

17. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.

18. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 25, 1999.

19. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

20. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form No. 4 (File No. 333-56297), as filed on February 25, 1999.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*                                      Positions and Offices with Depositor
-----------------                                      ------------------------------------
Thomas J. McInerney                                    Director and President

Shaun P. Mathews                                       Director and Senior Vice President

Catherine H. Smith                                     Director, Chief Financial Officer and Senior Vice President

Deborah Koltenuk                                       Vice President, Corporate Controller, and Assistant Treasurer

Therese M. Squillacote                                 Vice President and Chief Compliance Officer

Kirk P. Wickman                                        Senior Vice President, General Counsel and Corporate Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.

Item 27. Number of Contract Owners

     As of December 31, 1999, there were 96,223 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of ALIAC registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1998:

     (1)                       (2)                     (3)                  (4)                   (5)
Name of                  Net Underwriting           Compensation
Principal                Discounts and              on Redemption         Brokerage
Underwriter              Commissions                or Annuitization      Commissions         Compensation*
-----------              -----------                ----------------      -----------         -------------
Aetna Life Insurance                                    $684,000                                 $42,930,000
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 235221, *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-56297) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 7th day of February, 2000.

                                           VARIABLE ANNUITY ACCOUNT B OF AETNA
                                           LIFE INSURANCE AND ANNUITY
                                           COMPANY
                                               (Registrant)

                                    By:    AETNA LIFE INSURANCE AND ANNUITY
                                           COMPANY
                                               (Depositor)

                                    By:    Thomas J. McInerney*
                                           ------------------------------------
                                           Thomas J. McInerney
                                           President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-56297 ) has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                                                               Date
---------                              -----                                                               ----

Thomas J. McInerney*                   Director and President                                         )
-------------------------              (principal executive officer)                                  )
Thomas J. McInerney
                                                                                                      )
Shaun P. Mathews*                      Director                                                       )   February
-------------------------
Shaun P. Mathews                                                                                      )   7, 2000
                                                                                                      )
Catherine H. Smith*                    Director and Chief Financial Officer                           )
-------------------------
Catherine H. Smith                                                                                    )
                                                                                                      )
Deborah Koltenuk*                      Vice President, Corporate Controller, and                      )
-------------------------              Assistant Treasurer                                            )
Deborah Koltenuk

By:   /s/ J. Neil McMurdie
      ---------------------------------
      J. Neil McMurdie
      *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  Exhibit Index

Exhibit No.         Exhibit
-----------         -------
99-B.9              Opinion and Consent of Counsel
                                                                  ------------
99-B.10             Consent of Independent Auditors
                                                                  ------------